Sterling Capital Behavioral Large Cap Value Equity Fund
Schedule of Investments
June 30, 2026 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 97.25%
Advertising & Marketing — 0.42%
$ 4,445 Omnicom Group, Inc. $ 323,729
Aerospace & Defense — 1.28%
1,932 Lockheed Martin Corporation, B 984,277
Air Freight & Logistics — 3.22%
3,758 FedEx Corporation 1,176,742
11,987 United Parcel Service, Inc., B 1,288,602
2,465,344
Automobiles — 1.62%
6,163 Ford Motor Co. 85,665
15,083 General Motors Co. 1,162,597
1,248,262
Banking — 1.65%
22,271 Bank of America Corporation 1,269,002
Banks — 7.87%
13,527 Citigroup, Inc. 1,893,238
4,143 JPMorgan Chase & Co. 1,356,128
5,726 PNC Financial Services Group, Inc. 1,409,856
22,879 U.S. Bancorp 1,381,892
6,041,114
Biotechnology — 2.64%
3,748 Amgen, Inc. 1,357,226
2,030 Exelixis, Inc.
(a)
110,452
894 Regeneron Pharmaceuticals, Inc. 557,445
2,025,123
Broadline Retail — 0.73%
444 Dillard's, Inc., Class A 234,618
13,924 Macy's, Inc. 327,911
562,529
Capital Markets — 6.98%
8,524 Bank of New York Mellon Corp. (The) 1,232,656
9,422 Charles Schwab Corp. (The) 869,368
10,048 Franklin Resources, Inc. 334,297
10,870 Invesco Ltd. 286,859
7,505 Morgan Stanley 1,568,845
1,748 Northern Trust Corp. 303,872
2,226 State Street Corp. 377,530
6,314 Virtu Financial, Inc., Class A 376,125
5,349,552
Chemicals — 1.06%
5,542 Celanese Corporation 254,932
2,576 CF Industries Holdings, Inc. 278,878
5,310 LyondellBasell Industries N.V., A 279,571
813,381

Sterling Capital Behavioral Large Cap Value Equity Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Communications Equipment — 0.50%
$ 3,286 Cisco Systems, Inc. $ 385,974
Consumer Staples Distribution & Retail — 0.73%
1,970 Dollar General Corp. 226,767
1,832 Dollar Tree, Inc.
(a)
221,580
2,290 Maplebear Inc.
(a)
108,432
556,779
Diversified Telecommunication Services — 3.45%
53,749 AT&T, Inc. 1,112,604
36,115 Verizon Communications, Inc. 1,529,109
2,641,713
Electric Utilities — 5.37%
9,667 American Electric Power Co., Inc. 1,322,542
4,669 Black Hills Corp. 347,374
8,665 Duke Energy Corp. 1,096,816
4,037 Edison International 300,555
3,843 Evergy, Inc. 332,150
4,320 NextEra Energy, Inc. 379,166
6,590 Portland General Electric Co. 341,560
4,120,163
Electrical Equipment — 0.46%
7,375 Sensata Technologies Holding PLC 352,083
Electronic Equipment, Instruments & Components — 0.15%
4,110 Ingram Micro Holding Corporation 112,737
Financial Services — 0.42%
8,619 Radian Group, Inc. 324,678
Food Products — 0.78%
5,658 Darling Ingredients, Inc.
(a)
309,040
11,806 Smithfield Foods Inc. 286,414
595,454
Health Care Providers & Services — 8.50%
4,326 Cigna Group (The) 1,192,592
14,983 CVS Health Corp. 1,549,991
1,440 Elevance Health, Inc. 556,891
2,030 HCA Healthcare, Inc. 791,477
1,441 McKesson Corp. 1,088,820
3,223 UnitedHealth Group, Inc. 1,339,575
6,519,346
Health Care REITs — 0.31%
4,989 Omega Healthcare Investors, Inc. 237,876
Hotel & Resort REITs — 0.99%
14,501 Host Hotels & Resorts, Inc. 343,819
29,167 Park Hotels & Resorts, Inc. 415,629
759,448

Sterling Capital Behavioral Large Cap Value Equity Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Hotels, Restaurants & Leisure — 0.82%
$ 1,354 Expedia, Inc. $ 346,461
3,685 Travel + Leisure Co. 281,645
628,106
Household Products — 0.91%
3,309 Colgate-Palmolive Co. 303,369
14,679 Reynolds Consumer Products, Inc. 394,131
697,500
Insurance — 4.08%
1,892 Allstate Corp. 450,182
3,173 Chubb Ltd. 1,081,168
4,746 First American Financial Corp. 325,528
3,861 Travelers Cos., Inc. (The) 1,274,594
3,131,472
Machinery — 2.37%
2,920 Allison Transmission Holdings, Inc. 329,201
1,454 Cummins, Inc. 1,037,007
3,756 PACCAR, Inc. 451,171
1,817,379
Media — 1.50%
5,119 Fox Corporation, Class A 267,007
4,953 Fox Corporation, Class B 231,999
1,607 Nexstar Media Group, Inc. 286,994
12,460 Sirius XM Holdings, Inc. 368,068
1,154,068
Metals & Mining — 2.68%
3,806 Anglogold Ashanti PLC 307,867
9,731 Newmont Goldcorp Corp. 908,876
4,791 Southern Copper Corp. 834,857
2,051,600
Oil & Gas Producers — 2.13%
12,530 ConocoPhillips 1,302,618
4,721 HF Sinclair Corporation 328,818
1,631,436
Oil, Gas & Consumable Fuels — 8.93%
7,289 Chevron Corp. 1,208,225
2,193 Chord Energy Corp. 250,660
8,570 EOG Resources, Inc. 1,111,786
368 Exxon Mobil Corp. 50,313
4,999 Marathon Petroleum Corp. 1,278,095
5,047 Ovintiv, Inc. 265,725
14,384 Permian Resources Corp., Class A 264,809
6,864 Phillips 66 1,160,359
4,826 Valero Energy Corp. 1,256,883
6,846,855
Pharmaceuticals — 5.50%
25,477 Bristol-Myers Squibb Co. 1,467,985

Sterling Capital Behavioral Large Cap Value Equity Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
$ 1,528 Jazz Pharmaceuticals PLC
(a)
$ 368,202
198 Johnson & Johnson 50,286
15,360 Merck & Co., Inc. 1,973,760
22,455 Viatris, Inc. 356,585
4,216,818
Retail REITs — 2.01%
6,685 Realty Income Corp. 414,203
5,054 Simon Property Group, Inc. 1,130,327
1,544,530
Semiconductors — 1.26%
3,435 NXP Semiconductors N.V. 965,338
Semiconductors & Semiconductor Equipment — 3.90%
1,989 Cirrus Logic, Inc.
(a)
295,426
696 Lam Research Corp. 301,598
2,077 Micron Technology, Inc. 2,397,460
2,994,484
Software — 2.83%
5,190 Adobe, Inc.
(a)
1,064,054
2,164 BILL Holdings, Inc.
(a)
78,250
7,405 RingCentral, Inc., Class A 288,647
2,650 salesforce.com, Inc. 415,149
9,304 Teradata Corporation
(a)
322,384
2,168,484
Specialized REITs — 0.42%
5,493 EPR Properties 318,649
Specialty Finance — 0.38%
6,318 Ally Financial, Inc. 290,312
Specialty Retail — 0.89%
9,926 Gap, Inc. (The) 185,418
2,327 Ross Stores, Inc. 495,302
680,720
Technology Hardware, Storage & Peripherals — 4.47%
3,876 Dell Technologies, Inc., Class C 1,672,338
520 Sandisk Corp
(a)
1,182,340
889 Western Digital Corp. 567,822
3,422,500
Technology Services — 0.24%
8,799 Amentum Holdings, Inc.
(a)
181,875
Textiles, Apparel & Luxury Goods — 0.52%
3,276 Crocs, Inc.
(a)
395,217
Tobacco — 1.85%
19,823 Altria Group, Inc. 1,426,265

Sterling Capital Behavioral Large Cap Value Equity Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Wholesale - Consumer Staples — 0.43%
$ 4,276 Archer-Daniels-Midland Company $ 326,686
Total Common Stocks
(Cost $60,463,761) 74,578,858
EXCHANGE-TRADED FUNDS — 0.46%
1,450 iShares Russell 1000 Value ETF 351,524
Total Exchange-Traded Funds
(Cost $343,600) 351,524
REIT — 0.08%
Equity Real Estate -Investment Trusts — 0.08%
883 WP Carey, Inc. 63,135
Total Reit
(Cost $65,750) 63,135
Shares Fair Value
MONEY MARKET FUNDS
— 2.15%
1,649,469 Federated Hermes Treasury Obligations Fund,
Institutional Shares, 3.56%
(b)
1,649,469
Total Money Market Funds
(Cost $1,649,469) 1,649,469
Total Investments— 99.94%
(Cost $62,522,580) 76,642,986
Other Assets in Excess of
Liabilities — 0.06% 42,557
NET ASSETS — 100.00% $ 76,685,543
(a) Non-income producing security.
(b) Represents the current yield as of report date.

Sterling Capital Behavioral Small Cap Value Equity Fund
Schedule of Investments
June 30, 2026 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 98.96%
Automobile Components — 1.01%
$ 17,883 Dana, Inc. $ 486,597
3,091 LCI Industries 327,275
813,872
Automotive — 1.60%
4,580 BorgWarner, Inc. 304,112
44,591 Dauch Corporation
(a)
241,683
1,954 Lear Corp. 261,953
5,849 Phinia , Inc. 481,783
1,289,531
Banks — 18.19%
4,028 1st Source Corp. 328,604
1,650 ACNB Corporation 97,977
16,260 Associated Banc-Corp. 500,320
10,195 BankUnited, Inc. 493,948
4,516 Burke & Herbert Financial Services Corp. 324,520
8,741 Business First Bancshares, Inc. 268,611
8,653 Byline Bancorp, Inc. 325,872
11,374 California BanCorp 237,034
7,720 Capital Bancorp, Inc. 271,126
8,800 Carter Bankshares , Inc. 299,288
7,355 Cathay General Bancorp 455,936
8,060 ChoiceOne Financial Services, Inc. 274,040
9,319 Civista Bancshares, Inc. 262,982
9,186 CNB Financial Corp. 309,660
3,150 Columbia Banking System, Inc. 100,958
4,605 Community Trust Bancorp, Inc. 333,218
4,771 Customers Bancorp, Inc.
(a)
377,386
10,190 Eagle Bancorp Montana, Inc. 243,847
5,405 Enterprise Financial Services Corp. 356,081
7,290 Financial Institutions, Inc. 284,091
4,260 First Business Financial Services, Inc. 269,104
3,839 First Financial Corp. 297,292
6,109 First Mid-Illinois Bancshares, Inc. 293,782
21,070 Fulton Financial Corp. 509,684
9,236 Hanmi Financial Corp. 299,246
3,666 Home Bancorp, Inc. 251,194
7,590 Independent Bank Corp. Michigan 273,771
31,250 Kearny Financial Corp. 295,625
5,074 Mercantile Bank Corp. 291,349
3,090 Metropolitan Bank Holding Corp. 305,168
2,130 Northeast Bank 282,289
17,960 Northfield Bancorp, Inc. 264,551
13,630 Northpointe Bancshares, Inc. 261,423
7,510 OFG Bancorp 368,516
12,450 Old Second Bancorp, Inc. 290,334
6,337 Orrstown Financial Services, Inc. 258,740

Sterling Capital Behavioral Small Cap Value Equity Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Banks — (continued)
$ 4,250 Peoples Financial Services Corp. $ 282,073
1,561 Popular, Inc. 256,285
2,812 Preferred Bank 298,803
16,088 Provident Financial Services, Inc. 380,320
10,080 RBB Bancorp 276,343
14,089 Shore Bancshares, Inc. 323,343
3,540 Tompkins Financial Corporation 334,601
4,500 Unity Bancorp, Inc. 264,105
10,010 Univest Financial Corp. 437,938
9,090 Valley National Bancorp 133,169
10,670 WaFd , Inc. 409,408
4,288 Zions Bancorp. 296,687
14,650,642
Biotech & Pharma — 0.38%
13,512 Innoviva , Inc.
(a)
306,858
Broadline Retail — 0.33%
11,431 Macy's, Inc. 269,200
Chemicals — 2.93%
2,144 Cabot Corp. 194,718
2,614 CF Industries Holdings, Inc. 282,992
1,527 DuPont de Nemours, Inc. 207,077
31,275 Ecovyst , Inc.
(a)
389,373
3,432 Ingevity Corp.
(a)
256,267
6,807 Intrepid Potash, Inc.
(a)
223,133
23,260 LSB Industries, Inc.
(a)
251,441
3,890 LyondellBasell Industries N.V., A 204,809
17,330 Olin Corporation 343,480
2,353,290
Commercial Services & Supplies — 2.37%
2,040 Brink's Company (The) 192,760
3,223 Cimpress plc
(a)
327,779
10,240 Deluxe Corp. 244,531
17,977 Interface, Inc. 644,295
28,536 Pitney Bowes Inc. 499,950
1,909,315
Commercial Support Services — 0.44%
14,534 Healthcare Services Group, Inc.
(a)
356,955
Construction & Engineering — 2.28%
2,690 Granite Construction, Inc. 425,235
3,673 NWPX Infrastructure, Inc.
(a)
550,730
10,391 Tutor Perini Corp. 862,141
1,838,106
Consumer Finance — 2.29%
7,249 Bread Financial Holdings, Inc. 785,429
4,190 Encore Capital Group, Inc.
(a)
390,885

Sterling Capital Behavioral Small Cap Value Equity Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Consumer Finance — (continued)
$ 2,080 Nelnet, Inc., A $ 277,326
5,075 Synchrony Financial 385,954
1,839,594
Consumer Staples Distribution & Retail — 0.52%
9,243 United Natural Foods, Inc.
(a)
422,128
Containers & Packaging — 0.33%
55,744 Ardagh Metal Packaging SA 264,227
Distributors — 0.34%
6,630 Gold.com, Inc. 275,874
Diversified Consumer Services — 0.55%
13,741 Perdoceo Education Corp. 439,712
Electric Utilities — 1.03%
3,641 Edison International 271,072
5,113 Otter Tail Corp. 460,068
1,880 Portland General Electric Co. 97,440
828,580
Electrical Equipment — 0.34%
10,670 Kimball Electronics, Inc.
(a)
273,152
Electronic Equipment, Instruments & Components — 1.88%
8,250 Ingram Micro Holding Corporation 226,298
3,750 PC Connection, Inc. 273,713
2,824 Sanmina Corporation
(a)
714,697
5,728 ScanSource, Inc.
(a)
298,371
1,513,079
Equity Real Estate Investment Trusts (REITs) — 0.75%
13,119 Alpine Income Property Trust, Inc. 272,350
13,271 American Assets Trust, Inc. 327,661
600,011
Financial Services — 2.98%
7,891 Bladex, Inc., Class E 485,060
4,749 Enact Holdings, Inc. 217,077
7,867 Jackson Financial Corp. 805,502
26,481 Pagseguro Digital Ltd., Class A 239,653
11,988 Radian Group, Inc. 451,588
10,727 Velocity Financial, Inc.
(a)
198,020
2,396,900
Food — 0.26%
15,834 Herbalife Ltd.
(a)
208,217
Food Products — 0.87%
47,630 B&G Foods, Inc. 189,567
4,350 Darling Ingredients, Inc.
(a)
237,597
11,300 Smithfield Foods Inc. 274,138
701,302

Sterling Capital Behavioral Small Cap Value Equity Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Gas Utilities — 0.55%
$ 3,207 National Fuel Gas Co. $ 247,612
3,440 New Jersey Resources Corp. 192,778
440,390
Ground Transportation — 0.96%
2,930 Ryder System, Inc. 772,846
Health Care Equipment & Supplies — 0.81%
4,548 Inmode Ltd.
(a)
66,492
7,770 Omnicell, Inc.
(a)
322,610
8,770 Tactile Systems Technology, Inc.
(a)
261,171
650,273
Health Care Facilities & Services — 1.17%
22,686 Pediatrix Medical Group, Inc.
(a)
574,636
12,637 Progyny, Inc.
(a)
364,325
938,961
Health Care Providers & Services — 4.39%
25,464 AdaptHealth Corp.
(a)
265,335
13,460 AMN Healthcare Services, Inc.
(a)
435,700
7,750 Astrana Health, Inc.
(a)
359,678
6,290 Centene Corp.
(a)
403,755
1,554 DaVita, Inc.
(a)
345,734
2,811 Encompass Health Corp. 284,136
1,605 Nutex Health, Inc.
(a)
274,278
7,019 PACS Group, Inc.
(a)
299,290
17,120 Surgery Partners, Inc.
(a)
287,616
1,918 Tenet Healthcare Corp.
(a)
358,819
1,489 Universal Health Services, Inc., Class B 221,399
3,535,740
Health Care Technology — 0.69%
24,900 Phreesia, Inc.
(a)
256,221
35,693 Teladoc Health, Inc.
(a)
302,677
558,898
Hotel & Resort REITs — 2.31%
27,875 Apple Hospitality REIT, Inc. 468,579
31,495 DiamondRock Hospitality Co. 383,609
11,438 Host Hotels & Resorts, Inc. 271,195
31,210 Park Hotels & Resorts, Inc. 444,743
24,520 RLJ Lodging Trust 290,562
1,858,688
Hotels, Restaurants & Leisure — 0.71%
4,280 BJ's Restaurants, Inc.
(a)
259,946
33,800 Bloomin' Brands, Inc. 308,932
568,878
Household Durables — 0.78%
10,290 Helen of Troy Ltd.
(a)
299,130
8,240 La-Z-Boy, Inc. 330,589
629,719

Sterling Capital Behavioral Small Cap Value Equity Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Household Products — 1.15%
$ 4,920 Central Garden & Pet Co.
(a)
$ 218,153
9,070 Central Garden & Pet Co., Class A
(a)
351,644
4,080 Spectrum Brands Holdings, Inc. 349,860
919,657
Independent Power/Renewable Electricity Producers — 0.37%
25,550 NextEra Energy Partners LP
(a)
301,746
Industrial Intermediate Prod — 0.37%
1,897 AZZ, Inc. 294,130
Industrial REITs — 0.43%
5,621 Innovative Industrial Properties, Inc. 348,390
Industrial Support Services — 0.33%
12,732 Titan Machinery, Inc.
(a)
268,900
Insurance — 4.79%
3,360 Axis Capital Holdings Ltd. 360,998
12,890 Fidelis Insurance Holdings Ltd. 313,872
3,570 First American Financial Corp. 244,866
1,380 HCI Group, Inc. 241,845
5,902 Lincoln National Corp. 208,636
3,340 Mercury General Corporation 356,111
2,130 Principal Financial Group, Inc. 229,571
1,003 Reinsurance Group of America, Inc. 213,288
743 RenaissanceRe Holdings, Ltd. 235,457
15,047 SiriusPoint Ltd.
(a)
361,128
15,970 Slide Insurance Holdings, Inc.
(a)
309,339
7,942 United Fire Group, Inc. 416,479
8,932 Universal Insurance Holdings, Inc. 369,428
3,861,018
Internet Media & Services — 0.63%
7,511 EverQuote , Inc.
(a)
178,687
14,400 Lyft, Inc., Class A
(a)
210,383
13,569 Upwork, Inc.
(a)
113,437
502,507
IT Services — 0.30%
3,050 EPAM Systems, Inc.
(a)
242,018
Leisure Facilities & Services — 0.41%
6,250 Cracker Barrel Old Country Store, Inc. 333,125
Leisure Products — 0.81%
21,240 Callaway Golf Company
(a)
399,099
16,790 Smith & Wesson Brands, Inc. 252,522
651,621
Life Sciences Tools & Services — 0.34%
15,760 Fortrea Holdings, Inc.
(a)
274,224

Sterling Capital Behavioral Small Cap Value Equity Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Machinery — 1.48%
$ 1,853 AGCO Corp. $ 221,804
3,971 Blue Bird Corporation
(a)
313,550
11,032 Kennametal, Inc. 386,672
5,320 Miller Industries Inc 272,118
1,194,144
Marine Transportation — 1.00%
1,660 Kirby Corp.
(a)
225,710
3,010 Matson, Inc. 578,613
804,323
Media — 1.79%
4,468 Fox Corporation, Class A 233,051
4,079 Fox Corporation, Class B 191,060
870 Nexstar Media Group, Inc. 155,373
20,670 PubMatic, Inc., Class A
(a)
271,190
6,400 Scholastic Corp. 294,401
39,440 Stagwell , Inc.
(a)
293,039
1,438,114
Metals & Mining — 1.52%
10,772 Compass Minerals International, Inc.
(a)
335,332
14,580 Constellium SE
(a)
464,665
15,090 SSR Mining, Inc.
(a)
426,745
1,226,742
Mortgage Real Estate Investment Trusts (REITs) — 1.66%
30,690 Adamas Trust, Inc. 287,872
22,500 AGNC Investment Corp. 245,250
9,840 Annaly Capital Management, Inc. 220,022
19,890 ARMOUR Residential REIT, Inc. 347,081
25,410 Rithm Capital Corp. 238,600
1,338,825
Multi-Utilities — 0.87%
10,770 Avista Corp. 440,601
4,960 Unitil Corporation 261,342
701,943
Office REITs — 0.96%
6,344 Kilroy Realty Corp. 237,710
4,732 NNN REIT, Inc. 220,180
7,936 Vornado Realty Trust 311,884
769,774
Oil & Gas Producers — 0.77%
6,030 California Resources Corp. 318,806
4,364 HF Sinclair Corporation 303,953
622,759
Oil & Gas Services & Equipment — 0.45%
39,540 Patterson-UTI Energy, Inc. 362,977
Oil, Gas & Consumable Fuels — 4.18%
8,135 APA Corp. 264,957

Sterling Capital Behavioral Small Cap Value Equity Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Oil, Gas & Consumable Fuels — (continued)
$ 1,900 Chord Energy Corp. $ 217,170
38,030 Crescent Energy Co., Class A 373,455
4,460 Ovintiv , Inc. 234,819
7,200 Par Pacific Holdings, Inc.
(a)
403,776
12,670 Permian Resources Corp., Class A 233,255
5,589 Scorpio Tankers, Inc. 387,094
22,950 SM Energy Co. 598,995
25,134 Talos Energy, Inc.
(a)
324,480
4,935 Teekay Tankers Ltd., Class A 320,133
3,358,134
Paper & Forest Products — 0.37%
25,240 Magnera Corp.
(a)
296,570
Passenger Airlines — 0.77%
2,640 Allegiant Travel Co.
(a)
310,464
2,291 United Continental Holdings, Inc.
(a)
311,553
622,017
Pharmaceuticals — 2.30%
9,261 Amphastar Pharmaceuticals, Inc.
(a)
186,887
7,955 Harmony Biosciences Holdings, Inc.
(a)
289,642
1,736 Jazz Pharmaceuticals PLC
(a)
418,323
12,550 Pacira Pharmaceuticals, Inc./DE
(a)
318,394
6,553 Royalty Pharma PLC, Class A 367,426
17,129 Viatris , Inc. 272,009
1,852,681
Professional Services — 0.28%
7,346 IBEX Holdings Ltd
(a)
223,098
Real Estate Management & Development — 0.69%
9,598 Forestar Group, Inc.
(a)
303,777
12,178 RMR Group, Inc. (The), Class A 250,014
553,791
Retail - Discretionary — 1.38%
19,860 Kohl's Corp. 351,919
6,140 Rush Enterprises, Inc., Class A 448,129
3,660 Sonic Automotive, Inc., Class A 310,331
1,110,379
Semiconductors & Semiconductor Equipment — 1.65%
5,159 Amkor Technology, Inc. 444,860
1,707 Cirrus Logic, Inc.
(a)
253,541
12,776 Photronics , Inc.
(a)
415,603
3,171 Skyworks Solutions, Inc. 214,994
1,328,998
Software — 3.43%
7,190 BILL Holdings, Inc.
(a)
259,990
9,198 Consensus Cloud Solutions, Inc.
(a)
350,904
15,250 Five9, Inc.
(a)
325,130

Sterling Capital Behavioral Small Cap Value Equity Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Software — (continued)
$ 26,360 Freshworks , Inc., Class A
(a)
$ 266,763
7,784 GigaCloud Technology Inc, Class A
(a)
245,974
9,970 Progress Software Corporation
(a)
334,793
9,338 RingCentral, Inc., Class A 363,995
10,851 Teradata Corporation
(a)
375,988
2,700 Zoom Video Communications, Inc.
(a)
233,037
2,756,574
Specialized REITs — 1.62%
3,980 EPR Properties 230,880
17,540 Millrose Properties, Inc. 527,077
18,362 Safehold, Inc. 288,283
9,864 VICI Properties, Inc. 261,889
1,308,129
Specialty Finance — 0.60%
4,732 Ally Financial, Inc. 217,435
34,060 Invesco Mortgage Capital, Inc. 269,074
486,509
Specialty Retail — 2.43%
2,330 Abercrombie & Fitch Co., Class A
(a)
209,723
21,180 American Eagle Outfitters, Inc. 364,295
3,120 Best Buy Co., Inc. 236,746
7,498 Gap, Inc. (The) 140,063
22,590 Sally Beauty Holdings, Inc.
(a)
319,423
8,100 Victoria's Secret & Co.
(a)
676,187
1,946,437
Steel — 0.32%
4,130 Commercial Metals Co. 259,158
Technology Hardware — 1.49%
10,867 NetScout Systems, Inc.
(a)
473,258
8,016 ViaSat, Inc.
(a)
719,917
1,193,175
Technology Hardware, Storage & Peripherals — 0.33%
3,140 Diebold Nixdorf, Inc.
(a)
266,963
Technology Services — 0.21%
19,388 DXC Technology Co.
(a)
171,584
Telecommunications — 0.27%
2,426 Millicom International Cellular S.A. 220,184
Textiles, Apparel & Luxury Goods — 1.27%
7,690 Carter's, Inc. 316,519
1,870 Crocs, Inc.
(a)
225,597
13,980 Ermenegildo Zegna N.V. 182,020
8,960 G-III Apparel Group Ltd. 302,042
1,026,178

Sterling Capital Behavioral Small Cap Value Equity Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Trading Companies & Distributors — 0.28%
$ 1,520 AerCap Holdings N.V. $ 221,586
Wholesale - Discretionary — 0.62%
12,174 OPENLANE, Inc.
(a)
502,056
Total Common Stocks
(Cost $62,945,255) 79,666,076
Shares Fair Value
MONEY MARKET FUNDS
— 1.02%
822,134 Federated Hermes Treasury Obligations Fund,
Institutional Shares, 3.56%
(b)
822,134
Total Money Market Funds
(Cost $822,134) 822,134
Total Investments— 99.98%
(Cost $63,767,389) 80,488,210
Other Assets in Excess of
Liabilities — 0.02% 14,740
NET ASSETS — 100.00% $ 80,502,950
(a) Non-income producing security.
(b) Represents the current yield as of report date.

Sterling Capital Special Opportunities Fund
Schedule of Investments
June 30, 2026 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 97.16%
Asset Management — 0.45%
$ 13,371 Apollo Global Management, Inc. $ 1,581,923
Biotechnology — 4.72%
60,604 Natera, Inc.
(a)
16,450,956
Capital Markets — 4.12%
104,069 Charles Schwab Corp. (The) 9,602,447
11,692 S&P Global, Inc. 4,761,684
14,364,131
Communications Equipment — 1.28%
10,731 F5, Inc.
(a)
4,463,667
Construction Materials — 1.75%
57,135 CRH PLC 6,113,445
Distributors — 3.37%
99,556 Genuine Parts Co. 11,745,617
Electric Utilities — 1.63%
35,756 Vistra Energy Corp. 5,671,974
Entertainment — 3.46%
48,215 Take-Two Interactive Software, Inc.
(a)
12,052,786
Health Care Equipment & Supplies — 3.29%
41,441 Danaher Corp. 7,893,681
52,973 DexCom, Inc.
(a)
3,567,732
11,461,413
Health Care Facilities & Services — 3.22%
27,047 UnitedHealth Group, Inc. 11,241,545
Health Care Providers & Services — 1.76%
15,750 HCA Healthcare, Inc. 6,140,768
Household Durables — 2.48%
95,559 Lennar Corporation, Class A 8,647,134
Interactive Media & Services — 5.73%
56,638 Alphabet, Inc., Class C 20,011,904
Internet & Direct Marketing Retail — 4.27%
62,610 Amazon.com, Inc.
(a)
14,922,467
IT Services — 3.41%
79,100 Akamai Technologies, Inc.
(a)
9,350,411
5,494 CACI International, Inc., Class A
(a)
2,545,150
11,895,561
Machinery — 3.89%
7,908 Deere & Co. 5,016,282
69,712 Mueller Industries, Inc. 8,569,696
13,585,978

Sterling Capital Special Opportunities Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Oil & Gas Producers — 1.62%
$ 64,979 ONEOK, Inc. $ 5,649,274
Pharmaceuticals — 6.41%
13,523 Eli Lilly & Co. 16,219,891
181,959 Teva Pharmaceutical Industries Ltd. - ADR
(a)
6,164,771
22,384,662
Professional Services — 3.29%
63,887 Verisk Analytics, Inc. 11,469,633
Real Estate Management & Development — 1.63%
42,307 CBRE Group, Inc., Class A
(a)
5,698,330
Semiconductors — 5.33%
18,358 Coherent Corp.
(a)
7,241,680
38,050 Marvell Technology, Inc. 11,334,715
18,576,395
Semiconductors & Semiconductor Equipment — 11.00%
117,941 NVIDIA Corp. 23,598,814
40,253 NXP Semiconductors N.V. 11,312,301
39,960 Universal Display Corporation 3,460,136
38,371,251
Software — 13.37%
9,369 Intuit, Inc. 2,445,309
33,330 Microsoft Corp. 12,432,756
73,714 Oracle Corp. 10,802,787
98,358 ServiceNow, Inc.
(a)
9,764,982
25,032 Synopsys, Inc.
(a)
11,166,024
46,611,858
Technology Services — 3.16%
32,128 Visa, Inc., Class A 11,022,796
Wireless Telecommunication Services — 2.52%
52,316 T-Mobile US, Inc. 8,774,963
Total Common Stocks
(Cost $201,863,280) 338,910,431

Sterling Capital Special Opportunities Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Shares Fair Value
MONEY MARKET FUNDS — 2.92%
$ 10,196,906 Federated Hermes Treasury Obligations Fund,
Institutional Shares, 3.56%
(b)
$ 10,196,906
Total Money Market Funds
(Cost $10,196,906) 10,196,906
Total Investments— 100.08%
(Cost $212,060,186) 349,107,337
Liabilities in Excess of Other Assets  — (0.08)% (293,939)
NET ASSETS — 100.00% $ 348,813,398
(a) Non-income producing security.
(b) Represents the current yield as of report date.
ADR - American Depositary Receipt.

Sterling Capital Equity Income Fund
Schedule of Investments
June 30, 2026 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 96 .57%
Banks — 4 .26%
$ 75,100 JPMorgan Chase & Co. $ 24,582,483
Beverages — 5 .15%
121,891 Coca-Cola European Partners PLC 12,197,632
129,696 PepsiCo, Inc. 17,560,839
29,758,471
Biotechnology — 3 .68%
84,533 AbbVie, Inc. 21,271,885
Capital Markets — 12 .96%
47,147 Ameriprise Financial, Inc. 21,629,158
244,638 Charles Schwab Corp. (The) 22,572,747
9,945 Goldman Sachs Group, Inc. (The) 10,058,075
100,305 Nasdaq, Inc. 7,906,040
83,881 Raymond James Financial, Inc. 12,752,428
74,918,448
Chemicals — 4 .06%
45,175 New Linde PLC 23,443,115
Commercial Support Services — 4 .34%
112,580 Waste Management, Inc. 25,091,830
Communications Equipment — 3 .87%
53,805 Motorola Solutions, Inc. 22,344,678
Consumer Finance — 3 .92%
66,917 American Express Company 22,634,675
Electric Utilities — 4 .02%
242,524 Southern Co. (The) 23,211,972
Electrical Equipment — 8 .11%
57,080 Eaton Corp plc 24,322,929
45,463 Rockwell Automation, Inc. 22,507,822
46,830,751
Health Care Equipment & Supplies — 1 .38%
87,687 Abbott Laboratories 7,956,718
Health Care Providers & Services — 1 .15%
17,144 Elevance Health, Inc. 6,630,099
Household Durables — 3 .33%
118,045 DR Horton, Inc. 19,227,170
Industrial Conglomerates — 3 .07%
39,897 Honeywell Aerospace, Inc.
(a)
8,820,318
39,897 Honeywell International, Inc. 8,932,827
17,753,145
Insurance — 8 .35%
163,362 Aflac, Inc. 19,154,195
101,921 Marsh & McLennan Cos., Inc. 16,987,173

Sterling Capital Equity Income Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Insurance — (continued)
$ 143,123 MetLife, Inc. $ 12,109,637
48,251,005
Machinery — 3 .45%
31,442 Deere & Co. 19,944,604
Oil, Gas & Consumable Fuels — 1 .81%
252,962 Devon Energy Corp. 10,452,390
Professional Services — 1 .14%
29,322 Automatic Data Processing, Inc. 6,566,662
Semiconductors & Semiconductor Equipment — 4 .47%
65,015 Analog Devices, Inc. 25,822,008
Software — 3 .43%
53,076 Microsoft Corp. 19,798,410
Specialty Retail — 2 .64%
43,253 Home Depot, Inc. (The) 15,254,468
Tobacco — 4 .36%
139,276 Philip Morris International, Inc. 25,196,421
Trading Companies & Distributors — 3 .62%
88,234 Ferguson Enterprises, Inc.
(a)
20,940,575
Total Common Stocks
(Cost $378,968,600) 557,881,983
Shares Fair Value
MONEY MARKET FUNDS
— 3 .65%
21,094,851 Federated Hermes Treasury Obligations Fund,
Institutional Shares, 3.56%
(b)
21,094,851
Total Money Market Funds
(Cost $21,094,851) 21,094,851
Total Investments— 100 .22%
(Cost $400,063,451) 578,976,834
Liabilities in Excess of Other
Assets  — ( 0 .22 ) % (1,297,511)
NET ASSETS — 100.00% $ 577,679,323
(a) Non-income producing security.
(b) Represents the current yield as of report date.

Sterling Capital Mid Cap Relative Value Fund
Schedule of Investments
June 30, 2026 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 89 .37%
Aerospace & Defense — 3 .40%
$ 2,587 Curtiss-Wright Corp. $ 1,960,325
Automobile Components — 1 .26%
5,333 Dorman Products, Inc.
(a)
727,688
Automotive — 2 .81%
11,269 BorgWarner, Inc. 748,262
10,605 Phinia, Inc. 873,533
1,621,795
Banks — 6 .71%
8,034 East West Bancorp, Inc. 1,037,109
39,500 Huntington Bancshares, Inc. 700,335
6,124 UMB Financial Corp. 874,262
7,821 Wintrust Financial Corp. 1,256,991
3,868,697
Building Products — 4 .21%
3,103 Carlisle Cos., Inc. 1,125,614
10,560 Fortune Brands Innovations, Inc. 579,744
8,866 Masco Corporation 721,426
2,426,784
Capital Markets — 1 .69%
2,123 Ameriprise Financial, Inc. 973,947
Chemicals — 0 .89%
13,855 Avient Corp. 512,081
Construction & Engineering — 6 .77%
9,372 MasTec, Inc.
(a)
3,899,315
Consumer Staples Distribution & Retail — 9 .85%
9,193 BJ's Wholesale Club Holdings, Inc.
(a)
801,813
4,075 Casey's General Stores, Inc. 3,238,770
14,610 Performance Food Group Co.
(a)
1,633,252
5,673,835
Electrical Equipment — 4 .37%
4,508 Powell Industries, Inc. 1,290,911
5,147 Regal Rexnord Corp. 1,225,964
2,516,875
Electronic Equipment, Instruments & Components — 4 .01%
6,722 Arrow Electronics, Inc.
(a)
1,434,542
2,269 Jabil, Inc. 874,654
2,309,196
Entertainment — 1 .73%
3,990 Take-Two Interactive Software, Inc.
(a)
997,420
Gas Utilities — 2 .53%
16,450 Southwest Gas Corp. 1,458,786
Household Durables — 1 .55%
6,494 PulteGroup, Inc. 891,042

Sterling Capital Mid Cap Relative Value Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Insurance — 2 .33%
$ 6,263 Hanover Insurance Group, Inc. (The) $ 1,341,034
Life Sciences Tools & Services — 4 .40%
4,727 ICON PLC
(a)
821,127
7,616 Revvity, Inc. 847,356
1,732 Thermo Fisher Scientific, Inc. 868,356
2,536,839
Machinery — 2 .59%
9,713 Oshkosh Corp. 1,490,751
Multi-Utilities — 3 .05%
36,926 Nisource, Inc. 1,755,831
Oil, Gas & Consumable Fuels — 4 .49%
3,290 Gulfport Energy Corp.
(a)
558,313
11,928 Matador Resources Co. 593,776
8,496 Phillips 66 1,436,249
2,588,338
Professional Services — 3 .26%
4,053 CACI International, Inc., Class A
(a)
1,877,593
Semiconductors & Semiconductor Equipment — 7 .97%
14,256 Kulicke & Soffa Industries, Inc. 1,906,882
3,810 Onto Innovation, Inc.
(a)
1,441,895
7,620 Qnity Electronics, Inc. 1,244,422
4,593,199
Software — 4 .72%
7,633 Commvault Systems, Inc.
(a)
1,081,825
5,896 PTC, Inc.
(a)
669,845
11,235 Zoom Video Communications, Inc.
(a)
969,693
2,721,363
Specialty Retail — 1 .64%
4,051 Williams-Sonoma, Inc. 944,288
Trading Companies & Distributors — 3 .14%
1,599 United Rentals, Inc. 1,811,491
Total Common Stocks
(Cost $25,541,922) 51,498,513
REIT — 8 .16%
Health Care REITs — 1 .57%
46,228 Sabra Health Care REIT, Inc. 901,908
Industrial REITs — 2 .11%
6,011 EastGroup Properties, Inc. 1,217,408
Residential REITs — 1 .43%
5,919 Mid-America Apartment Communities, Inc. 822,386

Sterling Capital Mid Cap Relative Value Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Shares Fair Value
REIT — (continued)
Retail REITs — 1 .43%
$ 26,182 Brixmor Property Group, Inc. $ 825,518
Specialized REITs — 1 .62%
5,205 Digital Realty Trust, Inc. 934,714
Total REIT
(Cost $3,119,445) 4,701,934
Shares Fair Value
MONEY MARKET FUNDS
— 2 .48%
1,429,280 Federated Hermes Treasury Obligations Fund,
Institutional Shares, 3.56%
(b)
1,429,280
Total Money Market Funds
(Cost $1,429,280) 1,429,280
Total Investments— 100 .01%
(Cost $30,090,647) 57,629,727
Liabilities in Excess of Other
Assets  — ( 0 .01 ) % (5,427)
NET ASSETS — 100.00% $ 57,624,300
(a) Non-income producing security.
(b) Represents the current yield as of report date.

Sterling Capital Real Estate Fund
Schedule of Investments
June 30, 2026 - (Unaudited)
Shares Fair Value
REIT — 97.34%
Equity Real Estate Investment Trusts (REITs) — 1.94%
$ 40,360
Essential Properties Realty Trust, Inc. $ 1,204,746
Health Care REITs — 18.68%
26,289
American Healthcare REIT, Inc. 1,370,971
29,422
CareTrust REIT, Inc. 1,187,178
21,965
Chiron Real Estate, Inc. 824,127
79,314
Sabra Health Care REIT, Inc. 1,547,416
38,907
Ventas, Inc. 3,454,941
14,114
Welltower, Inc. 3,203,455
11,588,088
Hotel & Resort REITs — 2.78%
13,423
Ryman Hospitality Properties, Inc. 1,725,527
Industrial REITs — 15.58%
12,299
EastGroup Properties, Inc. 2,490,916
34,089
First Industrial Realty Trust, Inc. 2,089,997
26,296
LXP Industrial Trust 1,416,828
17,449
Prologis, Inc. 2,363,816
38,835
Rexford Industrial Realty, Inc. 1,300,973
9,662,530
Office REITs — 3.65%
138,263
Brandywine Realty Trust 438,294
15,105
BXP, Inc. 1,001,612
27,429
Highwoods Properties, Inc. 827,259
2,267,165
Residential REITs — 12.47%
7,026
Essex Property Trust, Inc. 2,048,711
54,981
Invitation Homes, Inc. 1,660,976
12,415
Mid-America Apartment Communities, Inc. 1,724,940
57,615
UDR, Inc. 2,299,991
7,734,618
Retail REITs — 15.03%
61,459
Brixmor Property Group, Inc. 1,937,802
30,689
InvenTrust Properties Corp. 1,086,391
74,667
Kite Realty Group Trust 2,119,049
47,003
Macerich Co. (The) 1,184,006
41,040
NetSTREIT Corp. 867,175

Sterling Capital Real Estate Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Shares Fair Value
REIT — (continued)
Retail REITs — (continued)
$ 53,966
Tanger, Inc. $ 2,130,038
9,324,461
Specialized REITs — 27.21%
24,157
American Tower Corp., Class A 3,951,360
28,910
CubeSmart 1,149,751
25,057
Digital Realty Trust, Inc. 4,499,736
3,217
Equinix, Inc. 3,353,369
14,271
Extra Space Storage, Inc. 2,073,576
14,638
Iron Mountain, Inc. 1,848,926
16,876,718
Total REIT
(Cost $34,649,575) 60,383,853
Shares Fair Value
MONEY MARKET FUNDS — 2.27%
1,408,179 Federated Hermes Treasury Obligations Fund,
Institutional Shares, 3.56%
(a)
1,408,179
Total Money Market Funds
(Cost $1,408,179) 1,408,179
Total Investments— 99.61%
(Cost $36,057,754) 61,792,032
Other Assets in Excess of Liabilities — 0.39% 239,067
NET ASSETS — 100.00% $ 62,031,099
(a) Represents the current yield as of report date.

Sterling Capital Small Cap Value Fund
Schedule of Investments
June 30, 2026 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 92 .61%
Aerospace & Defense — 4 .49%
$ 20,786 Moog, Inc., Class A $ 8,809,938
Automobile Components — 5 .11%
22,135 Dorman Products, Inc.
(a)
3,020,321
193,142 Garret Motion, Inc. 6,997,535
10,017,856
Banks — 17 .46%
74,709 Columbia Banking System, Inc. 2,394,423
60,174 Community Bank System, Inc. 4,038,879
74,354 Glacier Bancorp, Inc. 3,835,179
25,800 Metropolitan Bank Holding Corp. 2,548,008
100,732 Old National Bancorp 2,608,959
26,020 QCR Holdings, Inc. 2,533,047
49,760 Trustmark Corp. 2,289,458
52,740 United Bankshares, Inc. 2,417,074
63,878 Webster Financial Corp. 4,881,557
41,760 Wintrust Financial Corp. 6,711,667
34,258,251
Capital Markets — 3 .40%
19,714 Affiliated Managers Group, Inc. 6,671,218
Chemicals — 1 .85%
98,316 Avient Corp. 3,633,759
Construction & Engineering — 4 .96%
23,368 MasTec, Inc.
(a)
9,722,490
Consumer Staples Distribution & Retail — 8 .79%
43,153 BJ's Wholesale Club Holdings, Inc.
(a)
3,763,805
9,826 Casey's General Stores, Inc. 7,809,606
50,775 Performance Food Group Co.
(a)
5,676,137
17,249,548
Electric Utilities — 1 .94%
73,500 Portland General Electric Co. 3,809,505
Electrical Equipment — 4 .83%
40,500 EnerSys 9,469,710
Electronic Equipment, Instruments & Components — 5 .51%
45,522 Belden, Inc. 5,458,543
39,866 Crane NXT Co. 2,039,545
39,610 Eplus, Inc. 3,296,740
10,794,828
Energy Equipment & Services — 2 .43%
238,870 Select Energy Services, Inc., Class A 4,772,623
Entertainment — 1 .86%
14,612 Take-Two Interactive Software, Inc.
(a)
3,652,708

Sterling Capital Small Cap Value Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Gas Utilities — 2 .20%
$ 48,530 Southwest Gas Corp. $ 4,303,640
Household Durables — 2 .20%
51,484 Meritage Homes Corp. 4,316,933
Insurance — 2 .90%
15,241 Hanover Insurance Group, Inc. (The) 3,263,403
24,939 Selective Insurance Group, Inc. 2,419,332
5,682,735
Life Sciences Tools & Services — 2 .26%
12,362 West Pharmaceutical Services, Inc. 4,437,958
Machinery — 6 .57%
30,756 Crane Co. 6,860,742
39,171 Oshkosh Corp. 6,011,965
12,872,707
Oil, Gas & Consumable Fuels — 3 .25%
22,509 Chord Energy Corp. 2,572,778
43,671 Matador Resources Co. 2,173,942
89,952 Northern Oil and Gas, Inc. 1,632,629
6,379,349
Professional Services — 2 .55%
10,816 CACI International, Inc., Class A
(a)
5,010,620
Semiconductors & Semiconductor Equipment — 3 .29%
49,883 ON Semiconductor Corp.
(a)
4,715,939
18,646 Qorvo, Inc.
(a)
1,739,112
6,455,051
Software — 0 .91%
15,762 PTC, Inc.
(a)
1,790,721
Trading Companies & Distributors — 3 .85%
10,311 Herc Holdings, Inc. 1,477,979
5,365 United Rentals, Inc. 6,077,955
7,555,934
Total Common Stocks
(Cost $46,475,574) 181,668,082
REIT — 5 .29%
Industrial REITs — 2 .67%
85,578 First Industrial Realty Trust, Inc. 5,246,788
Office REITs — 1 .11%
72,402 Highwoods Properties, Inc. 2,183,644
Retail REITs — 1 .51%
74,801 Tanger, Inc. 2,952,395

Sterling Capital Small Cap Value Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Shares Fair Value
REIT — (continued)
Retail REITs — (continued)
Total REIT
(Cost $4,512,680) $ 10,382,827
Shares Fair Value
MONEY MARKET FUNDS
— 2 .08%
$ 4,076,714 Federated Hermes Treasury Obligations Fund,
Institutional Shares, 3.56%
(b)
4,076,714
Total Money Market Funds
(Cost $4,076,714) 4,076,714
Total Investments— 99 .98%
(Cost $55,064,968) 196,127,623
Other Assets in Excess of
Liabilities — 0 .02% 37,434
NET ASSETS — 100.00% $ 196,165,057
(a) Non-income producing security.
(b) Represents the current yield as of report date.

Sterling Capital Ultra Short Bond ETF
Schedule of Investments
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
ASSET BACKED SECURITIES — 41.57%
$ 275,000 Carvana Auto Receivables Trust, Series P3 , Class B,
1.42%, 8/10/27 $ 273,429
73,768 CarMax Auto Owner Trust 2023-1, Series 1 , Class A3,
4.75%, 10/15/27 73,793
175,000 Hertz Vehicle Financing III LP, Series 2A , Class A,
1.68%, 12/27/27
(a)
173,666
110,000 Carvana Auto Receivables Trust 2021-P4, Series P4 ,
Class B, 1.98%, 2/10/28 108,864
23,787 Carmax Auto Owner Trust 2022-3, Series 3 , Class A4,
4.06%, 2/15/28 23,790
18,582 World Omni Auto Receivables Trust, Series 2022-D ,
Class A3, 5.61%, 2/15/28 18,597
165,000 Avis Budget Rental Car Funding AESOP LLC., Series
5A , Class A, 5.78%, 4/20/28
(a)
166,255
200,000 Hertz Vehicle Financing LLC, Series 2A , Class A,
2.33%, 6/26/28
(a)
196,319
1,883 Santander Drive Auto Receivables Trust, Series 3 ,
Class B, 5.61%, 7/17/28 1,885
160,000 Gracie Point International Funding 2025-1 LLC, Series
1A , Class B, 5.64%, 8/15/28 (SOFR +200.00 bps)
(a)
159,919
75,455 Santander Drive Auto Receivables Trust, Series 2023-4
, Class B, 5.77%, 12/15/28 75,801
250,000 GLS Auto Receivables Issuer Trust 2026-2, Series 2A ,
Class A2, 4.25%, 4/16/29
(a)
249,764
200,000 Bridgecrest Lending Auto Securitization Trust, Series 3
, Class C, 5.70%, 7/16/29 201,028
27,000 Hyundai Auto Receivables Trust 2023-C, Series C ,
Class A4, 5.55%, 12/17/29 27,335
200,000 LAD Auto Receivables Trust 2024-3, Series 3A , Class
B, 4.74%, 1/15/30
(a)
200,171
140,000 AmeriCredit Automobile Receivables Trust 2025-1,
Series 1 , Class A3, 4.12%, 5/20/30
(a)
139,361
250,000 M&T Equipment 2023-LEAF1 Notes, Series 1A , Class
A4, 5.75%, 7/15/30
(a)
251,406
118,221 Affirm Asset Securitization Trust 2025-X2 , 4.45%,
10/15/30
(a)
118,306
250,000 Dryden CLO Ltd., Series 53A , Class BR, 4.97%,
1/15/31
(a)(b)(c)
250,415
32,322 KKR CLO Ltd., Series 21 , Class A, 4.94%, 4/15/31
(TSFR3M +126.20 bps)
(a)
32,326
64,517 Dryden Senior Loan Fund, Series 40A , Class AR2,
4.80%, 8/15/31
(a)
64,539
203,114 Fortress Credit BSL IX Ltd, Series 1A , Class A1AR,
4.78%, 10/20/33
(a)
203,145
309,115 ALLY AUTO RECEIVABLES TRUST 2023-A, Series
A , Class C, 6.08%, 1/17/34
(a)
310,507

Sterling Capital Ultra Short Bond ETF
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
ASSET BACKED SECURITIES — (continued)
$ 59,633 SoFi Consumer Loan Program Trust, Series 2025-1 ,
Class A, 4.80%, 2/27/34
(a)
$ 59,716
300,000 Thompson Park CLO Ltd, Series 1A , Class A1R,
4.72%, 4/15/34
(a)
300,020
250,000 Neuberger Berman Loan Advisers CLO 41 Ltd., Series
41A , Class AR, 4.72%, 4/15/34 (TSFR3M +105.00
bps)
(a)(b)(c)
250,165
263,000 ARES XLIV CLO Ltd, Series 44A , Class A1RR,
4.80%, 4/15/34 (TSFR3M +113.00 bps)
(a)(b)(c)
263,245
285,000 Fort Greene Park CLO LLC, Series 2A , Class AR,
4.61%, 4/22/34 (TSFR3M +95.00 bps)
(a)
284,860
78,879 SoFi Consumer Loan Program Trust, Series 2025-2 ,
Class A, 4.82%, 6/25/34
(a)
78,983
250,000 Magnetite XXXI Ltd., Series 31A , Class A1R, 4.67%,
7/15/34
(a)
250,008
292,000 RR 17, Ltd., Series 17A , Class A1AR, 4.74%,
7/15/34
(a)
292,020
275,000 Trinitas CLO XVI Ltd, Series 16A , Class A1R, 4.81%,
7/20/34 (TSFR3M +113.00 bps)
(a)
275,047
265,000 LCM 33 Ltd, Series 33A , Class AR, 4.84%, 7/20/34
(TSFR3M +118.00 bps)
(a)(c)
265,040
136,520 SoFi Consumer Loan Program 2025-4 Trust, Series 4 ,
Class A, 4.24%, 8/25/35
(a)
136,353
300,000 Chesapeake Funding II LLC, Series 1A , Class B,
5.44%, 5/15/36
(a)
301,806
161,851 Chesapeake Funding II LLC, Series 1A , Class A1,
5.52%, 5/15/36
(a)
162,840
95,223 OneMain Financial Issuance Trust, Series 2021-1 ,
Class A2, 4.35%, 6/16/36 (SOFR +76.00 bps)
(a)
95,275
100,000 Neuberger Berman Loan Advisers CLO 45 Ltd. ,
4.73%, 10/14/36
(a)
100,008
100,000 BX 2021-LBA3 Mortgage Trust, Series PAC , Class A,
4.43%, 10/15/36
(a)
99,969
142,345 SMB Private Education Loan Trust, Series B , Class
A2B, 4.74%, 6/15/37
(a)
142,364
89,365 Hilton Grand Vacations Trust, Series 2023-1 , Class A,
5.72%, 1/25/38
(a)
90,657
20,844 Wheels Fleet Lease Funding 1 LLC, Series 1A , Class
A, 5.80%, 4/18/38
(a)
20,904
272,723 KIND Trust 2021-KIND, Series KIND , Class A,
4.69%, 8/15/38 (US0001M +95.00 bps)
(a)
272,292
401,304 BX Commercial Mortgage Trust 2021-ACNT , 4.59%,
11/15/38
(a)
401,304
244,873 MVW 2023-1, LLC., Series 1A , Class A, 4.93%,
10/20/40
(a)
245,012
362,498 Tricon Residential Trust, Series 2025-SFR , Class A,
4.73%, 3/17/42 (TSFR3M +110.00 bps)
(a)(b)
362,496

Sterling Capital Ultra Short Bond ETF
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
ASSET BACKED SECURITIES — (continued)
$ 400,000 Vantage Data Centers LLC, Series 2A , Class A2,
1.99%, 9/15/45
(a)
$ 383,609
320,000 Stack Infrastructure Issuer LLC, Series 3A , Class A2,
5.90%, 10/25/48
(a)
320,833
100,000 UBS Commercial Mortgage Trust 2017-C1, Series C1 ,
Class A4, 3.46%, 6/15/50 98,802
309,437 UBS Commercial Mortgage Trust 2017-C4, Series C4 ,
Class A3, 3.30%, 10/15/50 305,369
120,000 CSAIL 2017-CX10 Commercial Mortgage Trust, Series
CX10 , Class A4, 3.19%, 11/15/50 118,698
285,000 Hotwire Funding LLC, Series 1 , Class A2, 2.31%,
11/20/51
(a)
282,369
241,006 SMB Private Education Loan Trust, Series 2024-C ,
Class A1B, 4.69%, 6/17/52 (SOFR +110.00 bps)
(a)
240,614
483,000 BANK5 2023-5YR1 A3, Series 5YR1 , Class A3,
6.26%, 4/15/56 491,748
214,358 Nelnet Student Loan Trust, Series 2025-A , Class A1B,
4.74%, 3/15/57
(a)(b)
213,352
Total (Cost $10,524,619) 10,526,399
Principal Amount Fair Value
CORPORATE BONDS — 28.38%
Aerospace & Defense — 0.98%
250,000
Boeing Co/The, 2.80%, 3/01/27 247,296
Asset Management — 3.77%
250,000
Hercules Capital Inc, 2.63%, 9/16/26 248,735
215,000
Blackstone Private Credit Fund, 2.63%, 12/15/26 212,664
200,000
Ares Capital Corp, 7.00%, 1/15/27 202,027
250,000
Golub Capital BDC, Inc., 2.05%, 2/15/27 244,533
50,000
Goldman Sachs Private Credit Corp, 5.05%, 2/23/28 49,730
957,689
Banking — 1.03%
260,000 JPMorgan Chase & Co., 4.48%, 10/22/28 (SOFR
+86.00 bps) 261,024
Beverages — 0.99%
250,000
Bacardi Ltd., 2.75%, 7/15/26
(a)
249,820
Capital Markets — 1.18%
300,000
Blue Owl Capital Corp., 3.40%, 7/15/26 299,787
Electric Utilities — 0.31%
78,000
Vistra Operations Co. LLC, 5.05%, 12/30/26
(a)
78,052
Health Care Facilities & Services — 0.85%
215,000
IQVIA, Inc., 5.00%, 10/15/26
(a)
214,880

Sterling Capital Ultra Short Bond ETF
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
Health Care Facilities & Services — (continued)
Institutional Financial Services — 1.98%
$ 500,000
Jefferies Financial Group Inc, 4.85%, 1/15/27 $ 500,373
Insurance — 2.18%
300,000 Athene Global Funding, 4.67%, 8/27/26 (SOFR
+103.00 bps)
(a)
300,309
250,000
F&G Global Funding, 5.88%, 6/10/27
(a)
252,448
552,757
Internet Media & Services — 0.55%
140,000
Match Group Holdings II LLC, 4.63%, 6/01/28
(a)
138,088
Leisure Facilities & Services — 0.28%
71,000
MGM Resorts International, 5.50%, 4/15/27 71,110
Leisure Products — 0.79%
200,000
Mattel Inc, 5.88%, 12/15/27
(a)
200,079
Metals & Mining — 1.81%
460,000
Glencore Funding LLC, –%, 8/04/26
(a)
458,207
Mortgage Real Estate Investment -Trusts (Reits) — 0.89%
225,000
Starwood Property Trust, Inc., 3.63%, 7/15/26
(a)
224,636
Oil & Gas Producers — 3.17%
53,000
Buckeye Partners LP, 3.95%, 12/01/26 52,665
250,000
Williams Cos., Inc./The, 3.75%, 6/15/27 248,355
250,000
Cheniere Corpus Christi Holdings LLC, 5.13%, 6/30/27 250,627
250,000
Hess Midstream Operations LP, 5.88%, 3/01/28
(a)
251,767
803,414
Reit — 3.33%
300,000
Tanger Properties LP, 3.13%, 9/01/26 299,330
250,000 VICI Properties LP / VICI Note Co., Inc., 4.25%,
12/01/26
(a)
249,519
91,000
SBA Communications Corp., 3.88%, 2/15/27 90,484
207,000 Global Net Lease Operating Partnership LP, 3.75%,
12/15/27
(a)
202,605
841,938
Software — 0.64%
165,000
Oracle Corp, 2.80%, 4/01/27 162,807
Specialty Finance — 3.26%
125,000
Air Lease Corp., 1.88%, 8/15/26 124,597
250,000 Ladder Capital Finance Holdings LLLP, 4.25%,
2/01/27
(a)
248,541

Sterling Capital Ultra Short Bond ETF
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
Specialty Finance — (continued)
$ 250,000
Ally Financial, Inc., 4.75%, 6/09/27 $ 250,566
200,000
Avolon Holdings Funding Ltd., 4.95%, 1/15/28
(a)
200,446
824,150
Technology Services — 0.39%
100,000
FactSet Research Systems, Inc., 2.90%, 3/01/27 98,714
Total (Cost $7,189,770) 7,184,821
Principal Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 13.51%
44,438 SFS Auto Receivables Securitization Trust, Series
2025-1, Class A2, 4.65%, 5/22/28
(a)
44,454
228,144 TSTAT 2022-1 Ltd, Series 1A, Class AR3, 4.62%,
1/20/32
(a)
228,147
228,820 Riserva Clo Ltd., Series 3A, Class AR3, 4.73%,
1/18/34
(a)
229,014
300,000 Symphony CLO XXV Ltd., Series 25A, Class AR,
4.73%, 4/19/34
(a)(b)(c)
300,219
325,000 Barings CLO Ltd 2021-II, Series 2A, Class A1R,
4.74%, 7/15/34
(a)
325,022
275,000 Madison Park Funding XLV Ltd, Series 45A, Class
ARR, 4.75%, 7/15/34 (TSFR3M +108.00 bps)
(a)
275,462
250,000 Madison Park Funding XLIX Ltd, Series 49A, Class
AR, 4.72%, 10/19/34
(a)
250,010
250,000 Bain Capital Credit CLO 2021-4 Ltd, Series 4A, Class
A1RR, 4.68%, 10/20/34
(a)
250,083
201,128 Government National Mortgage Association, Series
164, Class DV, 5.50%, 8/20/35 202,209
151,649 Freddie Mac REMICS, Series 4838, Class VA, 4.00%,
3/15/36 151,296
141,176
Fannie Mae, 5.90%, 7/01/36 (H15T1Y +219.40 bps) 144,336
200,000 Birch Grove CLO 4 Ltd., Series 4A, Class A1R, 5.15%,
7/15/37
(a)
200,040
300,000 CIFC Funding 2017-V Ltd, Series 5A, Class AR,
5.08%, 7/17/37
(a)
300,057
71,138 Freddie Mac REMICS, Series 5216, Class JA, 3.25%,
5/25/38 70,852
201,795 Government National Mortgage Association, Series 1,
Class D, 5.50%, 5/20/49 202,102
241,618 Government National Mortgage Association, Series
132, Class BG, 5.50%, 7/20/50 246,017
Total (Cost $3,417,716) 3,419,320

Sterling Capital Ultra Short Bond ETF
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.63%
$ 286,490 BX Trust, Series 2021-BXMF, Class A, 4.38%,
10/15/26 (TSFR3M +75.00 bps)
(a)
$ 286,401
390,000 Morgan Stanley Capital I Trust, Series BNK2, Class
A4, 3.05%, 11/15/49 384,758
261,655 CSAIL Commercial Mortgage Trust, Series 2015-C7,
Class A5, 3.50%, 11/15/49 260,814
98,000 Wells Fargo Commercial Mortgage Trust, Series C37,
Class A5, 3.79%, 12/15/49 97,636
200,000 CD Mortgage Trust, Series 2017-CD3, Class A4,
3.63%, 2/10/50 196,953
380,000 COMM Mortgage Trust, Series COR2, Class A3,
3.51%, 9/10/50 375,418
292,592 Wells Fargo Commercial Mortgage Trust 2017-C40,
Series C40, Class A3, 3.32%, 10/15/50 289,151
95,000 CFCRE Commercial Mortgage Trust, Series C7, Class
A3, 3.84%, 12/10/54 94,598
192,000 BMO Mortgage Trust, Series 2023-5C1, Class AS,
7.12%, 8/15/56 198,653
Total (Cost $2,165,797) 2,184,382
Principal Amount Fair Value
COMMERCIAL PAPER — 3.93%
500,000
General Motors Financial Co Inc, 0.00%, 8/5/26
(a)
497,978
500,000
Penske Truck Leasing Co LP, 0.00%, 8/10/26 497,611
Total (Cost $995,742) 995,589
Principal Amount Fair Value
U.S. GOVERNMENT & AGENCIES — 3.12%
390,000
United States Treasury Bill, 0.00% , 7/02/26 389,961
400,000
United States Treasury Bill, 0.00% , 7/07/26 399,762
Total (Cost $789,722) 789,723

Sterling Capital Ultra Short Bond ETF
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Shares Fair Value
MONEY MARKET FUNDS
— 3.23%
$ 818,019 Federated Hermes Treasury Obligations Fund,
Institutional Shares, 3.56%
(d)
$ 818,019
Total Money Market Funds
(Cost $818,019) 818,019
Total Investments— 102.37%
(Cost $25,901,385) 25,918,253
Liabilities in Excess of Other
Assets  — (2.37)% (601,019)
NET ASSETS — 100.00% $ 25,317,234
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(c) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2026. The maturity date reflected is the final maturity date.
(d) Represents the current yield as of report date.
LLC Limited Liability Corporation
LP Limited Partnership

Sterling Capital Short Duration Bond ETF
Schedule of Investments
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — 57.60%
AEROSPACE & DEFENSE — 3.08%
$ 237,000
Boeing Co. (The), 6.26%, 5/01/27 $ 240,147
250,000
Howmet Aerospace, Inc., 6.75%, 1/15/28 258,339
253,000
Lockheed Martin Corp, 4.15%, 8/15/28 251,873
260,000
Honeywell Aerospace, Inc., 4.00%, 3/16/29
(a)
256,448
1,006,807
ASSET MANAGEMENT — 4.20%
241,000
Blackstone Private Credit Fund, 3.25%, 3/15/27 237,997
157,000
Golub Capital Private Credit Fund, 5.45%, 8/15/28 155,240
139,000
Ares Strategic Income Fund, 5.45%, 9/09/28
(a)
137,641
300,000
Ares Strategic Income Fund, 4.85%, 1/15/29
(a)
293,890
300,000
UBS Group AG, 4.15%, 12/23/29 (SOFR +84.00 bps)
(a)
295,711
250,000
The Charles Schwab Corp., 4.74%, 5/21/30 250,471
1,370,950
AUTOMOTIVE — 0.76%
250,000
Hyundai Capital America, 4.75%, 4/06/29
(a)
249,277
BANKS — 10.32%
325,000
Nordea Bank Abp, 4.38%, 3/17/28
(a)
325,173
250,000
Manufacturers & Traders Trust Co, 4.76%, 7/06/28 250,370
339,000
Barclays PLC, 4.84%, 9/10/28 (SOFR +134.00 bps) 339,586
200,000 Standard Chartered PLC, 5.55%, 1/21/29 (H15T1Y
+105.00 bps)
(a)(b)
202,373
400,000 Bank of America Corp., 4.98%, 1/24/29 (SOFR +83.00
bps)
(b)
402,184
300,000
Citizens Bank NA/Providence RI, 4.19%, 1/29/29 297,561
250,000
Regions Bank/Birmingham AL, 4.76%, 7/27/29 250,090
300,000 Wells Fargo & Co, 6.30%, 10/23/29 (SOFR +179.00
bps)
(b)
310,335
325,000
Citigroup, Inc., 3.98%, 3/20/30 318,731
180,000
JPMorgan Chase & Co., 4.41%, 4/23/30
(a)
178,469
250,000
BNP Paribas SA, 4.89%, 6/30/30
(a)(b)
249,965
250,000
Mizuho Financial Group, Inc., –%, 7/13/30
(b)
249,549
3,374,386
BIOTECH & PHARMA — 0.85%
281,000
Zoetis, Inc., 4.15%, 8/17/28 279,124
CABLE & SATELLITE — 0.47%
150,000 Charter Communications Operating LLC, 6.10%,
6/01/29 153,664

Sterling Capital Short Duration Bond ETF
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
CAPITAL MARKETS — 0.99%
$ 320,000
Blackstone Secured Lending Fund, 5.88%, 11/15/27 $ 322,279
CHEMICALS — 0.26%
85,000
Ecolab Inc., 4.30%, 6/15/28 84,804
COMMERCIAL SUPPORT SERVICES — 0.66%
220,000
GFL Environmental Inc, 4.00%, 8/01/28
(a)
214,799
ELECTRIC UTILITIES — 3.32%
350,000
Entergy Louisiana LLC, 3.25%, 4/01/28 343,177
281,000
Dominion Energy Inc., 4.60%, 5/15/28 281,067
100,000
Georgia Power Co., 4.00%, 10/01/28 99,002
106,000
Vistra Operations Co. LLC, 4.30%, 10/15/28
(a)
104,758
110,000
Public Service Co. of Colorado, 4.15%, 3/13/29 108,960
150,000
Vistra Operations Co. LLC, 4.30%, 7/15/29
(a)
146,925
1,083,889
FOOD — 0.74%
240,000
Mars, Inc., 4.60%, 3/01/28
(a)
240,425
FORESTRY, PAPER & WOOD PRODUCTS — 0.26%
85,000
Georgia-Pacific LLC, 4.40%, 6/30/28
(a)
84,692
INDUSTRIAL SUPPORT SERVICES — 0.40%
130,000
Element Fleet Management Corp, 4.80%, 5/29/29
(a)
129,680
INSTITUTIONAL FINANCIAL SERVICES — 1.59%
228,000
Morgan Stanley, 4.13%, 10/18/29 224,888
300,000
Morgan Stanley, 4.24%, 1/09/30 296,082
520,970
INSURANCE — 7.35%
96,000 Sammons Financial Group Global Funding, 5.05%,
1/10/28
(a)
96,210
162,000
Corebridge Global Funding, 4.25%, 8/21/28
(a)(c)
160,393
415,000
RGA Global Funding, 4.35%, 8/25/28
(a)
411,560
280,000
SBL Holdings Inc, 5.90%, 9/26/28
(a)
272,855
179,000
Fortitude Global Funding, 4.63%, 10/06/28
(a)
177,063
140,000
American National Global Funding, 4.63%, 12/15/28
(a)
138,500
345,000
GA Global Funding Trust, 5.50%, 1/08/29
(a)
348,541
420,000
Athene Global Funding, 5.58%, 1/09/29
(a)
426,040
100,000
Corebridge Global Funding, 4.80%, 5/29/29
(a)
99,830
120,000
American National Global Funding, 5.00%, 6/22/29
(a)
119,623

Sterling Capital Short Duration Bond ETF
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
INSURANCE — (continued)
$ 150,000 Sammons Financial Group Global Funding, 5.10%,
12/10/29
(a)
$ 150,630
2,401,245
INTERNET MEDIA & SERVICES — 2.06%
200,000
Match Group Holdings II LLC, 4.63%, 6/01/28
(a)
197,269
250,000
Alphabet, Inc., 3.70%, 2/15/29 245,942
230,000
Airbnb, Inc., 4.40%, 3/16/29 228,753
671,964
LEISURE FACILITIES & SERVICES — 1.88%
99,000
MGM Resorts International, 5.50%, 4/15/27 99,154
151,000
Starbucks Corp, 4.50%, 5/15/28 150,970
170,000
NCL Corp. Ltd., 7.75%, 2/15/29
(a)
177,393
185,000
Carnival Corp., 5.13%, 5/01/29
(a)
184,714
612,231
LEISURE PRODUCTS — 0.89%
300,000
Mattel Inc, 3.75%, 4/01/29
(a)
290,932
MACHINERY — 0.75%
246,000
John Deere Capital Corp, 4.25%, 6/05/28 245,593
MEDICAL EQUIPMENT & DEVICES — 0.35%
115,000
GE HealthCare Technologies, Inc., 4.15%, 12/15/28 113,976
OIL & GAS PRODUCERS — 4.58%
275,000
ONEOK Inc., 5.63%, 1/15/28
(a)
277,703
190,000
Buckeye Partners LP, 4.50%, 3/01/28
(a)
188,101
193,000
Hess Midstream Operations LP, 5.88%, 3/01/28
(a)
194,364
237,000
Woodside Finance Ltd., 4.90%, 5/19/28 237,750
105,000
Targa Resources Corp., 4.35%, 1/15/29 104,203
175,000
Venture Global LNG Inc, 9.50%, 2/01/29
(a)
188,361
300,000
Hess Midstream Operations LP, 6.50%, 6/01/29
(a)
306,131
1,496,613
REIT — 1.51%
50,000 Global Net Lease Operating Partnership LP, 3.75%,
12/15/27
(a)
48,938
73,000
Store Capital LLC., 4.50%, 3/15/28 72,571
64,000
LXP Industrial Trust, 6.75%, 11/15/28 66,358
325,000
CubeSmart LP, 2.25%, 12/15/28 306,916
494,783

Sterling Capital Short Duration Bond ETF
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
RETAIL - DISCRETIONARY — 0.76%
$ 250,000
ERAC USA Finance LLC, 4.50%, 10/30/29
(a)
$ 248,289
SOFTWARE — 1.42%
312,000
Synopsys, Inc., 4.65%, 4/01/28 312,335
155,000
Oracle Corp., 4.55%, 2/04/29 152,801
465,136
SPECIALTY FINANCE — 1.90%
113,000
Avolon Holdings Funding Ltd., 4.95%, 1/15/28
(a)
113,252
251,000
OneMain Finance Corp., 3.88%, 9/15/28 243,092
275,000
AerCap Ireland Capital DAC, 3.00%, 10/29/28 264,706
621,050
STEEL — 0.22%
73,000
Steel Dynamics, Inc., 4.00%, 12/15/28 71,897
TECHNOLOGY HARDWARE — 1.64%
240,000
Motorola Solutions Inc., 4.60%, 2/23/28 240,554
300,000
Dell International LLC / EMC Corp., 4.15%, 2/15/29
(d)
296,517
537,071
TECHNOLOGY SERVICES — 0.34%
110,000 Fidelity National Information Services, Inc., 4.45%,
3/10/28 109,609
TELECOMMUNICATIONS — 1.45%
159,250 Sprint Spectrum Co. LLC / Sprint Spectrum Co. II
LLC, Series 2018-1, 5.15%, 3/20/28
(a)
159,677
300,000
Sprint Capital Corporation, 6.88%, 11/15/28 314,432
474,109
TOBACCO & CANNABIS — 0.89%
295,000
Philip Morris International Inc., 4.13%, 4/28/28 293,420
TRANSPORTATION & LOGISTICS — 1.71%
150,000
Delta Air Lines Inc., 4.95%, 7/10/28 150,551
250,000 Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%,
10/20/28
(a)
249,785
160,000
United Airlines Holdings Inc, 4.88%, 3/01/29 158,126
558,462
Total (Cost $18,891,222) 18,822,126
Principal Amount Fair Value
ASSET BACKED SECURITIES — 26.36%
220,000 Avis Budget Rental Car Funding AESOP LLC, Series
1A , Class A, 4.80%, 8/20/29
(a)
219,991

Sterling Capital Short Duration Bond ETF
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
ASSET BACKED SECURITIES — (continued)
$ 283,681 OneMain Direct Auto Receivables Trust, Series 1A ,
Class A, 5.41%, 11/14/29
(a)
$ 284,894
300,000 Avis Budget Rental Car Funding AESOP LLC, Series
3A , Class A, 4.17%, 2/20/30
(a)
295,466
500,000 Hertz Vehicle Financing III LLC, Series 4A , Class A,
6.15%, 3/25/30
(a)
513,925
550,000 Dryden CLO Ltd., Series 53A , Class BR, 4.97%,
1/15/31
(a)(b)(e)
550,913
255,000 Yamaha Motor Master Trust II, Series A , Class A1,
5.15%, 4/15/31
(a)
253,348
450,000 Santander Drive Auto Receivables Trust, Series 2025-2
, 4.87%, 5/15/31 452,241
270,819 Fortress Credit BSL IX Ltd, Series 1A , Class A1AR,
4.78%, 10/20/33
(a)
270,859
414,000 Neuberger Berman Loan Advisers CLO 41 Ltd., Series
41A , Class AR, 4.72%, 4/15/34 (TSFR3M +105.00
bps)
(a)(b)(e)
414,273
420,000 ARES XLIV CLO Ltd, Series 44A , Class A1RR,
4.80%, 4/15/34 (TSFR3M +113.00 bps)
(a)(b)(e)
420,391
150,000 Magnetite XXI Ltd, Series 21AR , Class BR2, 4.93%,
4/20/34
(a)(b)(e)
149,163
275,000 Magnetite XXXI Ltd., Series 31A , Class A1R, 4.67%,
7/15/34
(a)
275,008
417,000 LCM 33 Ltd, Series 33A , Class AR, 4.84%, 7/20/34
(TSFR3M +118.00 bps)
(a)(b)
417,063
331,000 Affirm Master Trust Series 2025-3, Series 3A , Class A,
4.45%, 10/16/34
(a)
328,374
221,694 Hilton Grand Vacations Trust, Series 2024-3A , Class
A, 4.98%, 8/27/40
(a)
221,976
168,166 Sierra Timeshare Receivables Funding LLC, Series
2024-2A , Class A, 5.14%, 6/20/41
(a)
168,526
90,920 Sierra Timeshare Receivables Funding LLC, Series 3A ,
Class A, 4.83%, 8/20/41
(a)
90,824
519,678 Tricon Residential Trust, Series 2025-SFR , Class A,
4.73%, 3/17/42 (TSFR3M +110.00 bps)
(a)(e)
519,676
305,141
MVW LLC, Series 2024-2 , Class A, 4.43%, 3/20/42
(a)
303,522
206,125 HINNT LLC, Series 2025-A , Class A, 5.01%,
3/15/44
(a)
205,948
350,000 Vantage Data Centers LLC, Series 2A , Class A2,
1.99%, 9/15/45
(a)
335,657
350,000 Retained Vantage Data Centers Issuer LLC, Series 1A ,
Class A2A, 5.00%, 9/15/48
(a)
346,470
357,000 Morgan Stanley Bank of America, Series C31 , Class
A5, 3.10%, 11/15/49 355,056
299,642 SMB Private Education Loan Trust, Series 2021-B ,
Class A, 1.31%, 7/17/51
(a)(c)
283,262

Sterling Capital Short Duration Bond ETF
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
ASSET BACKED SECURITIES — (continued)
$ 278,910 Navient Refinance Loan Trust, Series A , Class A,
5.15%, 2/16/55
(a)
$ 279,583
330,000 BANK5 2023-5YR1 A3, Series 5YR1 , Class A3,
6.26%, 4/15/56 335,977
363,979 Navient Private Education Refi Loan Trust, Series
2021-F , 1.11%, 2/18/70
(a)
321,168
Total (Cost $8,605,856) 8,613,554
Principal Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.96%
200,000 BANK5 Trust, Series 2024-5YR5, Class AS, 6.27%,
2/15/29 204,406
365,000 Benchmark Mortgage Trust, Series V6, Class AS,
6.38%, 3/15/29 374,627
73,097 BX Commercial Mortgage Trust, Series 2021-ACNT,
Class C, 5.24%, 11/15/38
(a)
73,097
257,254 SMR Mortgage Trust, Series 2022-IND, Class A,
5.28%, 2/15/39
(a)
257,254
415,092 CD Mortgage Trust, Series 2016-CD2, Class A4,
3.53%, 11/10/49
(b)
410,413
115,436 CSAIL Commercial Mortgage Trust, Series 2015-C7,
Class A5, 3.50%, 11/15/49 115,065
410,000 CD Mortgage Trust, Series 2017-CD3, Class A4,
3.63%, 2/10/50 403,755
160,000 COMM Mortgage Trust, Series COR2, Class A3,
3.51%, 9/10/50 158,071
75,000 Benchmark Mortgage Trust, Series 2023-V2, Class A3,
5.81%, 5/15/55 76,158
400,000 Benchmark Mortgage Trust, Series 2023-V3, Class A3,
6.36%, 7/15/56 409,906
228,000 BMO Mortgage Trust, Series 2023-5C1, Class AS,
7.12%, 8/15/56 235,901
100,000 BANK5 Trust, Series 2023-5YR3, Class AS, 7.32%,
9/15/56 104,497
100,000 BANK5 Trust, Series 2023-5YR4, Class AS, 7.27%,
12/15/56 104,190
Total (Cost $2,908,203) 2,927,340
Principal Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.73%
383,282 TSTAT 2022-1 Ltd, Series 1A, Class AR3, 4.62%,
1/20/32
(a)
383,286
232,707
Fannie Mae, 5.90%, 7/01/36 (H15T1Y +219.40 bps) 237,916
325
Fannie Mae, Series 72, Class NA, 2.50%, 8/25/42 325
191,328
Fannie Mae, Series 35, Class CB, 2.00%, 2/25/43 186,629
128,195
Fannie Mae, Series 100, Class DA, 3.00%, 2/25/43 125,686

Sterling Capital Short Duration Bond ETF
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$ 147,795
Freddie Mac, Series 4828, Class QA, 3.50%, 3/15/47 $ 146,061
515,123 Chase Home Lending Mortgage Trust, Series 2019-
ATR2, Class A3, 3.50%, 8/25/49
(a)
467,422
Total (Cost $1,615,237) 1,547,325
Principal Amount Fair Value
MUNICIPAL BONDS — 0.29%
New York — 0.29%
95,000
City of New York NY , 4.67%, 2/1/28 95,457
Total (Cost $95,000) 95,457
Principal Amount Fair Value
U.S. GOVERNMENT & AGENCIES — 0.83%
275,000
United States Treasury Note/Bond, 3.38% , 2/29/28 271,573
Total (Cost $273,150) 271,573
Shares Fair Value
MONEY MARKET FUNDS — 1.02%
333,732 Federated Hermes Treasury Obligations Fund,
Institutional Shares, 3.56%
(f)
333,732
Total Money Market Funds
(Cost $333,732) 333,732
Total Investments— 99.79%
(Cost $32,722,400) 32,611,107
Other Assets in Excess of Liabilities — 0.21% 68,274
NET ASSETS — 100.00% $ 32,679,381
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2026. The maturity date reflected is the final maturity date.
(c) All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the period ended June 30, 2026 is $238,842, which represents 0.73% of net assets.
(d) The security was purchased on a when-issued or forward commitment basis (Note 3)
(e) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(f) Represents the current yield as of report date.

Sterling Capital Short Duration Bond ETF
Schedule of Investments
June 30, 2026 - (Unaudited)
FUTURES CONTRACTS Contracts
Expiration
Date Notional Value
Aggregate
Market Value
of Contracts
Unrealized
Appreciation
(Depreciation)
CBOT 2 Year US Treasury
Note Future 14 10/01/2026 $ 2,885,859 $ 2,885,859 $ —

Sterling Capital Intermediate U.S. Government Fund
Schedule of Investments
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — 1.66%
BANKING — 0.88%
$ 200,000
Federal Home Loan Banks, 5.07%, 11/19/37 $ 195,623
ELECTRIC UTILITIES — 0.78%
168,000 Appalachian Power Recovery Funding LLC, 5.37%,
4/01/40 172,124
Total (Cost $367,797) 367,747
Principal Amount Fair Value
ASSET BACKED SECURITIES — 2.33%
183,000 Avis Budget Rental Car Funding AESOP LLC, Series
2023-1A , Class A, 5.36%, 6/20/30
(a)
185,773
52,852 United States Small Business Administration, Series
2015-20G , Class 1, 2.88%, 7/01/35
(b)
49,732
125,000 Benchmark 2024-V9 Mortgage Trust, Series V9 , Class
AS, 6.06%, 8/15/57 127,504
150,000 BANK5 2024-5YR9, Series 5YR9 , Class AS, 6.18%,
8/15/57 153,560
Total (Cost $524,483) 516,569
Principal Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.69%
209,490 Freddie Mac Multifamily Structured Pass Through,
Series K060, Class A2, 3.30%, 10/25/26 208,526
1,078 Freddie Mac Multifamily Structured Pass Through,
Series K061, Class A2, 3.35%, 11/25/26 1,073
315,252 Fannie Mae-Aces, Series 2017-M7, Class A2, 2.96%,
2/25/27 312,354
164,737 Fannie Mae-Aces, Series 2017-M8, Class A2, 3.06%,
5/25/27 162,983
123,098 Freddie Mac Multifamily Structured Pass Through,
Series K066, Class A2, 3.12%, 6/25/27 121,800
168,104 Freddie Mac Multifamily Structured Pass Through,
Series K069, Class A2, 3.19%, 9/25/27 165,736
275,000 Freddie Mac Multifamily Structured Pass Through,
Series K079, Class A2, 3.93%, 6/25/28 272,164
345,966 Fannie Mae-Aces, Series 2018-M10, Class A2, 3.36%,
7/25/28 339,647
100,000 BANK5 Trust, Series 2024-5YR5, Class AS, 6.27%,
2/15/29 102,203
100,000 BANK Trust, Series 2024-BNK48, Class A5, 5.05%,
9/15/34 99,952
160,000 BMO Mortgage Trust, Series 2023-5C1, Class AS,
7.12%, 8/15/56 165,545
150,000 BANK5 Trust, Series 2023-5YR3, Class AS, 7.32%,
9/15/56 156,745

Sterling Capital Intermediate U.S. Government Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$ 150,000 BANK5 Trust, Series 2024-5YR6, Class A3, 6.23%,
5/15/57 $ 154,568
100,000 BANK5 Trust, Series 2024-5YR6, Class AS, 6.79%,
5/15/57 103,677
Total (Cost $2,400,591) 2,366,973
Principal Amount Fair Value
MORTGAGE-BACKED SECURITIES — 27.72%
Fannie Mae — 21.55%
109,494
4.00%, 12/01/33, Pool #MA1689 107,436
29,682
4.00%, 12/01/36, Pool #MA2856 28,910
27,320
4.00%, 2/01/37, Pool #MA2914 26,616
301,905
1.50%, 12/01/40, Pool #MA4202 254,811
153,877
2.00%, 12/01/40, Pool #RB5090 134,110
168,734
5.00%, 8/01/41, Pool #MA5205 170,164
74,995
6.00%, 9/01/43, Pool #MA5158 76,729
28,560
4.00%, 5/01/47, Pool #BE9598 27,116
37,987
5.00%, 8/01/48, Pool #CA2219 38,086
36,884
3.50%, 9/01/49, Pool #BJ9608 33,842
46,011
3.50%, 10/01/49, Pool #CA4431 42,174
161,704
3.00%, 7/01/50, Pool #CA6421 141,825
162,735
3.00%, 7/01/50, Pool #CA6422 142,754
134,196
2.00%, 8/01/50, Pool #CA6799 109,002
145,270
2.50%, 8/01/50, Pool #CA6707 124,257
209,383
2.00%, 9/01/50, Pool #CA7019 169,937
106,460
2.50%, 9/01/50, Pool #BQ0538 89,673
239,024
2.50%, 9/01/50, Pool #BQ2883 201,148
361,184
3.50%, 9/01/50, Pool #FS5284 330,680
294,258
2.00%, 10/01/50, Pool #CA7224 238,032
217,320
2.50%, 10/01/50, Pool #FM4530 184,050
236,843
2.50%, 10/01/50, Pool #FM4638 199,999
92,835
3.50%, 6/01/52, Pool #SD2670 85,384
151,233
4.00%, 7/01/52, Pool #FS2516 142,053
138,762
4.50%, 8/01/52, Pool #SD1515 134,227
208,549
5.00%, 9/01/52, Pool #RA7936 206,900
186,192
4.50%, 11/01/52, Pool #FS6858 180,708
109,012
5.00%, 11/01/52, Pool #CB5278 107,983
122,902
5.50%, 2/01/53, Pool #QF8052 124,044

Sterling Capital Intermediate U.S. Government Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Fannie Mae — (continued)
$ 150,019
5.00%, 3/01/53, Pool #SD2390 $ 148,699
155,255
5.50%, 2/01/54, Pool #FA0202 156,616
251,587
6.00%, 5/01/54, Pool #FM2472 259,091
140,879
5.50%, 11/01/54, Pool #FS9801 141,577
211,128
5.00%, 4/01/55, Pool #CC0236 207,979
4,766,612
Federal Farm Credit Banks Funding Corp. — 0.31%
86,000
2.40%, 3/24/36 69,864
Federal Home Loan Banks — 0.24%
60,000
1.90%, 10/07/31 52,734
Freddie Mac — 5.19%
65,384
4.00%, 12/01/35, Pool #ZA2401 63,691
43,566
4.00%, 3/01/39, Pool #ZA6403 42,140
107,208
3.50%, 1/01/47, Pool #ZT0941 98,934
73,977
3.00%, 12/01/51, Pool #SD8184 65,099
138,668
4.50%, 6/01/52, Pool #SD1265 134,240
144,289
4.00%, 2/01/53, Pool #SD7560 136,622
65,270
6.00%, 5/01/53, Pool #SD3072 66,888
121,457
6.00%, 7/01/53, Pool #SD3223 124,945
161,758
5.50%, 6/01/54, Pool #SD5479 164,391
246,166
6.00%, 9/01/54, Pool #SD6337 252,925
1,149,875
Ginnie Mae II — 0.43%
23,178
5.00%, 11/20/38, Pool #4283 23,014
77,117
4.00%, 7/20/52, Pool #786280 72,049
95,063
Total (Cost $6,581,421) 6,134,148
Principal Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 22.79%
77,349
Freddie Mac, Series 3787, Class LM, 4.00%, 1/15/31 76,667
42,943
Freddie Mac, Series 4151, Class PA, 2.00%, 1/15/33 40,498
148,063 Fannie Mae-Aces, Series M1, Class 1A3, 3.43%,
1/25/33 139,570

Sterling Capital Intermediate U.S. Government Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$ 175,000
Freddie Mac, Series 4172, Class KB, 3.00%, 2/15/33 $ 162,910
191,950
Ginnie Mae, Series 181, Class AV, 5.50%, 2/20/33 193,222
48,974
Fannie Mae, Series 2013-44, Class DJ, 1.85%, 5/25/33 45,513
19,351
Fannie Mae, Series 2003-44, Class Q, 3.50%, 6/25/33 18,826
133,136 Fannie Mae REMICS, Series 108, Class GU, 3.00%,
10/25/33 127,236
136,640
Ginnie Mae, Series 2023-79, Class DV, 5.50%, 5/20/34 137,272
67,347
Fannie Mae, Series 2005-31, Class PB, 5.50%, 4/25/35 68,721
129,356 Freddie Mac REMICS, Series 3203, Class ZW, 5.00%,
11/15/35 129,729
118,386 Fannie Mae REMICS, Series 44, Class DA, 3.00%,
7/25/36 113,698
23,104
Ginnie Mae, Series 2013-133, Class PL, 3.50%, 2/16/37 22,670
469,714 Fannie Mae-Aces, Series M1, Class 2A1, 3.95%,
12/25/37 450,165
122,244
Freddie Mac, Series 4863, Class AJ, 3.50%, 7/15/38 117,232
44,546
Freddie Mac, Series 4122, Class BC, 3.00%, 5/15/40 41,960
128,412
Ginnie Mae, Series 137, Class WA, 5.58%, 7/20/40 131,083
150,000
Ginnie Mae, Series 81, Class AL, 4.50%, 8/20/40 143,187
99,494 Progress Residential Trust, Series SFR1, Class A,
3.40%, 2/17/42
(a)
94,387
142,159
Fannie Mae, Series 2012-87, Class MB, 2.00%, 5/25/42 133,945
106,902 Fannie Mae, Series 2012-150, Class KA, 1.75%,
1/25/43 89,462
123,609
Freddie Mac, Series 4173, Class NB, 3.00%, 3/15/43 112,520
183,000 Government National Mortgage Association, Series
129, Class EP, 4.00%, 9/20/43 172,988
315,000
Freddie Mac, Series 4669, Class QY, 3.50%, 9/15/44 307,203
31,921 Ginnie Mae, Series 2015-162, Class EB, 2.50%,
9/20/44 30,148
452,430
Freddie Mac, Series 4601, Class NJ, 1.90%, 9/15/45 403,394
127,023
Fannie Mae, Series 2016-49, Class PA, 3.00%, 9/25/45 119,090
74,222
Freddie Mac, Series 4656, Class PA, 3.50%, 10/15/45 71,665
110,339
Fannie Mae, Series 2016-24, Class CD, 1.75%, 2/25/46 94,930
163,739
Fannie Mae, Series 2016-88, Class PK, 2.50%, 3/25/46 149,981
149,990 Fannie Mae REMICS, Series 3, Class PG, 3.00%,
1/25/47 136,981
43,714
Freddie Mac, Series 5380, Class A, 5.50%, 9/25/47 43,788
193,679
Fannie Mae, Series 2019-25, Class PD, 2.50%, 5/25/48 177,711
349,092 Freddie Mac REMICS, Series 4929, Class PA, 2.50%,
9/25/49 298,223

Sterling Capital Intermediate U.S. Government Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$ 165,440
Freddie Mac, Series 4942, Class NC, 2.50%, 10/25/49 $ 144,292
77,519 Government National Mortgage Association, Series
139, Class NA, 5.00%, 8/20/51 76,979
152,836
Ginnie Mae, Series 2022-137, Class PA, 4.00%, 5/20/52 147,256
78,610 Government National Mortgage Association, Series
130, Class AN, 4.75%, 7/16/52 78,424
Total (Cost $5,147,901) 5,043,526
Principal Amount Fair Value
U.S. GOVERNMENT & AGENCIES — 2.59%
200,000
Federal Farm Credit Banks Funding Corp., 5.34% ,
1/22/41 198,040
377,895
Freddie Mac Pool, 5.00% , 2/01/53 374,092
Total (Cost $577,017) 572,132
Principal Amount Fair Value
U.S. TREASURY BONDS & NOTES — 30.68%
1,150,000
United States Treasury Strip, 0.00% , 5/15/29 1,019,793
3,600,000
United States Treasury Note, 2.75% , 8/15/32
(b)
3,306,234
1,000,000
United States Treasury Strip, 0.00% , 11/15/32 759,565
1,169,600
United States Treasury Note, 4.00% , 2/15/34 1,142,644
200,000
U.S. Treasury Bond, 3.88% , 8/15/40 182,461
300,000
United States Treasury Inflation Indexed Bonds, 0.13% ,
2/15/52 185,657
200,000
United States Treasury Inflation Indexed Bonds, 2.38% ,
2/15/55 194,166
Total (Cost $6,840,724) 6,790,520
Shares Fair Value
MONEY MARKET FUNDS — 1.89%
419,332 Federated Hermes Treasury Obligations Fund,
Institutional Shares, 3.56%
(c)
419,332
Total Money Market Funds
(Cost $419,332) 419,332
Total Investments— 100.35%
(Cost $22,859,266) 22,210,947
Liabilities in Excess of Other Assets  — (0.35)% (78,236)
NET ASSETS — 100.00% $ 22,132,711

Sterling Capital Intermediate U.S. Government Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b) All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the period ended June 30, 2026 is $285,034, which represents 1.29% of net assets.
(c) Represents the current yield as of report date.

Sterling Capital Total Return Bond Fund
Schedule of Investments
June 30, 2026 - (Unaudited)
Shares Fair Value
PREFERRED STOCKS — 0.20%
Asset Management — 0.20%
$ 117,650 Apollo Global Management, Inc. $ 3,001,252
Total Preferred Stocks
(Cost $3,065,046) 3,001,252
Principal Amount Fair Value
CORPORATE BONDS — 26.89%
Aerospace & Defense — 0.89%
2,184,000
BAE Systems PLC, 5.13%, 3/26/29
(a)
2,214,085
1,289,000
Howmet Aerospace, Inc., 4.55%, 11/15/32 1,267,533
2,360,000
Boeing Co. (The), 5.71%, 5/01/40 2,399,756
2,280,000
Boeing Co. (The), 5.93%, 5/01/60 2,242,781
4,953,000
Honeywell Aerospace, Inc., 5.85%, 3/16/66
(a)
4,990,573
13,114,728
Asset Management — 1.14%
706,000
Blue Owl Capital Corp., 5.95%, 3/15/29 705,985
3,430,000
Apollo Debt Solutions BDC, 6.90%, 4/13/29 3,520,374
3,488,000
Blackstone Secured Lending Fund, 5.13%, 1/31/31 3,340,979
2,177,000
Goldman Sachs Private Credit Corp, 5.88%, 1/31/31 2,150,325
3,606,000
Ares Capital Corp., 5.25%, 4/12/31 3,503,575
2,265,000
Golub Capital Private Credit Fund, 5.60%, 4/15/31
(a)
2,168,486
1,528,000 Ares Finance Co. III LLC, 4.13%, 6/30/51 (H15T5Y
+323.70 bps)
(a)(b)
1,524,948
16,914,672
Automotive — 0.42%
3,089,000
American Honda Finance Corp., 4.90%, 4/10/31 3,078,022
3,122,000
Hyundai Capital America, 5.40%, 6/23/32
(a)
3,171,573
6,249,595
Banks — 3.63%
1,761,000
Huntington Bancshares, Inc., 6.21%, 8/21/29 1,812,703
2,941,000
JPMorgan Chase & Co., 5.01%, 1/23/30 2,960,921
1,475,000
Citizens Financial Group, Inc., 5.84%, 1/23/30
(b)
1,511,803
1,754,000 Barclays PLC, 5.09%, 6/20/30 (3MOLIBOR +305.40
bps)
(b)
1,758,847
3,034,000
Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/08/30 2,737,715
1,638,000
Wells Fargo & Co., 2.88%, 10/30/30
(b)
1,541,894
3,322,000
Citigroup, Inc., 2.98%, 11/05/30
(b)
3,136,835
2,021,000 Toronto-Dominion Bank (The), 3.63%, 9/15/31 (USD
SWAP SEMI 30/360 5YR +220.50 bps)
(b)
2,016,365

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
Banks — (continued)
$ 3,937,000 Westpac Banking Corp., GMTN, 4.32%, 11/23/31
(USISOA05 +224.00 bps)
(b)
$ 3,930,018
3,885,000
Macquarie Group Ltd, 2.69%, 6/23/32
(a)(b)
3,492,454
2,414,000 Mitsubishi UFJ Financial Group Inc., 2.49%, 10/13/32
(H15T1Y +97.00 bps)
(b)
2,137,742
2,917,000
Fifth Third Bancorp, 4.34%, 4/25/33
(b)
2,813,026
5,191,000 Bank of America Corp., 5.02%, 7/22/33 (SOFR
+216.00 bps)
(b)
5,198,699
2,857,000 Wells Fargo & Co., 4.90%, 7/25/33 (SOFR +210.00
bps)
(b)
2,838,871
3,335,000
JPMorgan Chase & Co., 4.91%, 7/25/33 3,331,022
1,926,000
Regions Financial Corp., 5.50%, 9/06/35 1,948,648
2,809,000 Bank of America Corp., 5.74%, 2/12/36 (SOFR
+169.70 bps)
(b)
2,865,648
2,139,000 JPMorgan Chase & Co., 5.58%, 7/23/36 (SOFR
+163.50 bps)
(b)
2,171,497
2,620,000
Fifth Third Bancorp, 5.14%, 1/29/37
(b)
2,571,854
1,109,000
Sumitomo Mitsui Financial Group, Inc., 5.33%, 3/03/41 1,079,736
2,489,000
Wells Fargo & Co., 3.07%, 4/30/41
(b)
1,900,753
53,757,051
Beverages — 0.33%
2,401,000
Constellation Brands, Inc., 4.85%, 5/06/31 2,400,311
2,505,000
Bacardi Ltd. / Bacardi-Martini BV, 5.40%, 6/15/33
(a)
2,509,041
4,909,352
Biotech & Pharma — 0.43%
2,335,000
CSL Finance PLC, 4.25%, 4/27/32
(a)
2,244,696
4,057,000
Eli Lilly & Co, 5.55%, 10/15/55 4,054,793
6,299,489
Biotechnology — 0.24%
3,576,000
Amgen, Inc., 5.60%, 3/02/43 3,554,463
Cable & Satellite — 0.49%
1,579,000 Charter Communications Operating LLC, 6.10%,
6/01/29 1,617,565
2,160,000 Space Exploration Technologies Corp., 5.65%,
7/15/33
(a)
2,147,131
1,180,000 Charter Communications Operating LLC, 6.65%,
2/01/34 1,210,699
2,302,000 Charter Communications Operating LLC, 6.55%,
6/01/34 2,350,007
7,325,402

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
Capital Markets — 0.45%
$ 1,051,000
Ares Management Corp., 6.38%, 11/10/28 $ 1,087,353
4,574,000
Morgan Stanley, MTN, 5.25%, 4/21/34
(b)
4,602,795
1,081,000
Morgan Stanley, 5.31%, 1/18/41
(b)
1,053,521
6,743,669
Construction Materials — 0.16%
2,502,000
CRH America Finance, Inc., 5.00%, 2/09/36 2,447,047
Consumer Services — 0.31%
2,317,000
Duke University, 3.30%, 10/01/46 1,696,372
3,898,000
Lehigh University, 3.48%, 11/15/46 2,833,781
4,530,153
Diversified Telecommunication Services — 0.06%
908,000
Verizon Communications, Inc., 5.88%, 11/30/55 880,922
E-Commerce Discretionary — 0.18%
2,401,000
Amazon.com, Inc., 2.88%, 5/12/41 1,778,040
867,000
Amazon.com, Inc., 5.80%, 3/13/56 861,469
2,639,509
Electric Utilities — 2.75%
2,375,000
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/32 2,094,519
1,079,000
Eversource Energy, 3.38%, 3/01/32 992,440
2,347,000
FirstEnergy Transmission LLC, 4.75%, 1/15/33 2,300,611
2,139,000 CenterPoint Energy Houston Electric LLC, 5.15%,
3/01/34 2,158,093
2,843,000
DTE Electric Co, 5.25%, 5/15/35 2,875,903
1,902,000
NRG Energy Inc, 5.41%, 10/15/35
(a),(c)
1,869,429
813,000
Virginia Electric and Power Co, 4.95%, 3/15/36 795,752
2,314,000
Duke Energy Florida LLC, 6.40%, 6/15/38 2,521,345
3,104,000
Indiana Michigan Power Co., 4.55%, 3/15/46 2,656,023
10,897,000 Appalachian Power Recovery Funding LLC, 5.84%,
4/01/46 11,124,024
3,804,000
Duke Energy Progress LLC, 3.60%, 9/15/47 2,810,964
1,846,000
Sempra, 4.00%, 2/01/48 1,392,711
2,415,000
Puget Sound Energy, Inc., 4.22%, 6/15/48 1,955,205
2,626,000
Southwestern Public Service Co., 3.15%, 5/01/50 1,726,750
2,992,000
Entergy Louisiana LLC, 5.70%, 3/15/54 2,944,586
590,000 Nevada Power Co., 6.25%, 5/15/55 (H15T5Y +193.60
bps)
(b)
591,631
40,809,986

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
Electrical Equipment — 0.29%
$ 2,285,000
Amphenol Corp, 4.63%, 2/15/36 $ 2,206,064
2,163,000
Vertiv Holdings Co., 4.85%, 3/15/36 2,100,763
4,306,827
Food — 0.39%
2,415,000 JBS NV/JBS USA Foods Group Holdings, Inc, 5.50%,
1/15/36 2,411,488
3,794,000
Kraft Heinz Foods Co., 5.00%, 6/04/42 3,399,311
5,810,799
Gas & Water Utilities — 0.18%
2,510,000
KeySpan Gas East Corp, 5.99%, 3/06/33
(a)
2,614,040
Health Care Facilities & Services — 0.42%
1,830,000
IQVIA, Inc., 6.25%, 2/01/29 1,890,600
2,087,000
HCA, Inc., 5.50%, 6/01/33 2,132,060
2,219,000
CVS Health Corp, 6.05%, 6/01/54 2,219,975
6,242,635
Institutional Financial Services — 0.55%
4,412,000 Morgan Stanley, 2.51%, 10/20/32 (SOFR +120.00
bps)
(b)
3,900,288
2,143,000
Jefferies Financial Group Inc, 5.50%, 2/15/36 2,067,970
2,242,000 Bank of New York Mellon Corp./The, 5.63%,
12/31/49
(b)
2,237,716
8,205,974
Insurance — 2.18%
2,291,000
GA Global Funding Trust, 5.50%, 1/08/29
(a)
2,314,513
3,327,000
Fortitude Group Holdings LLC, 6.25%, 4/01/30
(a)
3,398,351
1,582,000
Enstar Group Ltd., 3.10%, 9/01/31 1,408,538
2,043,000
RGA Global Funding, 5.00%, 8/25/32
(a)
2,023,788
3,864,000
Athene Holding Ltd., 5.88%, 1/15/34 3,906,873
2,619,000
SBL Holdings, Inc., 7.20%, 10/30/34
(a)
2,453,431
1,996,000
American National Group Inc, 6.00%, 7/15/35 1,988,545
1,678,000
Lincoln National Corp., 5.35%, 11/15/35 1,639,859
2,009,000
Sammons Financial Group, Inc., 5.95%, 6/15/36
(a)
2,012,182
1,636,000
Transatlantic Holdings, Inc., 8.00%, 11/30/39 1,988,998
2,365,000
Global Atlantic Fin Co., 6.75%, 3/15/54
(a)
2,252,911
1,997,000
Athene Holding Ltd., 6.63%, 10/15/54
(b)
1,918,882
2,219,000
Omnis Funding Trust, 6.72%, 5/15/55
(a)
2,310,476
2,700,000 Teachers Insurance & Annuity Ass. of America, 6.05%,
6/15/56
(a)
2,724,361

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
Insurance — (continued)
$ 32,341,708
Internet Media & Services — 0.89%
$ 2,020,000
Meta Platforms, Inc., 4.60%, 11/15/32 1,986,246
2,730,000
Meta Platforms, Inc., 6.20%, 5/15/46 2,731,889
7,014,000
Beignet Investor LLC, 6.58%, 5/30/49
(a)
7,155,352
1,442,000
Meta Platforms, Inc., 5.40%, 8/15/54 1,272,330
13,145,817
Machinery — 0.15%
2,171,000
Caterpillar Inc., 5.20%, 5/15/35 2,214,432
Medical Equipment & Devices — 0.33%
2,299,000
Baxter International Inc, 2.54%, 2/01/32 1,978,975
2,980,000
VSP Optical Group Inc, 5.40%, 6/01/33
(a)
2,987,520
4,966,495
Metals & Mining — 0.67%
2,773,000
Glencore Funding LLC, 5.67%, 4/01/35
(a)
2,842,412
2,128,000
Southern Copper Corp., 5.35%, 6/24/36 2,116,296
2,836,000
Freeport-McMoRan Inc., 5.45%, 3/15/43 2,742,117
2,243,000
Anglo American Capital PLC, 6.00%, 4/05/54
(a)
2,245,103
9,945,928
Multi-Utilities — 0.29%
2,743,000
Sempra, 3.80%, 2/01/38 2,333,104
2,342,000
CMS Energy Corp., 4.70%, 3/31/43 2,002,042
4,335,146
Oil & Gas Producers — 0.94%
2,020,000
DT Midstream Inc, 5.80%, 12/15/34
(a)
2,064,460
3,163,000
Woodside Finance Ltd., 6.00%, 5/19/35 3,285,490
1,141,000
Energy Transfer LP, 5.35%, 1/15/36 1,136,202
1,932,000 Plains All American Pipeline LP/PAA Finance Corp.,
5.60%, 1/15/36 1,937,470
1,936,000
The Williams Cos, Inc., 5.15%, 3/15/36 1,902,823
1,577,000
APA Corp., 5.10%, 9/01/40 1,452,863
2,404,000
Aker BP ASA, 5.80%, 10/01/54
(a)
2,235,122
14,014,430
Oil & Gas Services & Equipment — 0.18%
2,728,000
Baker Hughes Holdings LLC, 5.00%, 6/15/36 2,668,256
Oil, Gas & Consumable Fuels — 0.61%
2,332,000
Pioneer Natural Resources Co., 1.90%, 8/15/30 2,093,019

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
Oil, Gas & Consumable Fuels — (continued)
$ 1,856,000
Ovintiv , Inc., 6.25%, 7/15/33 $ 1,952,419
2,288,000
MPLX LP, 4.50%, 4/15/38 2,072,229
3,035,000
Energy Transfer LP, 5.95%, 5/15/54 2,904,935
9,022,602
Reit — 1.72%
3,081,000 American Tower Trust, Series 2018-1, Class A, 3.65%,
3/15/28
(a)(d)
3,025,323
1,979,000
LXP Industrial Trust, 2.70%, 9/15/30 1,801,814
2,960,000
Store Capital LLC, 2.75%, 11/18/30 2,674,067
2,103,000
Tanger Properties LP, 2.75%, 9/01/31 1,890,464
2,985,000 Invitation Homes Operating Partnership LP, 4.15%,
4/15/32 2,840,868
2,344,000
Extra Space Storage LP, 4.95%, 1/15/33 2,320,086
1,992,000 Prologis Targeted US Logistics Fund LP, 5.50%,
4/01/34
(a)
2,026,430
2,239,000
Phillips Edison Grocery Center, 4.95%, 1/15/35 2,190,479
6,835,000
RD Michigan Property Owner I LLC, 7.50%, 3/30/45
(a)
6,812,754
25,582,285
Retail - Discretionary — 0.33%
1,214,000
ERAC USA Finance LLC, 5.20%, 10/30/34
(a)
1,219,963
3,786,000
O'Reilly Automotive, Inc., 5.10%, 3/12/36 3,751,015
4,970,978
Semiconductors — 0.66%
2,596,000
Microchip Technology Inc., 5.05%, 2/15/30 2,606,860
3,759,000
Intel Corp, 5.30%, 5/15/36 3,740,195
3,130,000
Foundry JV Holdco LLC, 6.30%, 1/25/39
(a)
3,324,713
9,671,768
Semiconductors & Semiconductor Equipment — 0.15%
2,499,000
Marvell Technology, Inc., 2.95%, 4/15/31 2,297,014
Software — 0.43%
3,196,000
Oracle Corp., 5.88%, 9/26/45 2,797,691
1,695,000
Oracle Corp., 6.70%, 2/04/56 1,595,352
2,411,000
Oracle Corp., 6.13%, 8/03/65 2,025,908
6,418,951
Specialty Finance — 0.96%
2,113,000
Aircastle Ltd / Aircastle Ireland DAC, 5.00%, 9/15/30
(a)
2,104,585
1,833,000
AerCap Ireland Capital DAC, 6.15%, 9/30/30 1,915,206

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
Specialty Finance — (continued)
$ 3,213,000 Ally Financial Inc., 5.54%, 1/17/31 (SOFR +173.00
bps)
(b)
$ 3,229,339
2,521,000 Ladder Capital Finance Holdings LLLP, 7.00%,
7/15/31
(a)
2,613,947
1,814,000
Capital One Financial Corp., 6.38%, 6/08/34
(b)
1,919,482
2,465,000 American Express Co., 5.44%, 1/30/36 (SOFR +132.00
bps)
(b)
2,515,319
14,297,878
Technology Hardware — 0.33%
1,696,000
Dell International LLC / EMC Corp., 4.75%, 10/06/32
(c)
1,675,973
3,350,000
Dell International LLC / EMC Corp., 5.25%, 2/15/37 3,297,864
4,973,837
Telecommunications — 2.00%
2,324,000
Sprint Capital Corp., 8.75%, 3/15/32 2,737,599
7,620,000
QTS Fayetteville I Dc1-2 LLC, 5.70%, 4/15/36
(a)
7,245,048
7,328,000
HUT 8 DC LLC, 6.19%, 11/15/42
(a)
7,422,399
4,175,000
Beacon Point DC LLC, 6.13%, 11/30/42
(a)
4,210,857
2,885,000
T-Mobile USA, Inc., 6.00%, 6/15/54 2,852,275
2,241,000
AT&T, Inc., 6.20%, 10/30/56 2,215,200
3,155,000
AT&T, Inc., 6.30%, 10/30/66 3,126,870
29,810,248
Tobacco & Cannabis — 0.25%
1,846,000
Philip Morris International, Inc., 4.25%, 11/10/44 1,551,350
2,215,000
Reynolds American, Inc., 5.85%, 8/15/45 2,181,667
3,733,017
Transportation & Logistics — 0.51%
2,524,000
United Airlines Inc, 4.63%, 4/15/29
(a)
2,489,008
2,956,000
Delta Air Lines Inc., 5.25%, 7/10/30 2,988,240
2,234,000
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41 2,143,117
7,620,365
Total (Cost $402,721,551) 399,387,468
Principal Amount Fair Value
MUNICIPAL BONDS — 1.52%
Alabama — 0.18%
2,675,000 Alabama Economic Settlement Authority, Economic
Imports, Taxable BP - Settlement Revenue Series B ,
4.26%, 9/15/32
(d)
2,640,200

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — (continued)
California — 0.09%
$ 1,145,000 State of California, Build America Bonds, School
Improvements G.O. , 7.63%, 3/1/40
(d)
$ 1,352,279
New York — 1.25%
345,000 Metropolitan Transportation Authority, Taxable Green
Bonds, Green Purpose Revenue Bonds Series C2 ,
5.18%, 11/15/49 319,108
12,135,000
New York City Transitional Finance Authority ,
4.56%, 2/1/35 11,851,258
7,130,000 New York City Transitional Finance Authority Future
Tax Secured Revenue, Public Improvements, Taxable
Revenue, Callable 2/1/27 @ 100 , 3.00%, 11/1/33 6,348,265
Total (Cost $23,523,094) 22,511,110
Principal Amount Fair Value
ASSET BACKED SECURITIES — 21.12%
9,443,987 OneMain Direct Auto Receivables Trust, Series 1A ,
Class A, 5.41%, 11/14/29
(a)
9,484,369
4,543,000 Avis Budget Rental Car Funding AESOP LLC, Series
8A , Class A, 6.02%, 2/20/30
(a)
4,674,173
3,127,000 Avis Budget Rental Car Funding AESOP LLC, Series
2023-1A , Class A, 5.36%, 6/20/30
(a)
3,174,379
13,134,000 Benchmark 2025-V18 Mortgage Trust, Series V18 ,
Class A3, 5.18%, 10/15/30 13,261,662
7,798,000 Morgan Stanley Bank of America Merrill Lynch, Series
5C2 , Class A3, 5.11%, 11/15/30 7,851,656
6,618,000 BANK5 2025-5YR19, Series 5YR19 , Class A3,
5.27%, 12/15/30 6,714,793
9,600,000 Dryden CLO Ltd., Series 53A , Class BR, 4.97%,
1/15/31
(a)(b)(e)
9,615,936
17,494,000 Hertz Vehicle Financing III LLC, Series 2A , Class A,
5.48%, 1/27/31
(a)
17,718,636
204,080 New Century Home Equity Loan Trust, Series 4 , Class
M1, 4.89%, 10/25/33
(d)
203,928
6,201,000 Neuberger Berman Loan Advisers CLO 41 Ltd., Series
41A , Class AR, 4.72%, 4/15/34 (TSFR3M +105.00
bps)
(a)(b)(e)
6,205,093
6,820,000 Magnetite XXI Ltd, Series 21AR , Class BR2, 4.93%,
4/20/34
(a)(b)(e)
6,781,944
14,967,000 LCM 33 Ltd, Series 33A , Class AR, 4.84%, 7/20/34
(TSFR3M +118.00 bps)
(a)(b)
14,969,245
10,288,863 OneMain Financial Issuance Trust, Series 1A , Class
A1, 1.55%, 6/16/36
(a)
10,094,835
10,250,000 CIFC Funding Ltd., Series 2017-3A , Class AR, 5.22%,
4/20/37 (TSFR3M +154.00 bps)
(a)(b)
10,252,870
13,250,000 Fortress Credit Bsl XXI Ltd, Series 1A , Class AR,
5.04%, 4/24/37
(a)(b)(e)
13,284,318

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
ASSET BACKED SECURITIES — (continued)
$ 3,525,000 Apidos Clo XL Ltd, Series 40A , Class AR, 5.02%,
7/15/37
(a)
$ 3,525,564
6,100,000 OCP CLO 2024-34 Ltd, Series 34A , Class A1, 5.03%,
10/15/37
(a)
6,103,721
11,500,335 CARLYLE US CLO Ltd., Series 2017-3A , Class
A1R2, 5.07%, 10/21/37
(a)(b)(e)
11,522,991
13,303,000 Toyota Auto Loan Extended Note Trust, Series 2025-1A
, Class A, 4.65%, 5/25/38
(a)
13,342,221
6,983,111 SMB Private Education Loan Trust 2026-A, Series A ,
Class A1A, 4.68%, 5/16/39
(a)
6,840,885
2,445,510
MVW LLC, Series 2024-2 , Class A, 4.43%, 3/20/42
(a)
2,432,539
4,177,210 Hilton Grand Vacations Trust 2026-1, Series 1A , Class
A, 4.67%, 2/25/43
(a)
4,150,663
7,976,121 MVW Owner Trust, Series 1A , Class A, 4.67%,
3/20/43
(a)
7,911,253
1,123,000 CONE Commercial Mortgage Trust 2026-DFW3,
Series DFW3 , Class A, 5.75%, 5/15/43
(a)(b)
1,118,752
1,904,000 CONE Commercial Mortgage Trust 2026-DFW3,
Series DFW3 , Class C, 6.50%, 5/15/43
(a)(b)
1,893,076
1,795,000 CONE Commercial Mortgage Trust 2026-DFW3,
Series DFW3 , Class E, 8.10%, 5/15/43
(a)(b)
1,806,206
2,234,000 VDCM Commercial Mortgage Trust 2025-AZ, Series
AZ , Class C, 5.84%, 7/13/44
(a)(b)
2,207,529
7,309,760 M&T Bank RV Trust 2026-1, Series 1A , Class A,
4.35%, 1/15/46
(a)
7,202,256
961,000 BX Commercial Mortgage Trust 2024-VLT5, Series
VLT5 , Class A, 5.41%, 11/13/46
(a)(b)(e)
958,112
1,281,000 BX Commercial Mortgage Trust 2024-VLT5, Series
VLT5 , Class B, 5.80%, 11/13/46
(a)(b)(e)
1,285,806
3,017,000 BX Commercial Mortgage Trust 2024-VLT5, Series
VLT5 , Class C, 6.19%, 11/13/46
(a)(b)(e)
2,990,727
6,991,000 Stack Infrastructure Issuer LLC, Series 1A , Class A2,
5.00%, 5/25/50
(a)
6,793,697
710,000 Wells Fargo Commercial Mortgage Trust 2017-C40,
Series C40 , Class AS, 3.85%, 10/15/50 693,621
711,000 Benchmark 2018-B1 Mortgage Trust, Series B1 , Class
AM, 3.88%, 1/15/51 689,038
975,000 Benchmark 2018-B2 Mortgage Trust, Series B2 , Class
AS, 4.08%, 2/15/51 919,028
7,364,000 Vantage Data Centers LLC, Series 1A , Class A2,
5.13%, 8/15/55
(a)
7,228,460
7,453,000 Vantage Data Centers Issuer, LLC., Series 2A , Class
A2, 5.24%, 11/15/55
(a)
7,237,122
4,431,000 QTS Issuer ABS II LLC, Series 3A , Class A2, 6.16%,
1/05/56
(a)
4,396,465

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
ASSET BACKED SECURITIES — (continued)
$ 10,108,611 SMB Private Education Loan Trust, Series 2024-E ,
Class A-1A, 5.09%, 10/16/56
(a)
$ 10,098,940
2,680,000 Benchmark 2024-V9 Mortgage Trust, Series V9 , Class
AS, 6.06%, 8/15/57 2,733,682
2,530,000 BANK5 2024-5YR9, Series 5YR9 , Class AS, 6.18%,
8/15/57 2,590,052
3,691,000 Benchmark 2025-V19 Mortgage Trust, Series V19 ,
Class A3, 5.25%, 1/15/58 3,738,611
3,749,000 BX Commercial Mortgage Trust 2026-Vlt10, Series
VLT10 , Class A, 5.36%, 6/13/58
(a)(b)(e)
3,643,640
3,950,000 BX Commercial Mortgage Trust 2026-Vlt10, Series
VLT10 , Class E, 7.57%, 6/13/58
(a)(b)(e)
3,825,660
7,303,000 BBCMS Mortgage Trust 2025-5C38, Series 5C38 ,
Class A3, 5.15%, 11/15/58 7,378,025
8,664,000 BANK5 2025-5YR17, Series 5YR17 , Class A3,
5.23%, 11/15/58 8,764,124
8,974,000 BANK5 2025-5YR18, Series 5YR18 , Class A3,
5.15%, 12/15/58 9,056,280
5,197,000 Wells Fargo Commercial Mortgage Trust 2025-5C7,
Series 5C7 , Class A3, 5.20%, 12/15/58
(a)
5,238,230
4,382,000 BMO 2025-5C13 Mortgage Trust, Series 5C13 , Class
A3, 5.23%, 12/15/58 4,429,499
3,096,000 BANK5 2026-5YR21, Series 5YR21 , Class A3,
5.53%, 4/15/59 3,170,586
1,017,000 BANK5 2026-5YR22, Series 5YR22 , Class A3,
5.71%, 6/15/59 1,048,851
7,215,000 Wells Fargo Commercial Mortgage Trust 2026-5C10,
Series 5C10 , Class A3, 5.79%, 6/15/59 7,447,583
2,873,000 Benchmark 2026-B43 Mortgage Trust, Series B43 ,
Class A5, 5.51%, 4/15/63
(a)
2,961,563
Total (Cost $315,664,394) 313,662,895
Principal Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.72%
3,554,823 FRESB Mortgage Trust, Series SB52, Class A10F,
3.45%, 6/25/28 3,499,204
6,510,000 BANK5 Trust, Series 2024-5YR5, Class AS, 6.27%,
2/15/29 6,653,426
1,396,000 Benchmark Mortgage Trust, Series V6, Class A3,
5.93%, 3/15/29 1,429,761
5,293,000 Benchmark Mortgage Trust, Series V6, Class AS,
6.38%, 3/15/29 5,432,602
1,087,918 Fannie Mae-Aces, Series 2019-M9, Class A2, 2.94%,
6/25/29 1,049,498
3,386,000 Freddie Mac Multifamily Structured Pass Through,
Series K153, Class A3, 3.12%, 10/25/31 3,174,090

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$ 8,536,000 Freddie Mac Multifamily Structured Pass Through,
Series K155, Class A3, 3.75%, 4/25/33 $ 8,083,921
4,950 CSFB Mortgage-Backed Pass-Through Certificates,
Series 1, Class 2A1, 6.50%, 2/25/34 4,947
33,736 CHL Mortgage Pass-Through Trust, Series 3, Class A4,
5.75%, 4/25/34 33,466
8,924 Citigroup Mortgage Loan Trust, Inc., Series NCM2,
Class 3CB2, 6.50%, 8/25/34
(d)
8,930
2,497,733 BX Commercial Mortgage Trust, Series 2021-ACNT,
Class C, 5.24%, 11/15/38
(a)
2,497,733
2,551,850 SMR Mortgage Trust, Series 2022-IND, Class A,
5.28%, 2/15/39
(a)
2,551,848
865,365 JP Morgan Chase Commercial Mortgage, Series C3,
Class B, 5.01%, 2/15/46
(a)
862,146
4,314,000 CD Mortgage Trust, Series 2016-CD2, Class A4,
3.53%, 11/10/49
(b)
4,265,384
2,562,000 Morgan Stanley Capital I Trust, Series BNK2, Class
A4, 3.05%, 11/15/49 2,527,562
2,209,000 GS Mortgage Securities Trust, Series 2016-GS4, Class
A4, 3.44%, 11/15/49 2,200,919
1,517,000 JP Morgan Chase Commercial Mortgage, Series JP4,
Class A4, 3.65%, 12/15/49 1,508,874
1,658,000 Morgan Stanley Bank of America Merrill Lynch Trust,
Series C32, Class A4, 3.72%, 12/15/49 1,649,939
723,000 Wells Fargo Commercial Mortgage Trust, Series C37,
Class A5, 3.79%, 12/15/49 720,315
2,651,813 CD Mortgage Trust, Series 2017-CD3, Class A4,
3.63%, 2/10/50 2,611,418
3,742,000 JPMCC Commercial Mortgage Securities Trust, Series
JP5, Class A5, 3.72%, 3/15/50 3,712,025
1,337,000 Citigroup Commercial Mortgage Trust, Series P7, Class
A4, 3.71%, 4/14/50 1,324,367
7,241,000 COMM Mortgage Trust, Series COR2, Class A3,
3.51%, 9/10/50 7,153,685
8,591,000 Wells Fargo Commercial Mortgage Trust, Series C40,
Class A4, 3.58%, 10/15/50 8,473,900
8,910,000 Morgan Stanley Capital I, Series HR2, Class A4,
3.59%, 12/15/50 8,746,545
9,850,000 Morgan Stanley Capital I Trust, Series H3, Class A5,
4.18%, 7/15/51 9,717,014
3,447,000 CFCRE Commercial Mortgage Trust, Series C7, Class
A3, 3.84%, 12/10/54 3,432,402
3,127,000 Benchmark Mortgage Trust, Series V2, Class AS,
6.54%, 5/15/55 3,191,167
8,156,000 Benchmark Mortgage Trust, Series 2024-V7, Class A3,
6.23%, 5/15/56 8,430,861

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$ 6,548,000 Benchmark Mortgage Trust, Series 2024-V7, Class AS,
6.53%, 5/15/56 $ 6,762,072
2,002,000 BMO Mortgage Trust, Series 2023-5C1, Class AS,
7.12%, 8/15/56 2,071,374
3,607,000 BANK5 Trust, Series 2023-5YR3, Class AS, 7.32%,
9/15/56 3,769,203
5,789,000 BANK5 Trust, Series 2023-5YR4, Class AS, 7.27%,
12/15/56 6,031,570
8,434,000 Benchmark Mortgage Trust, Series V5, Class A3,
5.81%, 1/10/57 8,604,433
2,940,000 BBCMS Mortgage Trust, Series 5C25, Class A3,
5.95%, 3/15/57 3,006,868
2,002,000 BBCMS Mortgage Trust, Series 5C25, Class AS,
6.36%, 3/15/57 2,053,748
5,192,000 BANK5 Trust, Series 2024-5YR6, Class A3, 6.23%,
5/15/57 5,350,132
9,377,000 BANK5 Trust, Series 2024-5YR6, Class AS, 6.79%,
5/15/57 9,721,758
6,847,000 BMO 2025-5C12 Mortgage Trust, Series 5C12, Class
A3, 5.18%, 10/15/58
(c)
6,904,155
Total (Cost $162,388,740) 159,223,262
Principal Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 6.02%
218,412
Fannie Mae, Series 4136, Class HZ, 3.50%, 11/15/27 216,913
3,245,000
BANK5, Series 2023-5YR4, Class B, 7.61%, 12/15/28 3,400,156
324,000
Fannie Mae, Series 4160, Class HH, 2.50%, 12/15/32 306,800
1,855,000 Symphony CLO XXV Ltd., Series 25A, Class AR,
4.73%, 4/19/34
(a)(b)(e)
1,856,354
7,422,039
Ginnie Mae, Series 132, Class DV, 6.00%, 7/20/34 7,456,753
77,493
Ginnie Mae, Series 2008-51, Class PG, 5.00%, 6/20/38 78,836
3,080,000 CTM CLO 2025-1 Ltd, Series 1A, Class A1, 5.17%,
7/15/38
(a)(b)(e)
3,091,735
1,490,000 Sandstone Peak II Ltd., Series 1A, Class BR, 5.43%,
7/20/38
(a)(e)
1,496,496
108,948
Fannie Mae, Series 3632, Class PK, 5.00%, 2/15/40 109,731
2,070,573
Ginnie Mae, Series 2014-2, Class AG, 2.27%, 3/20/40 1,849,795
705,057
Fannie Mae, Series 3762, Class LN, 4.00%, 11/15/40 670,521
365,929
Fannie Mae, Series 2011-38, Class D, 4.50%, 5/25/41
(d)
360,901
9,307,644 Progress Residential Trust, Series SFR1, Class A,
3.40%, 2/17/42
(a)
8,829,864
3,544,933
Fannie Mae, Series 5427, Class HZ, 3.50%, 8/15/42 2,981,866
6,956,976
Fannie Mae, Series 4112, Class PB, 4.00%, 9/15/42 6,630,312

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$ 891,000
Fannie Mae, Series 2013-70, Class CY, 3.50%, 7/25/43 $ 776,863
197,772
Fannie Mae, Series 4328, Class KD, 3.00%, 8/15/43 190,223
901,481
Fannie Mae, Series 4427, Class KA, 2.25%, 7/15/44 848,224
5,978,535
Fannie Mae, Series 5300, Class AB, 5.50%, 1/25/49 6,000,939
9,339,505
Ginnie Mae, Series 154, Class GA, 6.00%, 4/20/50 9,524,222
12,460,061 Freddie Mac
Fannie Mae, 1.50%, 7/25/50 9,492,512
3,543,653
Fannie Mae, Series 5499, Class A, 5.50%, 10/25/52 3,545,927
2,854,000 Benchmark 2025-V16 Mortgage Trust, Series V16,
Class A3, 5.44%, 8/15/57 2,905,795
4,651,000 Wells Fargo Commercial Mortgage Trust 2025-5C5,
Series 5C5, Class A3, 5.59%, 7/15/58 4,746,900
5,728,000 BBCMS Mortgage Trust 2025-5C36, Series 5C36,
Class A3, 5.52%, 8/15/58 5,858,137
6,180,000 Wells Fargo Commercial Mortgage Trust 2025-5C6,
Series 5C6, Class A3, 5.19%, 10/15/58
(c)
6,225,796
Total (Cost $89,748,918) 89,452,571
Principal Amount Fair Value
MORTGAGE-BACKED SECURITIES — 21.04%
Fannie Mae — 20.30%
601,092
4.00%, 12/01/33, Pool #MA1689 589,796
356,220
4.00%, 6/01/34, Pool #MA1922 350,208
328,843
4.00%, 3/01/35, Pool #MA2211 321,445
5,735
5.00%, 7/01/36, Pool #ZS1139 5,783
950,799
4.00%, 5/01/37, Pool #ZA2461 923,465
143,727
5.50%, 8/01/37, Pool #995082 145,328
1,715,834
3.50%, 8/01/38, Pool #FM2472 1,636,782
46,962
4.50%, 10/01/39, Pool #AC2645 46,158
23,744
4.50%, 10/01/39, Pool #ZI9349 23,337
3,390,723
3.00%, 5/01/40, Pool #RB5049 3,137,681
79,963
5.00%, 6/01/40, Pool #AD8718 80,641
71,790
5.00%, 6/01/40, Pool #AD4927 72,399
78,245
5.00%, 6/01/40, Pool #ZA1049 78,908
166,997
5.00%, 7/01/40, Pool #ZJ0194 168,413
3,682,081
4.00%, 8/01/40, Pool #FM4673 3,587,362
21,859
5.00%, 9/01/40, Pool #ZA1066 22,044
4,788,641
2.00%, 12/01/40, Pool #RB5090 4,173,509
150,359
4.50%, 12/01/40, Pool #AH1100 148,694
88,718
4.50%, 3/01/41, Pool #AB2467 87,736

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Fannie Mae — (continued)
$ 168,361
4.50%, 5/01/41, Pool #AI1023 $ 165,192
115,366
4.50%, 11/01/41, Pool #AJ4994 114,089
125,514
4.50%, 12/01/41, Pool #AJ7696 124,097
322,305
3.50%, 6/01/42, Pool #AB5373 300,718
285,860
4.00%, 12/01/42, Pool #ZS3671 274,152
260,300
3.50%, 5/01/43, Pool #AB9368 242,431
561,217
3.50%, 5/01/43, Pool #AL3605 519,578
216,081
3.50%, 5/01/43, Pool #ZL5915 201,293
698,405
3.50%, 8/01/43, Pool #AU0613 649,908
110,870
4.00%, 5/01/44, Pool #ZA4468 105,959
57,434
4.00%, 7/01/44, Pool #ZS4573 54,956
103,387
4.00%, 9/01/44, Pool #ZL8439 98,781
132,138
4.50%, 11/01/44, Pool #MA2100 129,447
1,057,810
3.50%, 1/01/45, Pool #ZL8964 984,422
507,339
4.50%, 1/01/45, Pool #MA2158 497,006
577,592
4.00%, 3/01/45, Pool #MA2217
(d)
551,827
1,157,681
3.50%, 5/01/46, Pool #ZS4663 1,073,251
514,179
4.00%, 6/01/46, Pool #MA2653 489,192
459,066
4.50%, 7/01/46, Pool #AS7568 449,429
321,748
4.00%, 8/01/46, Pool #ZS4673 306,194
783,583
3.50%, 9/01/46, Pool #ZS4678 728,615
609,031
4.00%, 11/01/46, Pool #MA2808 579,402
790,219
4.00%, 5/01/47, Pool #BE9598 750,246
1,050,737
4.00%, 8/01/47, Pool #BH5117 997,013
1,689,017
3.50%, 9/01/47, Pool #ZM4305 1,560,759
495,249
3.50%, 1/01/48, Pool #ZM5375 457,026
2,676,080
4.00%, 4/01/48, Pool #BM3900 2,535,535
385,357
4.00%, 6/01/48, Pool #ZT0541 365,653
929,917
5.00%, 8/01/48, Pool #CA2219 932,357
8,208,274
4.50%, 11/01/48, Pool #BM7046 8,061,458
9,459,864
3.00%, 3/01/50, Pool #FM2870 8,406,892
1,692,238
3.50%, 6/01/50, Pool #RA2794 1,551,064
5,594,803
2.00%, 7/01/50, Pool #CA6301 4,540,208
7,166,330
2.50%, 7/01/50, Pool #RA2970 6,073,396
6,704,458
2.50%, 9/01/50, Pool #BQ0538 5,647,305
3,967,843
2.50%, 11/01/50, Pool #CA7684 3,362,683

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Fannie Mae — (continued)
$ 181,240
3.00%, 1/01/51, Pool #SD8123 $ 158,874
4,140,209
3.50%, 4/01/52, Pool #RA7191 3,774,461
7,973,358
4.00%, 5/01/52, Pool #RA7306 7,490,280
12,039,574
2.50%, 6/01/52, Pool #FA0543 10,299,893
21,925,714
3.00%, 6/01/52, Pool #FS8022
(d)
19,374,157
9,578,720
3.50%, 6/01/52, Pool #SD2670 8,809,926
8,077,330
4.00%, 8/01/52, Pool #SD3617 7,656,542
7,482,717
4.50%, 8/01/52, Pool #SD1515 7,238,185
7,667,661
5.00%, 9/01/52, Pool #RA7936 7,607,015
7,479,906
5.00%, 10/01/52, Pool #SD1710 7,406,178
5,418,672
4.50%, 11/01/52, Pool #FS3809 5,251,619
5,156,282
5.00%, 11/01/52, Pool #CB5278 5,107,586
7,075,657
5.50%, 2/01/53, Pool #QF8052 7,141,374
9,389,776
4.00%, 3/01/53, Pool #SD3107 8,842,340
2,435,998
5.00%, 3/01/53, Pool #SD2390 2,414,564
12,380,834
5.50%, 3/01/53, Pool #SD2774
(d)
12,530,543
6,409,677
4.50%, 5/01/53, Pool #CB6304 6,205,003
12,561,679
5.00%, 5/01/53, Pool #FS4929
(d)
12,551,646
7,002,860
5.50%, 5/01/53, Pool #FS4571 7,064,063
7,182,859
6.00%, 6/01/53, Pool #FS6616 7,377,763
8,363,156
5.50%, 7/01/53, Pool #FS5589 8,465,643
8,743,805
5.00%, 8/01/53, Pool #SD3814 8,647,874
1,389,066
5.00%, 9/01/53, Pool #SD4220 1,379,445
12,042,765
6.00%, 9/01/53, Pool #CB7124
(d)
12,575,438
8,967,901
6.00%, 4/01/54, Pool #FA0566 9,215,439
10,902,111
6.00%, 6/01/54, Pool #CB8755 11,219,514
5,733,003
5.50%, 11/01/54, Pool #FS9801 5,761,408
3,575,244
5.50%, 12/01/54, Pool #SD6940 3,616,413
2,985,534
6.00%, 3/01/55, Pool #SL0528 3,063,825
6,662,722
5.00%, 5/01/55, Pool #FA1475 6,565,567
7,046,114
5.50%, 8/01/55, Pool #SL1812 7,095,696
301,389,497
Federal Farm Credit Banks Funding Corp. — 0.29%
5,325,000
2.40%, 3/24/36 4,325,873

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Freddie Mac — 0.15%
$ 13,014
2.50%, 1/01/28, Pool #ZK4918 $ 12,827
93,499
3.50%, 7/01/30, Pool #ZS8575 91,945
20,240
5.00%, 3/01/36, Pool #ZS4230 20,411
624,345
4.00%, 4/01/36, Pool #ZA2413 607,621
478,438
3.50%, 8/01/36, Pool #ZA2425 457,865
63,896
6.50%, 9/01/36, Pool #ZS4257 67,240
1,139,215
3.50%, 11/01/36, Pool #ZA2439 1,088,099
25,994
5.00%, 2/01/37, Pool #ZI5759 26,007
2,372,015
Ginnie Mae I — 0.00%
38,760
5.00%, 2/15/40, Pool #737037 39,401
Ginnie Mae II — 0.30%
4,757,808
4.00%, 7/20/52, Pool #786280 4,445,120
Total (Cost $318,053,123) 312,571,906
Principal Amount Fair Value
U.S. TREASURY BONDS & NOTES — 10.50%
2,909,900
United States Treasury Note/Bond, 4.00% , 4/30/32 2,871,594
33,366,000
United States Treasury Inflation Indexed Bonds, 1.88% ,
7/15/35 33,837,160
2,915,500
United States Treasury Note/Bond, 4.13% , 2/15/36 2,844,435
43,059,100
United States Treasury Bond, 2.50% , 2/15/45 30,198,558
60,470,900
United States Treasury Bond, 1.38% , 8/15/50 29,663,811
63,243,300
United States Treasury Bond, 4.25% , 8/15/54 56,464,408
Total (Cost $160,457,223) 155,879,966

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Shares Fair Value
MONEY MARKET FUNDS
— 1.55%
$ 23,055,772 Federated Hermes Treasury Obligations Fund,
Institutional Shares, 3.56%
(f)
$ 23,055,772
Total Money Market Funds
(Cost $23,055,772) 23,055,772
Total Investments— 99.56%
(Cost $1,498,677,861) 1,478,746,202
Other Assets in Excess of
Liabilities — 0.44% 6,527,557
NET ASSETS — 100.00% $ 1,485,273,759
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2026. The maturity date reflected is the final maturity date.
(c) The security was purchased on a when-issued of forward commitment basis (Note 3)
(d) All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the period ended June 30, 2026 is $13,383,757, which represents 0.90% of net assets.
(e) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(f) Represents the current yield as of report date.
G.O. - General Obligation

Sterling Capital Total Return Bond Fund
Schedule of Investments
June 30, 2026 - (Unaudited)
FUTURES CONTRACTS Contracts
Expiration
Date Notional Value
Aggregate
Market Value
of Contracts
Unrealized
Appreciation
(Depreciation)
CBOT 2 Year US Treasury
Note Future 375 10/01/2026 $ 77,293,950 $ 5,855 $ 5,855
CBOT 5 Year US Treasury
Note 310 10/01/2026 33,056,137 128,394 128,394
CBOT US Treasury Bond
Futures 202 09/22/2026 22,643,719 283,281 283,281
Total Futures Contracts $ 132,993,806 $ 417,530 $ 417,530

Sterling Capital Long Duration Corporate Bond Fund
Schedule of Investments
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — 96.20%
Aerospace & Defense — 3.96%
$ 358,000 Boeing Co. (The), 5.71%, 5/01/40 $ 364,031
257,000 Honeywell Aerospace, Inc., 5.62%, 3/16/46
(a)
255,908
527,000 RTX Corp., 4.35%, 4/15/47 440,111
236,000 RTX Corp., 2.82%, 9/01/51 146,385
382,000 Lockheed Martin Corp., 4.15%, 6/15/53 302,948
528,000 Boeing Co. (The), 6.86%, 5/01/54 593,404
178,000 Boeing Co. (The), 5.93%, 5/01/60 175,094
2,277,881
Asset Management — 0.81%
137,000 Blue Owl Finance LLC, Series C10, 4.13%, 10/07/51 94,079
154,000 KKR Group Finance Co. X LLC, 3.25%, 12/15/51
(a)
97,427
210,000 Ares Management Corp., 5.60%, 10/11/54 190,230
83,000 Brookfield Asset Management Ltd, 6.08%, 9/15/55 83,344
465,080
Automotive — 0.26%
144,000 General Motors Co, 6.75%, 4/01/46 152,050
Banks — 7.39%
173,000 Bank of America Corp., 2.48%, 9/21/36 150,854
111,000 Fifth Third Bancorp, 8.25%, 3/01/38 135,370
294,000 Bank of America Corp., 4.24%, 4/24/38 268,616
100,000 HSBC Holdings PLC, 6.80%, 6/01/38 109,351
141,000 JPMorgan Chase & Co., 3.88%, 7/24/38 (TSFR3M
+162.00 bps)
(b)
124,610
94,000 Citigroup, Inc., 3.88%, 1/24/39 81,928
148,000 Westpac Banking Corp., 2.96%, 11/16/40 109,538
89,000 Sumitomo Mitsui Financial Group, Inc., 5.33%, 3/03/41 86,652
151,000 Citigroup, Inc., 5.32%, 3/26/41 149,006
398,000 JPMorgan Chase & Co., 3.11%, 4/22/41 (TSFR3M
+246.00 bps)
(b)
306,990
233,000 Wells Fargo & Co., 3.07%, 4/30/41
(b)
177,933
544,000 Bank of America Corp. MTN, 2.68%, 6/19/41 394,878
82,000 Citigroup, Inc., 5.88%, 1/30/42 84,814
538,000 JPMorgan Chase & Co., 3.16%, 4/22/42 409,174
404,000 Barclays PLC, 3.33%, 11/24/42 (H15T5Y +130.00
bps)
(b)
302,857
517,000 Wells Fargo & Co., 5.38%, 11/02/43 486,070
84,000 JPMorgan Chase & Co., 5.53%, 11/29/45 83,258
200,000 Lloyds Banking Group PLC, 3.37%, 12/14/46 146,673
231,000 JPMorgan Chase & Co., 4.26%, 2/22/48 191,065
343,000 Bank of America Corp. MTN, 4.33%, 3/15/50
(TSFR3M +178.00 bps)
(b)
283,124
192,000 Wells Fargo & Co. MTN, 5.01%, 4/04/51 (TSFR3M
+450.00 bps)
(b)
172,055
4,254,816

Sterling Capital Long Duration Corporate Bond Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
Beverages — 2.52%
$ 261,000 Anheuser-Busch Cos. LLC, 4.90%, 2/01/46 $ 237,777
300,000 Bacardi Ltd., 5.30%, 5/15/48
(a)
267,993
461,000 Anheuser-Busch InBev Worldwide Inc., 5.55%, 1/23/49 452,872
247,000 Constellation Brands, Inc., 3.75%, 5/01/50 182,309
178,000 PepsiCo, Inc., 2.75%, 10/21/51 110,662
224,000 PepsiCo, Inc., 4.65%, 2/15/53 197,695
1,449,308
Biotech & Pharma — 1.21%
270,000 CSL Finance PLC, 4.75%, 4/27/52
(a)
230,092
105,000 CSL Finance PLC, 5.42%, 4/03/54
(a)
98,795
370,000 Eli Lilly & Co, 5.55%, 10/15/55 369,799
698,686
Biotechnology — 3.20%
172,000 Gilead Sciences, Inc., 2.60%, 10/01/40 124,950
152,000 AbbVie, Inc., 4.40%, 11/06/42 133,629
145,000 Amgen, Inc., 5.60%, 3/02/43 144,127
148,000 Baxalta, Inc., 5.25%, 6/23/45 138,603
266,000 AbbVie, Inc., 4.45%, 5/14/46 228,473
484,000 Amgen, Inc., 5.65%, 3/02/53 471,079
133,000 Amgen, Inc., 2.77%, 9/01/53 78,507
134,000 AbbVie, Inc., 5.40%, 3/15/54 128,769
69,000 AbbVie, Inc., 5.60%, 3/15/55 68,403
198,000 Amgen, Inc., 4.40%, 2/22/62 154,910
173,000 AbbVie, Inc., 5.65%, 3/15/66 170,587
1,842,037
Cable & Satellite — 3.48%
676,000 Charter Communications Operating LLC, 6.48%,
10/23/45 619,712
277,000 Comcast Corp., 3.40%, 7/15/46 186,877
272,000 Charter Communications Operating LLC, 5.38%,
5/01/47
(c)
220,155
267,000 Comcast Corp., 4.00%, 3/01/48 192,505
214,000 Comcast Corp., 2.80%, 1/15/51 119,274
228,000 Charter Communications Operating LLC, 6.83%,
10/23/55 212,221
83,000 Space Exploration Technologies Corp., 6.65%,
7/15/56
(a)
80,079
313,000 Comcast Corp., 2.94%, 11/01/56 169,517
312,000 Charter Communications Operating LLC, 4.40%,
12/01/61 201,422
2,001,762
Capital Markets — 2.56%
213,000 Goldman Sachs Group, Inc., 6.75%, 10/01/37 232,285
303,000 Morgan Stanley, 3.97%, 7/22/38 265,749
146,000 Morgan Stanley, 5.31%, 1/18/41
(b)
142,289
206,000 Jefferies Financial Group, Inc., 6.50%, 1/20/43 206,858

Sterling Capital Long Duration Corporate Bond Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
Capital Markets — (continued)
$ 177,000 Goldman Sachs Group, Inc., 5.54%, 1/21/47 $ 171,201
140,000 Morgan Stanley, 5.90%, 3/13/47 141,496
248,000 Intercontinental Exchange, Inc., 4.25%, 9/21/48 205,222
146,000 S&P Global, Inc., 3.70%, 3/01/52 108,224
1,473,324
Commercial Services & Supplies — 0.22%
195,000 Republic Services, Inc., 2.95%, 1/15/52 125,136
Communications Equipment — 0.12%
76,000 Cisco Systems, Inc., 5.30%, 2/26/54 71,773
Construction Materials — 0.47%
119,000 Vulcan Materials Co., 4.50%, 6/15/47 101,883
99,000 Martin Marietta Materials, Inc., 4.25%, 12/15/47 80,650
89,000 CRH America Finance, Inc., 5.60%, 2/09/56 86,929
269,462
Containers & Packaging — 0.56%
31,000 Packaging Corp. of America, 4.05%, 12/15/49 24,116
155,000 Packaging Corp. of America, 3.05%, 10/01/51 100,430
200,000 Smurfit Kappa Treasury ULC, 5.78%, 4/03/54 199,420
323,966
Diversified Financial Services — 0.30%
181,000 Apollo Global Management, Inc., 5.80%, 5/21/54 171,391
Diversified Industrials — 0.36%
203,000 Siemens Funding BV, 5.90%, 5/28/65
(a)
207,678
Diversified Telecommunication Services — 1.08%
149,000 Verizon Communications, Inc., 2.65%, 11/20/40 105,290
186,000 Verizon Communications, Inc., 3.40%, 3/22/41 143,762
150,000 Deutsche Telekom AG, 3.63%, 1/21/50
(a)
109,013
63,000 Verizon Communications, Inc., 5.88%, 11/30/55 61,121
299,000 Verizon Communications, Inc., 3.70%, 3/22/61 199,941
619,127
E-Commerce Discretionary — 1.21%
50,000 Amazon.com, Inc., 5.65%, 3/13/46 49,497
264,000 Amazon.com, Inc., 2.50%, 6/03/50 152,676
210,000 Amazon.com, Inc., 5.80%, 3/13/56 208,660
525,000 Amazon.com, Inc., 2.70%, 6/03/60 284,621
695,454
Electric Utilities — 12.52%
68,000 Florida Power & Light Co., 5.85%, 5/01/37 70,299
124,000 Duke Energy Carolinas LLC, 6.10%, 6/01/37 131,654
82,000 Duke Energy Florida LLC, 6.35%, 9/15/37 89,071
119,000 Massachusetts Electric Co., 5.90%, 11/15/39
(a)
121,699
65,000 Alabama Power Co., 5.50%, 3/15/41 64,823
72,000 Puget Sound Energy, Inc., 5.64%, 4/15/41 71,542
137,000 Florida Power & Light Co., 4.13%, 2/01/42 116,979

Sterling Capital Long Duration Corporate Bond Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
Electric Utilities — (continued)
$ 180,000 Virginia Electric and Power Co., 4.00%, 1/15/43 $ 147,749
157,000 MidAmerican Energy Co., 4.80%, 9/15/43 141,198
205,000 Consolidated Edison Co. of New York, Inc., 4.45%,
3/15/44 177,095
150,000 DTE Electric Co., 4.30%, 7/01/44 127,875
67,000 Duke Energy Progress LLC, 4.15%, 12/01/44 55,163
85,000 Exelon Corp., 5.10%, 6/15/45 77,578
140,000 Exelon Corp., 4.45%, 4/15/46 116,470
176,000 Duke Energy Indiana LLC, 3.75%, 5/15/46 134,476
134,000 Duke Energy Ohio, Inc., 3.70%, 6/15/46 101,190
40,000 Chpe LLC, 5.88%, 6/29/46
(a)
40,237
172,000 FirstEnergy Corp., 4.85%, 7/15/47 149,475
132,000 DTE Electric Co., 3.75%, 8/15/47 101,157
100,000 Alabama Power Co., 3.70%, 12/01/47
(c)
75,131
89,000 Consolidated Edison Co. of New York, Inc., 4.65%,
12/01/48 75,940
93,000 CenterPoint Energy Houston Electric LLC, 4.25%,
2/01/49 76,004
119,000 Appalachian Power Co, 4.50%, 3/01/49 97,966
158,000 San Diego Gas & Electric Co., 4.10%, 6/15/49 123,060
273,000 Entergy Texas, Inc., 3.55%, 9/30/49 194,852
153,000 Union Electric Co., 3.25%, 10/01/49 104,130
490,000 Xcel Energy, Inc., 3.50%, 12/01/49
(c)
343,923
323,000 Georgia Power Co., 3.70%, 1/30/50 239,676
158,000 FirstEnergy Corp., 3.40%, 3/01/50 107,552
246,000 AEP Transmission Co. LLC, 3.65%, 4/01/50
(c)
181,306
148,000 San Diego Gas & Electric Co., 3.32%, 4/15/50 100,464
180,000 Baltimore Gas and Electric Co., 2.90%, 6/15/50 113,265
252,000 CenterPoint Energy Houston Electric LLC, 2.90%,
7/01/50
(c)
161,896
127,000 Berkshire Hathaway Energy Co., 4.25%, 10/15/50 101,316
173,000 Commonwealth Edison Co., 3.13%, 3/15/51 113,730
199,000 Duke Energy Progress LLC, 2.90%, 8/15/51 124,257
178,000 PECO Energy Co., 2.85%, 9/15/51 110,591
149,000 Puget Sound Energy, Inc., 2.89%, 9/15/51 93,321
62,000 Northern States Power Co., 4.50%, 6/01/52 52,295
199,000 Duke Energy Corp., 5.00%, 8/15/52 173,176
122,000 Oncor Electric Delivery Co. LLC, 4.95%, 9/15/52 108,344
130,000 Duke Energy Carolinas LLC, 5.35%, 1/15/53 122,937
78,000 Union Electric Co., 5.45%, 3/15/53 74,485
167,000 Indiana Michigan Power Co., 5.63%, 4/01/53 164,060
87,000 Public Service Electric and Gas Co., 5.45%, 8/01/53 83,918
90,000 Entergy Texas, Inc., 5.80%, 9/01/53 89,627
219,000 NextEra Energy Capital Holdings, Inc., 5.55%, 3/15/54 207,669
266,000 Entergy Louisiana LLC, 5.70%, 3/15/54 261,785
101,000 Public Service Electric and Gas Co., 5.50%, 3/01/55 97,943

Sterling Capital Long Duration Corporate Bond Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
Electric Utilities — (continued)
$ 204,000 Duke Energy Progress LLC, 5.55%, 3/15/55 $ 198,026
210,000 Virginia Electric and Power Co., 5.65%, 3/15/55 205,316
39,000 Entergy Mississippi LLC, 5.80%, 4/15/55 38,861
108,000 DTE Electric Co., 5.85%, 5/15/55 109,330
68,000 Virginia Electric and Power Co., 5.60%, 9/15/55 65,989
84,000 DTE Electric Co., 5.55%, 3/01/56 82,002
50,000 Indiana Michigan Power Co., 5.60%, 3/15/56 48,669
70,000 Commonwealth Edison Co., 5.85%, 6/01/56 70,664
283,000 Florida Power & Light Co., 5.80%, 3/15/65 281,284
95,000 Florida Power & Light Co., 5.60%, 2/15/66 91,390
7,201,880
Electrical Equipment — 0.79%
205,000 Amphenol Corp, 5.30%, 11/15/55 194,538
148,000 GE Vernova, Inc., 5.50%, 2/04/56 143,565
121,000 Vertiv Holdings Co, 5.80%, 3/15/56 119,092
457,195
Energy Equipment & Services — 0.16%
96,000 Halliburton Co., 4.85%, 11/15/35 93,215
Entertainment — 0.10%
91,000 Walt Disney Co. (The), 2.75%, 9/01/49 56,551
Equity Real Estate -Investment Trusts -(Reits) — 0.23%
186,000 NNN REIT, Inc., 3.50%, 4/15/51 131,446
Financial Services — 0.73%
104,000 Blackstone Holdings Finance Co. LLC, 6.25%,
8/15/42
(a)
105,873
200,000 UBS Group AG, 5.38%, 9/06/45 (USISSO01 +186.00
bps)
(a)(b)
191,048
43,000 BlackRock Funding, Inc., 5.25%, 3/14/54 40,503
87,000 BlackRock Funding, Inc., 5.35%, 1/08/55 83,013
420,437
Food — 1.84%
80,000 Kraft Heinz Foods Co., 5.00%, 6/04/42 71,678
299,000 Kraft Heinz Foods Co., 4.88%, 10/01/49 250,692
137,000 Cargill, Inc., 4.38%, 4/22/52
(a)
112,854
101,000 JBS NV/JBS USA Foods Group Holdings, Inc., 6.25%,
3/01/56 98,934
342,000 JBS NV/JBS USA Foods Group Holdings, Inc., 6.40%,
5/10/57
(a)
341,170
190,000 JBS NV/JBS USA Foods Group Holdings, Inc., 6.38%,
4/15/66 186,486
1,061,814
Gas & Water Utilities — 0.65%
99,000 Atmos Energy Corp., 4.13%, 10/15/44 82,824
344,000 Southern Co Gas Capital Corp., 3.15%, 9/30/51 226,180

Sterling Capital Long Duration Corporate Bond Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
Gas & Water Utilities — (continued)
$ 68,000 Atmos Energy Corp., 5.45%, 1/15/56
(d)
$ 65,560
374,564
Health Care Equipment & Supplies — 0.33%
98,000 Stryker Corp., 4.63%, 3/15/46 86,336
100,000 GE HealthCare Technologies, Inc., 6.38%, 11/22/52 106,350
192,686
Health Care Facilities & Services — 0.82%
226,000 HCA, Inc., 5.50%, 6/15/47 210,573
188,000 HCA, Inc., 3.50%, 7/15/51 127,196
134,000 HCA, Inc., 6.00%, 4/01/54 132,368
470,137
Health Care Providers & Services — 1.46%
146,000 UnitedHealth Group, Inc., 2.75%, 5/15/40 107,871
264,000 CVS Health Corp., 5.13%, 7/20/45 239,101
201,000 Elevance Health, Inc., 4.38%, 12/01/47 165,050
81,000 CVS Health Corp., 5.88%, 6/01/53 79,174
80,000 CVS Health Corp., 6.20%, 9/15/55 81,852
195,000 UnitedHealth Group, Inc., 4.95%, 5/15/62 166,918
839,966
Hotels, Restaurants & Leisure — 1.01%
228,000 McDonald's Corp., 4.88%, 12/09/45 205,977
236,000 McDonald's Corp., 3.63%, 9/01/49 172,134
290,000 Starbucks Corp., 3.50%, 11/15/50 202,846
580,957
Household Products — 0.34%
250,000 Haleon US Capital LLC, 4.00%, 3/24/52 196,433
Independent Power/Renewable Electricity Producers — 0.10%
70,000 Tennessee Valley Authority, 4.25%, 9/15/52 59,008
Insurance — 7.03%
183,000 SBL Holdings, Inc., 7.20%, 10/30/34
(a)
171,431
106,000 Enstar Group Ltd., –%, 7/15/37
(a)(b)
106,223
94,000 New York Life Insurance Co., 6.75%, 11/15/39
(a)
104,024
66,000 Transatlantic Holdings, Inc., 8.00%, 11/30/39 80,241
142,000 Enstar Finance LLC, 5.50%, 1/15/42 (H15T5Y +400.60
bps)
(b)
141,111
155,000 Teachers Insurance & Annuity Assoc. of America,
4.27%, 5/15/47
(a)
123,993
88,000 Securian Financial Group, Inc., 4.80%, 4/15/48
(a)
75,021
89,000 Berkshire Hathaway Finance Corp., 4.20%, 8/15/48 72,706
124,000 New York Life Insurance Co., 3.75%, 5/15/50
(a)
91,551
153,000 Pacific LifeCorp, 3.35%, 9/15/50
(a)
104,832
146,000 Northwestern Mutual Life Insurance Co. (The), 3.45%,
3/30/51
(a)
100,474
143,000 Fidelity National Financial, Inc., 3.20%, 9/17/51 90,199
142,000 Aon Corp / Aon Global Holdings PLC, 3.90%, 2/28/52 105,032

Sterling Capital Long Duration Corporate Bond Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
Insurance — (continued)
$ 71,000 Berkshire Hathaway Finance Corp., 3.85%, 3/15/52 $ 53,722
175,000 W R Berkley Corp., 3.55%, 3/30/52 123,139
219,000 Corebridge Financial, Inc., 4.40%, 4/05/52 175,658
176,000 Athene Holding Ltd., 3.45%, 5/15/52 109,823
322,000 Global Atlantic Fin Co., 6.75%, 3/15/54
(a)
306,739
636,000 Athene Holding Ltd., 6.25%, 4/01/54 585,964
231,000 Corebridge Financial, Inc., 6.38%, 9/15/54 (H15T5Y
+264.60 bps)
(b)
229,326
206,000 Athene Holding Ltd., 6.63%, 10/15/54
(b)
197,942
100,000 Omnis Funding Trust, 6.72%, 5/15/55
(a)
104,122
100,000 Belrose Funding Trust II, 6.79%, 5/15/55
(a)
102,391
42,000 Northwestern Mutual Life Insurance Co. (The), 6.17%,
5/29/55
(a)
43,212
172,000 Symetra Life Insurance Co, 6.55%, 10/01/55
(a)
176,401
178,000 Global Atlantic Fin Co., 7.25%, 3/01/56
(a)
174,449
80,000 Massachusetts Mutual Life Insurance Co., 5.95%,
6/01/56
(a)
79,246
41,000 Teachers Insurance & Annuity Ass. of America, 6.05%,
6/15/56
(a)
41,370
88,000 Guardian Life Insurance Co. of America (The), 4.88%,
6/19/64
(a)
74,461
133,000 New York Life Insurance Co., 4.45%, 5/15/69
(a)
102,019
4,046,822
Internet Media & Services — 2.70%
155,000 Alphabet, Inc., 5.35%, 11/15/45 150,374
133,000 Meta Platforms, Inc., 5.50%, 11/15/45 123,414
335,000 Beignet Investor LLC, 6.58%, 5/30/49
(a)
341,752
248,000 Meta Platforms, Inc., 4.45%, 8/15/52 191,107
234,000 Alphabet, Inc., 5.65%, 2/15/56 230,891
254,000 Meta Platforms, Inc., 6.30%, 5/15/56 252,836
103,000 Meta Platforms, Inc., 5.75%, 5/15/63 92,729
174,000 Alphabet, Inc., 5.75%, 2/15/66 172,137
1,555,240
It Services — 0.22%
149,000 Visa, Inc., 4.30%, 12/14/45 127,773
Leisure Products — 0.41%
258,000 Mattel, Inc., 5.45%, 11/01/41 235,722
Machinery — 0.67%
121,000 Deere & Co., 3.90%, 6/09/42 102,527
124,000 Caterpillar, Inc., 3.80%, 8/15/42 102,977
110,000 Caterpillar, Inc., 3.25%, 9/19/49 78,207
104,000 Cummins, Inc., 5.45%, 2/20/54 101,824
385,535
Medical Equipment & Devices — 0.32%
73,000 Abbott Laboratories, 4.90%, 11/30/46
(c)
67,126

Sterling Capital Long Duration Corporate Bond Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
Medical Equipment & Devices — (continued)
$ 122,000 Abbott Laboratories, 5.60%, 3/15/66 $ 119,547
186,673
Metals & Mining — 1.80%
180,000 Freeport-McMoRan Inc., 5.45%, 3/15/43 174,041
106,000 Southern Copper Corp., 5.88%, 4/23/45 106,563
181,000 Steel Dynamics, Inc., 3.25%, 10/15/50 121,624
242,000 Anglo American Capital PLC, 6.00%, 4/05/54
(a)
242,227
296,000 Rio Tinto Finance USA PLC, 5.75%, 3/14/55 299,449
90,000 Glencore Funding LLC, 6.14%, 4/01/55
(a)
92,542
1,036,446
Multi-Utilities — 1.38%
231,000 Sempra, 3.80%, 2/01/38 196,481
189,000 Dominion Energy, Inc., 3.30%, 4/15/41 143,768
141,000 CMS Energy Corp., 4.70%, 3/31/43 120,533
131,000 NiSource, Inc., 4.80%, 2/15/44 116,089
135,000 CMS Energy Corp., 3.75%, 12/01/50 125,247
104,000 Dominion Energy, Inc., 4.85%, 8/15/52 89,658
791,776
Oil & Gas Producers — 4.64%
101,000 TransCanada PipeLines Ltd., 6.20%, 10/15/37 107,244
124,000 Enterprise Products Operating LLC, 6.13%, 10/15/39 132,505
100,000 Cheniere Corpus Christi Holdings LLC, 2.74%,
12/31/39 85,183
96,000 Enterprise Products Operating LLC, 6.45%, 9/01/40 105,307
109,000 BP Capital Markets America, Inc., 3.06%, 6/17/41 82,164
152,000 APA Corp., 5.25%, 2/01/42 131,494
120,000 Shell Finance US, Inc., 4.55%, 8/12/43 105,605
92,000 Eastern Gas Transmission & Storage, Inc., 4.80%,
11/01/43 82,005
150,000 DCP Midstream Operating LP, 5.60%, 4/01/44 144,434
125,000 Plains All American Pipeline LP/PAA Finance Corp.,
4.70%, 6/15/44 108,259
239,000 APA Corp., 5.35%, 7/01/49 207,684
182,000 Enterprise Products Operating LLC, 3.30%, 2/15/53 121,832
280,000 Woodside Finance Ltd., 5.70%, 9/12/54 268,282
150,000 Aker BP ASA, 5.80%, 10/01/54
(a)
139,463
166,000 Williams Cos Inc/The, 6.00%, 3/15/55 166,111
40,000 Cheniere Energy, Inc., 6.00%, 7/30/56
(a)
39,986
40,000 Cheniere Energy Partners LP, 6.05%, 11/30/56
(a)
40,405
92,000 ConocoPhillips Co., 4.03%, 3/15/62 67,027
200,000 Saudi Arabian Oil Co., 5.88%, 7/17/64
(a)
187,759
218,000 TotalEnergies Capital SA, 5.43%, 9/10/64 204,342
152,000 ONEOK, Inc., 5.85%, 11/01/64 141,996
2,669,087
Oil & Gas Services & Equipment — 0.28%
164,000 Baker Hughes Holdings LLC, 5.85%, 6/15/56 162,011

Sterling Capital Long Duration Corporate Bond Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
Oil & Gas Services & Equipment — (continued)
Oil, Gas & Consumable Fuels — 4.48%
$ 64,000 Energy Transfer LP, 7.50%, 7/01/38 $ 73,832
111,000 Williams Cos. Inc. (The), 6.30%, 4/15/40 117,954
49,000 Equinor ASA, 5.10%, 8/17/40 47,784
204,000 Marathon Petroleum Corp., 6.50%, 3/01/41 218,713
230,000 Kinder Morgan Energy Partners LP, 5.63%, 9/01/41 225,277
240,000 Energy Transfer LP, 5.00%, 5/15/44 210,783
143,000 Energy Transfer LP, 5.35%, 5/15/45 129,945
122,000 Kinder Morgan, Inc., 5.55%, 6/01/45 117,217
281,000 Exxon Mobil Corp., 4.11%, 3/01/46 232,315
153,000 MPLX LP, 5.20%, 12/01/47 137,044
281,000 MPLX LP, 4.70%, 4/15/48 233,411
124,000 Energy Transfer LP, 5.00%, 5/15/50 104,949
82,000 Kinder Morgan, Inc., 3.60%, 2/15/51 57,787
110,000 MPLX LP, 4.95%, 3/14/52 92,802
143,000 Targa Resources Corp., 6.25%, 7/01/52 145,317
100,000 Kinder Morgan, Inc., 5.45%, 8/01/52 93,469
166,000 Ovintiv, Inc., 7.10%, 7/15/53 183,463
80,000 Energy Transfer LP, 5.95%, 5/15/54 76,572
82,000 Diamondback Energy, Inc., 5.90%, 4/18/64 79,988
2,578,622
Pharmaceuticals — 0.96%
183,000 Bristol-Myers Squibb Co., 2.35%, 11/13/40 128,348
138,000 Zoetis, Inc., 4.70%, 2/01/43 123,414
192,000 Bristol-Myers Squibb Co., 4.25%, 10/26/49 156,038
241,000 Bristol-Myers Squibb Co., 2.55%, 11/13/50 142,052
549,852
Reit — 2.04%
157,000 American Tower Trust, Series 2018-1, Class A, 3.65%,
3/15/28
(a)
154,163
123,000 RD Michigan Property Owner I LLC, 7.50%, 3/30/45
(a)
122,600
156,000 Kimco Realty OP LLC, 4.25%, 4/01/45 130,840
154,000 Kimco Realty OP LLC, 4.45%, 9/01/47 130,637
103,000 Simon Property Group LP, 3.25%, 9/13/49 70,676
111,000 Prologis LP, 3.00%, 4/15/50 73,147
48,000 Mid-America Apartments LP, 2.88%, 9/15/51 30,463
208,000 American Homes 4 Rent LP, 4.30%, 4/15/52 164,363
124,000 Prologis LP, 5.25%, 6/15/53 117,516
81,000 Public Storage Operating Co., 5.35%, 8/01/53 77,674
109,000 Realty Income Corp., 5.38%, 9/01/54 105,775
1,177,854
Retail - Consumer Staples — 0.43%
266,000 Kroger Co/The, 5.50%, 9/15/54 249,498
Retail - Discretionary — 1.07%
201,000 ERAC USA Finance LLC., 4.50%, 2/15/45
(a)
172,550

Sterling Capital Long Duration Corporate Bond Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
Retail - Discretionary — (continued)
$ 84,000 Lowe's Cos, Inc., 3.00%, 10/15/50 $ 53,180
314,000 Lowe's Cos, Inc., 3.50%, 4/01/51 218,244
225,000 Lowe's Cos, Inc., 4.45%, 4/01/62 174,367
618,341
Road & Rail — 1.10%
92,000 CSX Corp., 6.00%, 10/01/36 98,804
31,000 Union Pacific Corp., 3.38%, 2/14/42 24,377
99,000 Norfolk Southern Corp., 3.95%, 10/01/42 81,647
107,000 CSX Corp., 4.30%, 3/01/48 88,718
64,000 Norfolk Southern Corp., 3.40%, 11/01/49 44,946
248,000 Union Pacific Corp., 2.95%, 3/10/52 157,956
160,000 CSX Corp., 4.50%, 11/15/52 134,642
631,090
Semiconductors — 1.81%
177,000 Foundry JV Holdco LLC, 6.40%, 1/25/38
(a)
189,286
448,000 Broadcom, Inc., 3.50%, 2/15/41 357,953
73,000 Intel Corp., 3.73%, 12/08/47 52,555
60,000 Intel Corp., 3.25%, 11/15/49 39,066
105,000 Intel Corp., 4.90%, 8/05/52 88,249
281,000 Intel Corp., 5.70%, 2/10/53 264,999
43,000 Broadcom, Inc., 5.70%, 1/15/56 42,665
1,034,773
Semiconductors & Semiconductor Equipment — 0.50%
242,000 Lam Research Corp., 2.88%, 6/15/50 155,968
147,000 KLA Corp., 4.95%, 7/15/52 133,286
289,254
Software — 3.30%
161,000 Oracle Corp., 3.65%, 3/25/41 115,615
292,000 Oracle Corp., 6.55%, 2/04/46 275,265
522,000 Oracle Corp., 4.00%, 7/15/46 352,092
207,000 Oracle Corp., 3.60%, 4/01/50 125,879
196,000 Oracle Corp., 3.95%, 3/25/51 125,397
162,000 Oracle Corp., 6.90%, 11/09/52 155,325
105,000 Oracle Corp., 4.38%, 5/15/55 70,090
157,000 Oracle Corp., 3.85%, 4/01/60 92,204
499,000 Microsoft Corp., 2.68%, 6/01/60 275,152
79,000 Oracle Corp., 6.13%, 8/03/65 66,382
288,000 Oracle Corp., 6.10%, 9/26/65 240,953
1,894,354
Specialty Finance — 0.57%
87,000 American Express Co, 5.41%, 2/08/41 86,869
296,000 AerCap Ireland Capital DAC, 3.85%, 10/29/41 238,352
325,221
Specialty Retail — 0.57%
170,000 Home Depot, Inc. (The), 3.13%, 12/15/49 113,457
350,000 Home Depot, Inc. (The), 2.75%, 9/15/51 213,470

Sterling Capital Long Duration Corporate Bond Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
Specialty Retail — (continued)
$ 326,927
Technology Hardware — 0.50%
$ 200,000 Dell International LLC / EMC Corp., 5.25%, 2/15/37 196,887
134,000 Dell International LLC / EMC Corp., 3.45%, 12/15/51 93,577
290,464
Technology Hardware, Storage & Peripherals — 1.06%
230,000 Apple, Inc., 3.85%, 5/04/43 190,309
92,000 Hewlett Packard Enterprise Co., 6.35%, 10/15/45 94,817
244,000 Apple, Inc., 3.85%, 8/04/46 193,038
219,000 Apple, Inc., 2.65%, 5/11/50 133,978
612,142
Telecommunications — 4.82%
393,000 T-Mobile USA, Inc., 4.38%, 4/15/40 346,635
175,000 HUT 8 DC LLC, 6.19%, 11/15/42
(a)
177,254
128,000 Beacon Point DC LLC, 6.13%, 11/30/42
(a)
129,099
156,000 AT&T, Inc., 5.55%, 11/01/45 146,584
267,000 AT&T, Inc., 5.85%, 4/30/46 257,263
406,000 AT&T, Inc., 5.15%, 11/15/46
(c)
362,198
76,000 Telefonica Emisiones SA, 5.21%, 3/08/47 67,464
252,000 AT&T, Inc., 3.65%, 6/01/51 171,338
185,000 T-Mobile USA, Inc., 5.65%, 1/15/53 173,603
401,000 AT&T, Inc., 3.65%, 9/15/59 256,285
633,000 AT&T, Inc., 3.85%, 6/01/60 422,708
198,000 T-Mobile USA, Inc., 3.60%, 11/15/60 128,160
148,000 T-Mobile USA, Inc., 5.80%, 9/15/62 142,086
2,780,677
Tobacco — 1.64%
336,000 Philip Morris International, Inc., 4.38%, 11/15/41 294,126
69,000 Altria Group, Inc., 4.25%, 8/09/42 56,869
143,000 Altria Group, Inc., 3.88%, 9/16/46 106,155
164,000 BAT Capital Corp., 4.54%, 8/15/47 135,196
310,000 BAT Capital Corp., 7.08%, 8/02/53 349,813
942,159
Transportation & Logistics — 1.11%
78,813 Polar Tankers, Inc., 5.95%, 5/10/37
(a)
82,316
224,000 Burlington Northern Santa Fe LLC., 4.90%, 4/01/44 207,738
112,000 Burlington Northern Santa Fe LLC., 4.15%, 12/15/48 90,658
280,000 Burlington Northern Santa Fe LLC., 5.20%, 4/15/54 260,635
641,347
Total (Cost $58,241,561) 55,374,880
Principal Amount Fair Value
U.S. TREASURY BONDS & NOTES — 1.88%
1,542,800
United States Treasury Bond, 2.50% , 2/15/45 1,082,009
Total (Cost $1,073,371) 1,082,009

Sterling Capital Long Duration Corporate Bond Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Shares Fair Value
MONEY MARKET FUNDS
— 0.87%
$ 500,996 Federated Hermes Treasury Obligations Fund,
Institutional Shares, 3.56%
(e)
$ 500,996
Total Money Market Funds
(Cost $500,996) 500,996
Total Investments— 98.95%
(Cost $59,815,928) 56,957,885
Other Assets in Excess of
Liabilities — 1.05% 602,148
NET ASSETS — 100.00% $ 57,560,033
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2026. The maturity date reflected is the final maturity date.
(c) All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the period ended June 30, 2026 is $205,333, which represents 0.36% of net assets.
(d) The security was purchased on a when-issued or forward commitment basis (Note 3)
(e) Represents the current yield as of report date.

Sterling Capital Quality Income Fund
Schedule of Investments
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — 0.95%
ELECTRIC UTILITIES — 0.75%
$ 917,000 Appalachian Power Recovery Funding LLC, 5.84%,
4/01/46 $ 936,105
REIT — 0.20%
250,000 American Tower Trust, Series 2018-1, Class A, 3.65%,
3/15/28
(a)(b)
245,482
Total (Cost $1,166,961) 1,181,587
Principal Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 32.86%
120,125
Freddie Mac, Series 4097, Class CU, 1.50%, 8/15/27 118,061
237,563
Fannie Mae, Series 4136, Class HZ, 3.50%, 11/15/27 235,933
208,000
BANK5, Series 2023-5YR4, Class B, 7.61%, 12/15/28 217,945
217,260
Ginnie Mae, Series 79, Class V, 2.80%, 3/16/29 211,626
112,740
Freddie Mac Principal Strips, Series 219, –%, 3/01/32 102,807
1,000,000 KKR Clo 24 Ltd., Series 24, Class A2R, 5.39%,
4/20/32
(a)
1,000,010
36,301
Freddie Mac, Series 2485, Class WG, 6.00%, 8/15/32 37,306
119,000
Fannie Mae, Series 4160, Class HH, 2.50%, 12/15/32
(b)
112,683
95,969
Fannie Mae, Series 2003-21, Class OW, 4.00%, 3/25/33 94,213
21,860
Fannie Mae, Series 2003-19, Class AR, 5.50%, 3/25/33 22,237
87,082
Freddie Mac, Series 2768, Class PC, 4.00%, 3/15/34 83,726
34,510
Ginnie Mae, Series 2004-69, Class GC, 5.50%, 4/20/34 34,602
1,050,000 Magnetite XXIV Ltd., Series 24A, Class BR, 5.42%,
4/15/35
(a)
1,050,095
1,500,000
Fannie Mae-Aces, Series M4, Class A2, 4.39%, 8/25/35 1,467,351
134,807
Freddie Mac, Series 3042, Class PZ, 5.75%, 9/15/35 139,161
278,665
Ginnie Mae, Series 2005-60, Class WZ, 5.50%, 9/20/35 283,663
653,275
Freddie Mac Principal Strips, Series 236, –%, 4/01/36 536,720
479,183
Fannie Mae, Series 59, Class DH, 6.50%, 7/25/36 505,253
1,000,000 Ares XLIX CLO Ltd., Series 49A, Class BR, 5.41%,
10/22/36
(a)
1,001,950
124,405 Ginnie Mae, Series 2007-57, Class ZA, 5.75%,
10/20/37 125,289
497,490
Fannie Mae, Series 2008-2, Class PH, 5.50%, 2/25/38 500,382
52,965
Freddie Mac, Series 3440, Class EM, 5.00%, 4/15/38 53,175
452,444
Fannie Mae, Series 2009-28, Class HX, 5.00%, 5/25/39 454,911
70,037
Freddie Mac, Series 3816, Class HM, 4.50%, 5/15/40 69,813
500,000
Freddie Mac, Series 3714, Class PB, 4.75%, 8/15/40
(b)
490,239
1,000,000
Ginnie Mae, Series 81, Class AL, 4.50%, 8/20/40 954,581

Sterling Capital Quality Income Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$ 825,833 Fannie Mae, Series 2010-150, Class YL, 4.00%,
1/25/41 $ 751,943
200,000
Freddie Mac, Series 3815, Class TB, 4.50%, 2/15/41 191,649
22,447
Freddie Mac, Series 4215, Class LD, 2.00%, 7/15/41 22,065
750,000 Ginnie Mae, Series 2011-135, Class PG, 3.00%,
10/16/41 670,197
20,449
Freddie Mac, Series 4293, Class MH, 3.00%, 12/15/41 19,626
722,403 Fannie Mae, Series 2011-131, Class PB, 4.50%,
12/25/41 709,649
189,440
Freddie Mac, Series 4094, Class ME, 2.50%, 8/15/42 169,360
525,500
Freddie Mac, Series 4088, Class CD, 3.00%, 8/15/42 433,418
2,466,518
Fannie Mae, Series 5427, Class HZ, 3.50%, 8/15/42 2,074,743
628,000
Freddie Mac, Series 4135, Class AY, 2.00%, 11/15/42 524,019
724,000
Freddie Mac, Series 4125, Class JC, 2.50%, 11/15/42 576,262
86,526
Freddie Mac, Series 4173, Class NB, 3.00%, 3/15/43 78,764
1,338,626 Fannie Mae REMICS, Series 24, Class BZ, 3.00%,
3/25/43 1,200,278
67,007
Freddie Mac, Series 4352, Class ZX, 4.00%, 4/15/44 63,585
1,765,974
Freddie Mac, Series 5419, Class Z, 4.00%, 4/15/44 1,540,476
375,000 Fannie Mae REMICS, Series 53, Class PB, 3.50%,
7/25/45 327,621
1,000,000
Freddie Mac, Series 4507, Class GB, 3.00%, 9/15/45 890,125
475,000
Freddie Mac, Series 4650, Class JE, 3.00%, 7/15/46 418,698
1,060,097
Fannie Mae, Series 73, Class DZ, 3.00%, 10/25/46
(b)
937,987
382,992
Ginnie Mae, Series 126, Class A, 2.50%, 11/16/46 368,090
712,000
Ginnie Mae, Series 2017-75, Class DL, 3.00%, 3/20/47 607,003
1,414,127
Fannie Mae, Series 2017-42, Class HL, 3.00%, 6/25/47 1,305,156
338,498 Fannie Mae REMICS, Series 95, Class WA, 3.50%,
11/25/47 306,848
640,903
Fannie Mae, Series 20, Class KL, 3.50%, 1/25/48 532,714
830,620
Freddie Mac, Series 4795, Class JB, 4.00%, 5/15/48 790,135
1,882,090
Freddie Mac, Series 4841, Class PZ, 4.50%, 9/15/48 1,806,503
933,000
Ginnie Mae, Series 2019-6, Class JK, 3.50%, 1/20/49 829,190
644,900 Government National Mortgage Association, Series 71,
Class BZ, 3.50%, 6/20/49 414,653
765,905
Freddie Mac, Series 4941, Class MB, 3.00%, 7/25/49 683,048
258,034 Chase Home Lending Mortgage Trust, Series 2019-
ATR2, Class A3, 3.50%, 8/25/49
(a)
234,140
662,399
Fannie Mae, Series 2015-65, Class BL, 3.50%, 9/25/49 543,481
1,053,344
Fannie Mae, Series 5, Class MG, 3.50%, 2/25/50 956,512

Sterling Capital Quality Income Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$ 409,722
Fannie Mae, Series 12, Class LC, 2.00%, 3/25/50 $ 340,669
285,709
Fannie Mae, Series 2020-10, Class Q, 3.00%, 3/25/50 246,215
726,000 Fannie Mae REMICS, Series 22, Class DY, 2.50%,
4/25/50 530,584
1,882,777
Fannie Mae, Series 56, Class AQ, 2.00%, 8/25/50 1,506,012
319,979
Freddie Mac, Series 5115, Class G, 2.50%, 9/25/50 268,739
668,964
Freddie Mac, Series 5067, Class DP, 2.00%, 1/25/51 570,137
1,367,557 Government National Mortgage Association, Series 27,
Class AW, 5.92%, 2/20/51 1,389,331
1,495,000 Benchmark Mortgage Trust, Series 2023-B39, Class
A5, 5.75%, 7/15/56 1,555,766
1,500,000 BANK Trust, Series 2024-BNK47, Class A5, 5.72%,
6/15/57 1,561,929
295,000 Benchmark 2025-V16 Mortgage Trust, Series V16,
Class A3, 5.44%, 8/15/57 300,354
477,163 Wells Fargo Commercial Mortgage Trust 2025-5C5,
Series 5C5, Class A3, 5.59%, 7/15/58 487,002
589,000 BBCMS Mortgage Trust 2025-5C36, Series 5C36,
Class A3, 5.52%, 8/15/58 602,382
665,000 Wells Fargo Commercial Mortgage Trust 2025-5C6,
Series 5C6, Class A3, 5.19%, 10/15/58
(c)
669,927
Total (Cost $41,760,436) 40,910,717
Principal Amount Fair Value
ASSET BACKED SECURITIES — 19.70%
600,000 Carvana Auto Receivables Trust, Series P3 , Class B,
1.42%, 8/10/27 596,573
1,000,000 Avis Budget Rental Car Funding AESOP LLC, Series
8A , Class A, 6.02%, 2/20/30
(a)
1,028,874
1,212,000 Hertz Vehicle Financing III LLC, Series 4A , Class A,
6.15%, 3/25/30
(a)
1,245,752
19,892 United States Small Business Administration, Series
20D , Class 1, 4.36%, 4/01/30
(b)(d)
19,826
1,009,000 Dryden CLO Ltd., Series 53A , Class BR, 4.97%,
1/15/31
(a)(d)(e)
1,010,675
994,000 Hertz Vehicle Financing III LLC, Series 2A , Class A,
5.48%, 1/27/31
(a)
1,006,764
750,000 GLS Auto Receivables Issuer Trust 2026-2, Series 2A ,
Class C, 4.90%, 1/15/32
(a)
749,946
1,210,000 Neuberger Berman Loan Advisers CLO 41 Ltd., Series
41A , Class AR, 4.72%, 4/15/34 (TSFR3M +105.00
bps)
(a)(d)(e)
1,210,799
370,000 Magnetite XXI Ltd, Series 21AR , Class BR2, 4.93%,
4/20/34
(a)(d)(e)
367,935

Sterling Capital Quality Income Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
ASSET BACKED SECURITIES — (continued)
$ 1,582,000 LCM 33 Ltd, Series 33A , Class AR, 4.84%, 7/20/34
(TSFR3M +118.00 bps)
(a)(d)
$ 1,582,237
810,000 BANK 2026-BNK52, Series BNK52 , Class A5, 5.59%,
6/15/36 839,895
127,327 Merchants Fleet Funding LLC, Series 1A , Class A,
5.82%, 4/20/37
(a)
127,921
800,000 Fortress Credit Bsl XXI Ltd, Series 1A , Class AR,
5.04%, 4/24/37
(a)(d)(e)
802,072
837,511 Hilton Grand Vacations Trust, Series 2024-3A , Class
A, 4.98%, 8/27/40
(a)
838,575
266,749 Sierra Timeshare Receivables Funding LLC, Series 3A ,
Class A, 4.83%, 8/20/41
(a)
266,467
1,825,259 Tricon Residential Trust, Series 2025-SFR , Class A,
4.73%, 3/17/42 (TSFR3M +110.00 bps)
(a)(e)
1,825,252
606,447
MVW LLC, Series 2024-2 , Class A, 4.43%, 3/20/42
(a)
603,230
100,000 CONE Commercial Mortgage Trust 2026-DFW3,
Series DFW3 , Class A, 5.75%, 5/15/43
(a)(d)
99,622
141,000 CONE Commercial Mortgage Trust 2026-DFW3,
Series DFW3 , Class C, 6.50%, 5/15/43
(a)(d)
140,191
147,000 CONE Commercial Mortgage Trust 2026-DFW3,
Series DFW3 , Class E, 8.10%, 5/15/43
(a)(d)
147,918
242,000 VDCM Commercial Mortgage Trust 2025-AZ, Series
AZ , Class C, 5.84%, 7/13/44
(a)(d)
239,133
121,823 SoFi Professional Loan Program Trust, Series A , Class
A2FX, 2.54%, 5/15/46
(a)(b)(d)
117,613
100,000 BX Commercial Mortgage Trust 2024-VLT5, Series
VLT5 , Class A, 5.41%, 11/13/46
(a)(d)(e)
99,699
227,000 BX Commercial Mortgage Trust 2024-VLT5, Series
VLT5 , Class C, 6.19%, 11/13/46
(a)(d)(e)
225,023
750,000 Stack Infrastructure Issuer LLC, Series 1A , Class A2,
5.00%, 5/25/50
(a)
728,833
1,200,948 SMB Private Education Loan Trust, Series 2024-F ,
Class A1A, 5.06%, 3/16/54
(a)
1,200,552
951,000 Vantage Data Centers LLC, Series 1A , Class A2,
5.13%, 8/15/55
(a)
933,497
579,000 QTS Issuer ABS II LLC, Series 3A , Class A2, 6.16%,
1/05/56
(a)
574,487
1,500,000 Wells Fargo Commercial Mortgage Trust, Series 2024-
C63 , Class A5, 5.31%, 8/15/57 1,523,944
318,000 BX Commercial Mortgage Trust 2026-Vlt10, Series
VLT10 , Class A, 5.36%, 6/13/58
(a)(d)(e)
309,063
335,000 BX Commercial Mortgage Trust 2026-Vlt10, Series
VLT10 , Class E, 7.57%, 6/13/58
(a)(d)(e)
324,455
928,000 BANK5 2025-5YR17, Series 5YR17 , Class A3,
5.23%, 11/15/58 938,724

Sterling Capital Quality Income Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
ASSET BACKED SECURITIES — (continued)
$ 1,500,000 BBCMS Mortgage Trust 2025-C39, Series C39 ,
5.30%, 12/15/58 $ 1,522,254
1,237,000 Benchmark 2026-B43 Mortgage Trust, Series B43 ,
Class A5, 5.51%, 4/15/63
(a)
1,275,132
Total (Cost $24,603,381) 24,522,933
Principal Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.13%
287,006 FRESB Mortgage Trust, Series 2017-SB36, Class
A10F, 2.88%, 7/25/27
(b)(d)
282,376
1,309,000 BANK5 Trust, Series 2024-5YR5, Class AS, 6.27%,
2/15/29 1,337,840
85,000 Benchmark Mortgage Trust, Series V6, Class A3,
5.93%, 3/15/29 87,056
553,000 Benchmark Mortgage Trust, Series V6, Class AS,
6.38%, 3/15/29 567,585
140,000 Freddie Mac Multifamily Structured Pass Through,
Series K159, Class A2, 3.95%, 11/25/30
(e)
137,157
2,149 CSFB Mortgage-Backed Pass-Through Certificates,
Series 1, Class 2A1, 6.50%, 2/25/34 2,148
20,242 CHL Mortgage Pass-Through Trust, Series 3, Class A4,
5.75%, 4/25/34 20,079
8,902 Citigroup Mortgage Loan Trust, Inc., Series NCM2,
Class 3CB2, 6.50%, 8/25/34 8,908
1,000,000 Freddie Mac Multifamily Structured Pass Through,
Series K1522, Class A2, 2.36%, 10/25/36 807,429
202,479 BX Commercial Mortgage Trust, Series 2021-ACNT,
Class C, 5.24%, 11/15/38
(a)
202,479
228,470 SMR Mortgage Trust, Series 2022-IND, Class A,
5.28%, 2/15/39
(a)
228,470
60,702 JP Morgan Chase Commercial Mortgage, Series C3,
Class B, 5.01%, 2/15/46
(a)
60,476
589,000 CD Mortgage Trust, Series 2016-CD2, Class A4,
3.53%, 11/10/49
(b)(d)
582,362
185,000 JP Morgan Chase Commercial Mortgage, Series JP4,
Class A4, 3.65%, 12/15/49 184,009
700,000 CD Mortgage Trust, Series 2017-CD3, Class A4,
3.63%, 2/10/50 689,337
250,000 COMM Mortgage Trust, Series COR2, Class A3,
3.51%, 9/10/50
(b)
246,985
325,000 BBCMS Mortgage Trust, Series C7, Class A5, 2.04%,
4/15/53 292,498
64,000 GS Mortgage Securities Trust, Series GC47, Class A5,
2.38%, 5/12/53 58,614
220,800 Wells Fargo Commercial Mortgage Trust, Series C56,
Class A5, 2.45%, 6/15/53 203,118

Sterling Capital Quality Income Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$ 589,492 Benchmark Mortgage Trust, Series B18, Class A5,
1.93%, 7/15/53 $ 521,269
659,333 Morgan Stanley Capital I Trust, Series HR8, Class A4,
2.04%, 7/15/53 594,414
300,000 Wells Fargo Commercial Mortgage Trust, Series C58,
Class A4, 2.09%, 7/15/53 267,382
500,000 Wells Fargo Commercial Mortgage Trust, Series C57,
Class A4, 2.12%, 8/15/53 452,217
250,000 BANK Trust, Series 2020-BNK29, Class A4, 2.00%,
11/15/53 220,492
500,000 GS Mortgage Securities Trust, Series GSA2, Class A5,
2.01%, 12/12/53
(b)
438,162
1,250,000 Benchmark Mortgage Trust, Series B21, Class A5,
1.98%, 12/17/53
(b)
1,102,578
100,000 CFCRE Commercial Mortgage Trust, Series C7, Class
A3, 3.84%, 12/10/54 99,576
80,000 Benchmark Mortgage Trust, Series V2, Class AS,
6.54%, 5/15/55 81,642
167,000 Benchmark Mortgage Trust, Series 2024-V7, Class AS,
6.53%, 5/15/56 172,460
51,000 BMO Mortgage Trust, Series 2023-5C1, Class AS,
7.12%, 8/15/56 52,767
178,000 BANK5 Trust, Series 2023-5YR3, Class AS, 7.32%,
9/15/56 186,004
1,500,000 BMO Mortgage Trust, Series 2023-C7, Class A5,
6.16%, 12/15/56 1,581,922
1,000,000 BANK5 Trust, Series 2023-5YR4, Class AS, 7.27%,
12/15/56 1,041,902
51,000 BBCMS Mortgage Trust, Series 5C25, Class AS,
6.36%, 3/15/57 52,318
240,000 BANK5 Trust, Series 2024-5YR6, Class AS, 6.79%,
5/15/57 248,824
737,000 BMO 2025-5C12 Mortgage Trust, Series 5C12, Class
A3, 5.18%, 10/15/58
(c)
743,152
Total (Cost $14,555,253) 13,856,007
Principal Amount Fair Value
MORTGAGE-BACKED SECURITIES — 27.81%
Fannie Mae — 16.87%
171,372
4.50%, 3/01/34, Pool #CA3294 171,162
102,823
4.00%, 5/01/37, Pool #ZA2461 99,867
37,951
5.50%, 6/01/38, Pool #984277
(b)(d)
38,981
21,847
5.50%, 8/01/38, Pool #995072 22,401
27,688
4.50%, 9/01/39, Pool #AC1830 27,381
28,029
4.50%, 10/01/40, Pool #AE4855 27,718

Sterling Capital Quality Income Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Fannie Mae — (continued)
$ 51,137
3.50%, 2/01/41, Pool #AH5646 $ 47,904
80,068
4.00%, 3/01/41, Pool #AH4008 77,714
21,712
4.50%, 6/01/41, Pool #AC9298 21,440
55,704
5.00%, 7/01/41, Pool #AI5595 56,153
97,938
4.00%, 9/01/41, Pool #AJ1717 94,603
1,430,828
6.00%, 10/01/41, Pool #FS4183 1,499,793
381,143
6.00%, 8/01/43, Pool #MA5129 389,953
32,118
4.50%, 10/01/44, Pool #MA2066 31,464
88,636
4.00%, 12/01/44, Pool #MA2127 84,700
94,157
4.50%, 1/01/45, Pool #MA2158 92,239
104,241
3.50%, 3/01/45, Pool #AS4552 96,911
88,477
4.00%, 10/01/45, Pool #AL7487 84,466
660,972
3.00%, 10/01/46, Pool #BC4764 591,435
62,181
4.00%, 11/01/46, Pool #MA2808 59,156
86,493
3.00%, 2/01/47, Pool #BE2329 77,350
44,344
4.00%, 5/01/47, Pool #BE9598 42,101
39,685
4.50%, 11/01/47, Pool #BM3286 39,021
1,652,260
4.00%, 12/01/47, Pool #BM5019 1,562,644
1,433,952
4.00%, 6/01/48, Pool #ZT0541 1,360,631
1,131,348
3.50%, 6/01/50, Pool #CA6097 1,034,926
161,704
3.00%, 7/01/50, Pool #CA6421 141,825
162,735
3.00%, 7/01/50, Pool #CA6422 142,754
609,911
3.00%, 8/01/50, Pool #FS0973 542,624
737,110
3.50%, 9/01/50, Pool #FS5284 674,859
235,977
3.00%, 11/01/51, Pool #CB2170 206,490
597,809
3.50%, 2/01/52, Pool #MA4550 546,632
692,555
3.00%, 3/01/52, Pool #BV4143 610,315
533,699
3.50%, 4/01/52, Pool #FS1260 488,819
867,260
4.50%, 8/01/52, Pool #SD1515 838,918
1,639,212
4.50%, 10/01/52, Pool #BW9905 1,590,444
616,582
5.00%, 10/01/52, Pool #SD1710 610,504
377,909
5.00%, 11/01/52, Pool #CB5278 374,340
702,298
5.50%, 2/01/53, Pool #QF8052 708,821
414,389
5.50%, 3/01/53, Pool #FS3925 421,215
809,044
4.00%, 5/01/53, Pool #FS3990 764,410
968,416
6.00%, 6/01/53, Pool #FS6616 994,693

Sterling Capital Quality Income Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Fannie Mae — (continued)
$ 1,092,935
5.50%, 2/01/54, Pool #FA0202 $ 1,102,514
960,030
6.00%, 4/01/54, Pool #FA0566 986,529
1,497,138
5.50%, 11/01/54, Pool #FS9455 1,519,036
20,997,856
Federal Home Loan Banks — 0.39%
550,000
1.90%, 10/07/31 483,393
Freddie Mac — 10.27%
19,011
4.00%, 11/01/32, Pool #ZS8993 18,727
14,114
5.50%, 10/01/39, Pool #ZI9359 14,462
22,227
5.00%, 4/01/40, Pool #ZI9910 22,415
40,051
5.50%, 4/01/40, Pool #ZA1042 41,181
17,470
5.00%, 8/01/40, Pool #ZA1056 17,618
43,935
4.00%, 11/01/40, Pool #ZJ0654 42,643
46,438
4.00%, 12/01/40, Pool #ZJ0811 45,073
116,935
3.50%, 8/01/42, Pool #ZL3508 109,127
358,780
6.00%, 2/01/43, Pool #RB5221 367,073
142,407
3.50%, 3/01/43, Pool #ZT1107 132,929
138,298
3.50%, 3/01/45, Pool #ZT1164 129,091
69,556
3.00%, 1/01/46, Pool #ZS4646 62,545
73,085
4.00%, 4/01/46, Pool #ZM1015 69,650
71,993
3.50%, 12/01/47, Pool #ZM5123 66,347
792,097
3.00%, 8/01/51, Pool #SD8162 691,475
554,670
4.50%, 6/01/52, Pool #SD1265 536,961
2,054,130
5.00%, 2/01/53, Pool #SD2473 2,034,400
920,375
4.50%, 5/01/53, Pool #SD2952 892,090
811,382
5.00%, 6/01/53, Pool #SD3128 804,328
759,933
5.50%, 6/01/53, Pool #SD3136 770,048
964,513
6.00%, 7/01/53, Pool #SD3223 992,210
606,592
5.50%, 6/01/54, Pool #SD5479 616,467
2,042,372
6.00%, 9/01/54, Pool #SD6558 2,107,432
2,169,797
5.50%, 11/01/54, Pool #SD6622 2,203,834
12,788,126
Ginnie Mae II — 0.28%
5,793
4.00%, 12/20/40, Pool #755678 5,515

Sterling Capital Quality Income Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Ginnie Mae II — (continued)
$ 372,175
4.00%, 7/20/52, Pool #786280 $ 347,715
353,230
Total (Cost $35,148,151) 34,622,605
Principal Amount Fair Value
U.S. GOVERNMENT & AGENCIES — 1.46%
1,828,665
Freddie Mac Pool, 5.00% , 4/01/55 1,813,985
Total (Cost $1,842,238) 1,813,985
Principal Amount Fair Value
U.S. TREASURY BONDS & NOTES — 4.28%
2,263,600
United States Treasury Note, 4.00% , 2/15/34 2,211,431
2,644,100
United States Treasury Bond, 2.38% , 2/15/42
(b)(d)
1,928,334
2,158,200
United States Treasury Bond, 1.88% , 11/15/51
(b)(d)
1,186,167
Total (Cost $6,017,734) 5,325,932
Shares Fair Value
MONEY MARKET FUNDS — 2.00%
2,484,167 Federated Hermes Treasury Obligations Fund,
Institutional Shares, 3.56%
(f)
2,484,167
Total Money Market Funds
(Cost $2,484,167) 2,484,167
Total Investments— 100.19%
(Cost $127,578,321) 124,717,933
Liabilities in Excess of Other Assets  — (0.19)% (242,347)
NET ASSETS — 100.00% $ 124,475,586
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of
1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b) All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the period ended June 30, 2026 is $3,952,822, which represents 3.18% of net assets.
(c) The security was purchased on a when-issued or forward commitment basis (Note 3)
(d) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2026. The maturity date reflected is the final maturity date.
(e) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(f) Represents the current yield as of report date.

Sterling Capital Quality Income Fund
June 30, 2026 - (Unaudited)
FUTURES CONTRACTS Contracts
Expiration
Date Notional Value
Aggregate
Market Value
of Contracts
Unrealized
Appreciation
(Depreciation)
Ultra 10-Year US Treasury
Note Futures 25 09/22/2026 $ 2,773,428 $ 38,291 $ 38,291
Ultra U.S. Treasury Bond
Futures 18 09/22/2026 2,028,508 62,305 62,304
Total Futures Contracts $ 4,801,936 $ 100,596 $ 100,596

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Investments
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — 98.50%
North Carolina — 98.50%
$ 500,000 Brunswick County, NC, Enterprise Systems Revenue,
Callable 2/1/33 @ 100 , 5.00%, 2/1/42 $ 540,723
575,000 Brunswick County, NC, Enterprise Systems Revenue,
Callable 2/1/33 @ 100 , 5.00%, 2/1/41 624,489
1,100,000 Cabarrus County, NC, Refunding Revenue Bonds
Series A , 5.00%, 6/1/31 1,217,308
2,000,000 Charlotte, NC, Current Refunding G.O. Series A,
Callable 6/1/29 @ 100 , 5.00%, 6/1/34 2,123,834
2,275,000 Charlotte, NC, Recreational Facilities Improvements
Revenue, Callable 12/1/28 @ 100 , 5.00%, 12/1/33 2,392,915
1,520,000 Charlotte, NC, Recreational Facilities Improvements
Revenue, Callable 12/1/28 @ 100 , 5.00%, 12/1/34 1,596,054
2,650,000 Charlotte, NC, Water & Sewer System Revenue,
Refunding Revenue Bonds Series A, Callable 7/1/32 @
100 , 5.00%, 7/1/39 2,908,306
1,130,000 Chatham County, NC, Refunding Revenue (County
Guaranteed) , 5.00%, 12/1/28 1,160,363
1,760,000
City of Asheville NC Water System Revenue ,
5.00%, 8/1/42 1,944,435
750,000
City of Asheville NC Water System Revenue ,
5.00%, 8/1/51 801,686
1,500,000
City of Charlotte NC Water & Sewer System Revenue ,
5.00%, 7/1/31 1,668,078
1,720,000
City of Fayetteville NC Public Works Comm. Rev. ,
5.00%, 3/1/40 1,883,353
2,000,000
City of Greensboro NC , 5.00%, 4/1/41 2,172,914
1,000,000
City of Winston-Salem NC Water , 5.00%, 6/1/38 1,156,898
2,100,000 Concord, NC, Recreational Facility Improvements
G.O., Callable 9/1/33 @ 100 , 5.00%, 9/1/34 2,397,557
720,000
County of Ashe NC , 5.00%, 6/1/38 803,869
500,000
County of Ashe NC , 5.00%, 6/1/39 555,665
2,000,000
County of Buncombe NC , 5.00%, 6/1/43 2,242,362
1,000,000
County of Durham NC , 5.00%, 6/1/41 1,137,839
2,210,000
County of Forsyth, NC , 5.00%, 6/1/30 2,414,197
2,060,000
County of Guilford NC , 5.00%, 3/1/39 2,335,582
2,000,000
County of Guilford NC , 5.00%, 3/1/32 2,249,210
2,000,000
County of Iredell NC , 5.00%, 4/1/37 2,301,714
2,000,000
County of Johnston NC , 4.00%, 4/1/45 1,997,459
2,000,000
County of Mecklenburg NC , 5.00%, 2/1/31 2,210,729
2,185,000
County of Orange NC , 5.00%, 10/1/38 2,480,938
1,795,000
County of Transylvania, NC , 5.00%, 4/1/30 1,950,565

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — (continued)
North Carolina — (continued)
$ 1,450,000
County of Wake NC , 5.00%, 4/1/39 $ 1,649,639
1,500,000
County of Wake, NC , 5.00%, 4/1/39 1,726,701
1,150,000
Currituck County, NC, Callable 4/1/33 @ 100 ,
5.00%, 4/1/37 1,277,428
1,000,000
Currituck County, NC, Callable 4/1/33 @ 100 ,
5.00%, 4/1/38 1,105,103
1,150,000
Currituck County, NC, Callable 4/1/33 @ 100 ,
5.00%, 4/1/36 1,283,612
1,000,000
Durham County, NC, Current Refunding G.O. ,
5.00%, 6/1/29 1,070,199
1,000,000 Elizabeth City State University, Board of Governors
of NC, Advance Refunding Revenue Bonds, Callable
4/1/29 @ 100 (AGM) , 5.00%, 4/1/40 1,029,418
1,690,000 Fayetteville, NC, Public Works Commission, Electric
Light & Power Improvements Revenue, Callable 3/1/24
@ 100 , 5.00%, 3/1/29 1,757,219
1,180,000
Fuquay-Varina NC Combined Utilities Revenue ,
5.00%, 2/1/38 1,318,608
2,000,000 Greensboro, NC, Recreational Facility Improvements
G.O. Series B, Callable 4/1/32 @ 100 , 5.00%, 4/1/40 2,183,008
880,000 Johnston County, NC, Water Utility Improvements
Revenue Bonds, Callable 4/1/33 @ 100 , 5.00%, 4/1/39 969,591
1,000,000
Macon County, NC , 5.00%, 10/1/41 1,099,616
1,100,000
Mecklenburg County, NC, Limited Obligations ,
5.00%, 2/1/38 1,246,577
1,100,000
Nash Health Care Systems , 5.00%, 2/1/32 1,199,095
500,000 North Carolina Agricultural & Technical State
University, Refunding Revenue Series A ,
5.00%, 10/1/43 538,522
1,000,000 North Carolina Agricultural & Technical State
University, Refunding Revenue Series A ,
5.00%, 10/1/52 1,034,967
500,000 North Carolina Agricultural & Technical State
University, Refunding Revenue Series A ,
5.00%, 10/1/48 521,259
750,000
North Carolina Capital Facilities Finance Agency ,
5.00%, 1/1/36 869,726
1,000,000 North Carolina Central University, University &
College Improvements, Revenue Bonds, Callable
4/1/29 @ 100 , 5.00%, 4/1/37 1,036,762
1,000,000
North Carolina Housing Finance Agency , 6.25%, 1/1/56 1,115,846
2,000,000 North Carolina Medical Care Commission, Advance
Refunding Revenue Bonds, Vidant Health, Callable
6/1/25 @ 100 , 5.00%, 6/1/40
(a)
2,002,027

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — (continued)
North Carolina — (continued)
$ 1,500,000 North Carolina Medical Care Commission, Health,
Hospital and Nursing Home Improvements, Revenue
Bonds Series A, Callable 1/1/30 @ 100 , 5.00%, 7/1/32 $ 1,603,124
3,000,000 North Carolina State, Advance Refunding Revenue
Bonds Series B, Callable 5/1/27 @ 100 , 5.00%, 5/1/30
(a)
3,056,019
2,000,000 North Carolina State, Build North Carolina Bonds,
Highway Improvements Revenue Bonds Series A,
Callable 5/1/29 @ 100 , 5.00%, 5/1/31 2,125,988
1,100,000 North Carolina Turnpike Authority, Senior Lien,
Advance Refunding Revenue, Callable 1/1/27 @ 100
(AGM) , 5.00%, 1/1/28 1,112,345
1,060,000 Pitt County, NC, Advance Refunding Revenue Bonds
Series B, Callable 10/1/26 @ 100 , 5.00%, 4/1/30 1,066,074
2,000,000 Raleigh, NC, Combined Enterprise System Revenue,
Current Refunding Revenue Bonds, Callable 9/1/33 @
100 , 5.00%, 9/1/48 2,125,667
2,200,000 Raleigh, NC, Refunding Notes G.O. Series A, Callable
4/1/33 @ 100 , 5.00%, 4/1/40 2,432,692
1,025,000 Raleigh, NC, Refunding Notes G.O. Series A, Callable
4/1/33 @ 100 , 5.00%, 4/1/36 1,154,000
1,000,000
State of North Carolina , 5.00%, 3/1/33 1,053,665
1,470,000
Town of Apex, NC, Callable 2/1/33 @ 100 ,
5.00%, 2/1/35
(a)
1,659,928
1,195,000 Town of Fuquay-Varina NC, Multi-Utility
Improvements G.O. , 5.00%, 8/1/31 1,331,846
1,080,000
Town of Garner NC, Public Improvements G.O. ,
5.00%, 2/1/31 1,192,317
1,080,000 Town of Garner NC, Public Improvements G.O.,
Callable 2/1/33 @ 100 , 5.00%, 2/1/34 1,219,186
1,730,000
Town of Holly Springs NC , 5.00%, 2/1/33
(a)
1,970,897
1,005,000
Town of Huntersville, NC , 5.00%, 12/1/28 1,065,649
1,030,000 Union County, NC, Public Improvements Bonds G.O.,
Callable 3/1/32 @ 100 , 5.00%, 3/1/34 1,149,325
2,115,000
University of North Carolina at Asheville/The ,
5.00%, 6/1/38 2,393,478
740,000
University of North Carolina at Chapel Hill ,
5.00%, 12/1/33 822,695
1,500,000 University of North Carolina at Chapel Hill, Current
Refunding Revenue Bonds Series B, Callable 12/1/31
@ 100 , 5.00%, 12/1/36 1,649,431
1,100,000 University of North Carolina at Wilmington, Current
Refunding Revenue Bonds Series B, Callable 10/1/29
@ 100 , 5.00%, 10/1/34 1,170,615
1,585,000 Wake County, NC, Public Improvements, G.O. Series
A, Callable 3/1/28 @ 100 , 5.00%, 3/1/30 1,649,064

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — (continued)
North Carolina — (continued)
$ 350,000 Watauga Public Facilities Corp., School Improvements
Revenue Bonds, Callable 6/1/32 @ 100 , 5.25%, 6/1/40 $ 384,191
375,000 Watauga Public Facilities Corp., School Improvements
Revenue Bonds, Callable 6/1/32 @ 100 , 5.00%, 6/1/37 411,342
375,000 Watauga Public Facilities Corp., School Improvements
Revenue Bonds, Callable 6/1/32 @ 100 , 5.00%, 6/1/38 409,746
650,000 Watauga Public Facilities Corp., School Improvements
Revenue Bonds, Callable 6/1/32 @ 100 , 5.25%, 6/1/42 706,715
2,060,000
Wilmington, NC, Public Improvements G.O. Series A ,
5.00%, 5/1/31 2,286,566
Total (Cost $108,779,558) 110,506,530
Shares Fair Value
MONEY MARKET FUNDS — 0.44%
497,574 Federated Hermes Treasury Obligations Fund,
Institutional Shares, 3.56%
(b)
497,574
Total Money Market Funds
(Cost $497,574) 497,574
Total Investments— 98.94%
(Cost $109,277,132) 111,004,104
Other Assets in Excess of Liabilities — 1.06% 1,189,841
NET ASSETS — 100.00% $ 112,193,945
(a) All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the period ended June 30, 2026 is $2,300,312, which represents 2.05% of net assets.
(b) Represents the current yield as of report date.
AGM Assured Guaranty Municipal Corp.
G.O. General Obligation

Sterling Capital South Carolina Intermediate Tax-Free Fund
Schedule of Investments
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — 97.65%
South Carolina — 97.65%
$ 450,000
Aiken County Consolidated School District/SC ,
5.00%, 4/1/34 $ 516,429
500,000
Anderson County School District No 4/SC ,
5.00%, 3/1/38 566,931
270,000
Charleston County Airport District , 5.25%, 7/1/54 284,354
500,000 Charleston, SC, Waterworks & Sewer System Revenue,
Water Utility Improvements Revenue Bonds, Callable
7/1/32 @ 100 , 5.00%, 1/1/52 522,045
355,000
City of Rock Hill SC , 5.00%, 1/1/35 405,685
500,000
Clemson University , 5.00%, 5/1/47 533,370
400,000
College of Charleston , 4.25%, 4/1/43 407,702
500,000 Columbia, SC, Waterworks & Sewer System Revenue,
Water & Sewer Utility Improvements Revenue,
Callable 2/1/28 @ 100 , 5.00%, 2/1/48 519,419
500,000 Columbia, SC, Waterworks & Sewer System Revenue,
Water & Sewer Utility Improvements Revenue,
Callable 2/1/33 @ 100 , 5.25%, 2/1/52 528,667
500,000
County of Beaufort SC , 5.00%, 3/1/31 552,063
500,000
County of Dorchester SC , 5.00%, 10/1/36 566,900
500,000
County of Sumter SC , 5.00%, 5/1/32 560,215
780,000 Dorchester County School District No. 4, School
Improvements G.O. Series A, Callable 9/1/33 @ 100
(SCSDE) , 5.00%, 3/1/43 844,307
500,000 Florence, SC, Combined Waterworks & Sewerage
System Revenue, Water Utility Improvements Revenue
Bonds, Callable 9/1/33 @ 100 , 5.00%, 9/1/37 555,202
500,000
Greenwood County, SC , 5.00%, 10/1/32 545,218
500,000 Lancaster County, SC, School District, School
Improvements G.O. Series A, Callable 3/1/27 @ 100
(SCSDE) , 4.00%, 3/1/30 504,229
635,000 Lexington & Richland Counties, SC, School District
No. 5, School Improvements G.O. (SCSDE) ,
5.00%, 3/1/33 720,063
600,000 Lexington County, SC, School District No. 1, School
Improvements G.O. Series B, Callable 2/1/29 @ 100
(SCSDE) , 5.00%, 2/1/31 634,058
500,000 Lexington County, SC, School District No. 2,
G.O. Series C, Callable 3/1/27 @ 100 (SCSDE) ,
5.00%, 3/1/31 507,614
585,000 Lugoff-Elgin Water Authority, Refunding Revenue
Series B, Callable 7/1/26 @ 100 , 5.00%, 7/1/30
(a)
586,044
500,000
Newberry Investing in Children's Education ,
5.00%, 12/1/30 546,511

Sterling Capital South Carolina Intermediate Tax-Free Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — (continued)
South Carolina — (continued)
$ 500,000
Oconee County, SC , 5.00%, 4/1/41 $ 543,613
400,000
Orangeburg County School District , 5.00%, 4/1/42 448,580
500,000 Orangeburg County, SC, Correctional Facilities
Improvements, Installment Purchase Revenue Bonds,
Callable 12/1/27 @ 100 , 5.00%, 12/1/29 509,949
715,000
Patriots Energy Group Financing Agency , 5.25%, 2/1/54 769,210
805,000 Richland County, SC, School District No. 2, School
Improvements G.O. Series A, Callable 3/1/32 @ 100
(SCSDE) , 5.00%, 3/1/36
(a)
887,260
645,000
South Carolina Jobs-Economic Development Authority ,
5.00%, 11/1/34 722,098
415,000 South Carolina Jobs-Economic Development Authority
Series 2025-B-2 , 5.00%, 11/1/49 457,629
500,000
South Carolina Jobs-Economic Development Authority ,
5.25%, 11/1/54 526,192
400,000
South Carolina Jobs-Economic Development Authority ,
5.00%, 11/1/33
(a)
451,181
350,000 South Carolina Jobs-Economic Development Authority,
AnMed Health Project, Advanced Refunding Revenue
Bonds, Callable 2/1/26 @ 100 , 5.00%, 2/1/29
(a)
351,615
500,000 South Carolina Jobs-Economic Development Authority,
Wofford College Project, University & College
Improvements Revenue, Callable 4/1/29 @ 100 ,
5.00%, 4/1/44 511,483
440,000
South Carolina Public Service Authority , 5.00%, 12/1/55 458,114
445,000 South Carolina Public Service Authority, Callable
12/1/32 @ 100 , 5.25%, 12/1/36 497,245
500,000 South Carolina Transportation Infrastructure Bank,
Advance Refunding Revenue Series A, Callable 10/1/27
@ 100 (AGM) , 5.00%, 10/1/38 511,300
500,000 Spartanburg County School District No. 4, SC, School
Improvements G.O. (SCSDE) Series A, Callable 3/1/32
@ 100 (SCSDE) , 5.00%, 3/1/40 543,951
500,000 Spartanburg County School District No. 5, SC, School
Improvements G.O., Callable 3/1/32 (SCSDE) ,
5.00%, 3/1/37 548,015
750,000 State of South Carolina, University & College
Improvements G.O. Series A, Callable 4/1/32 @ 100 ,
5.00%, 4/1/39 821,506
Total (Cost $20,743,686) 20,965,967

Sterling Capital South Carolina Intermediate Tax-Free Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Shares Fair Value
MONEY MARKET FUNDS — 3.32%
$ 711,890 Federated Hermes Treasury Obligations Fund,
Institutional Shares, 3.56%
(b)
$ 711,890
Total Money Market Funds
(Cost $711,890) 711,890
Total Investments— 100.97%
(Cost $21,455,576) 21,677,857
Liabilities in Excess of Other Assets  — (0.97)% (208,819)
NET ASSETS — 100.00% $ 21,469,038
(a) All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the period ended June 30, 2026 is $454,291, which represents 2.12% of net assets.
(b) Represents the current yield as of report date.

Sterling Capital Virginia Intermediate Tax-Free Fund
Schedule of Investments
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — 98.03%
Virginia — 98.03%
$ 750,000
Albemarle County Economic Development Authority ,
5.00%, 6/1/40 $ 852,098
550,000
Arlington County Industrial Development Authority ,
5.00%, 7/1/30 593,743
750,000 Chesapeake, VA, Chesapeake Expressway, Callable
7/15/34 @ 100 , 5.00%, 7/15/41 832,829
750,000 Chesapeake, VA, Public Improvements, Refunding
G.O. Series A, Callable 18/1/27 @ 100 , 5.00%, 8/1/30 768,863
500,000 Chesterfield County, VA, School Improvements G.O.,
(State Aid Withholding) Series A, Callable 1/1/28 @
100 , 4.00%, 1/1/31 510,056
500,000 Chesterfield County, VA, School Improvements G.O.,
(State Aid Withholding), Callable 1/1/33 @ 100 ,
5.00%, 1/1/40 549,206
600,000
City of Alexandria, VA , 5.00%, 12/15/33 690,436
500,000
City of Hampton VA , 5.00%, 10/1/39 567,759
500,000
County of Greene VA Water & Sewer System Revenue ,
5.00%, 5/1/37 552,172
525,000
County of Loudoun VA , 5.00%, 12/1/39 597,199
500,000
Fairfax County Industrial Development Authority ,
5.00%, 5/15/37 546,554
500,000
Fairfax County Industrial Development Authority ,
5.00%, 5/15/35 551,862
1,145,000 Fairfax County, VA, School Improvements G.O.,
Current Refunding Series A, Callable 4/1/30 @ 100 ,
5.00%, 10/1/30
(a)
1,245,091
700,000
Fairfax County, VA, Sewer Revenue , 5.00%, 7/15/54 736,584
500,000
Hampton Roads Sanitation District , 5.00%, 7/1/41 556,571
1,000,000
Hampton Roads Transp. Accountability Comm. ,
5.00%, 7/1/31 1,091,973
500,000
Henrico County Economic Development Authority ,
5.00%, 11/1/35 568,060
700,000 Loudoun County Economic Development Authority,
Loudoun County Public Improvements Projects,
Revenue Bonds Series A, Callable 12/1/31 @ 100 ,
5.00%, 12/1/36 763,924
525,000
Lynchburg Economic Development Authority ,
5.00%, 1/1/37 585,517
700,000
Lynchburg Economic Development Authority ,
5.00%, 1/1/35 758,414
1,000,000
Norfolk, VA, Callable 8/1/28 @ 100 , 5.00%, 8/1/47 1,051,568
500,000
Norfolk, VA, Water Revenue, Callable 11/1/33 @ 100 ,
5.00%, 11/1/44 542,254

Sterling Capital Virginia Intermediate Tax-Free Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — (continued)
Virginia — (continued)
$ 750,000
Norfolk, VA, Water Revenue, Callable 11/1/33 @ 100 ,
5.00%, 11/1/40 $ 830,664
750,000
Roanoke Economic Development Authority ,
5.00%, 7/1/33 844,849
1,000,000 Roanoke, VA, School Improvements G.O., Callable
4/1/32 @ 100 , 5.00%, 4/1/34
(a)
1,113,690
500,000
Salem Economic Development Authority , 5.00%, 4/1/40 520,862
1,000,000 Salem, VA, School Improvements G.O., Current
Refunding , 5.00%, 5/1/28 1,044,766
500,000 Spotsylvania County, VA, School Improvements G.O.,
Callable 7/15/32 @ 100 , 5.00%, 1/15/38 551,272
750,000 Spotsylvania County, VA, School Improvements G.O.,
Callable 7/15/32 @ 100 , 5.00%, 1/15/37 831,862
1,085,000
Suffolk, VA, Callable 2/1/32 @ 100 , 5.00%, 2/1/43
(a)
1,163,726
500,000
Upper Occoquan Sewage Authority , 5.00%, 7/1/37 574,616
500,000 Virginia College Building Authority, University &
College Improvements Revenue Bonds (State Intercept)
Series C , 5.00%, 9/1/29 536,691
1,000,000 Virginia Housing Development Authority, Callable
4/1/26 @ 100 , 3.00%, 10/1/29 1,000,062
585,000
Virginia Port Authority , 5.00%, 7/1/32 653,220
750,000 Virginia Port Authority Commonwealth Port Fund,
Airport & Marina Improvements Revenue Bonds Series
A , 5.00%, 7/1/41 822,022
750,000 Virginia Public School Authority, School Improvements
Revenue Bonds (State Aid Withholding) , 5.00%, 8/15/30 821,460
1,000,000 Virginia Public School Authority, School Improvements
Revenue Bonds (State Aid Withholding) , 5.00%, 1/15/30 1,083,421
600,000
Virginia Small Business Financing Authority ,
5.00%, 10/1/32 649,936
750,000 Winchester Economic Development Authority, Callable
1/1/34 @ 100 , 5.00%, 1/1/42 806,926
Total (Cost $29,031,129) 29,362,778

Sterling Capital Virginia Intermediate Tax-Free Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Shares Fair Value
MONEY MARKET FUNDS — 0.66%
$ 198,381 Federated Hermes Treasury Obligations Fund,
Institutional Shares, 3.56%
(b)
$ 198,381
Total Money Market Funds
(Cost $198,381) 198,381
Total Investments— 98.69%
(Cost $29,229,510) 29,561,159
Other Assets in Excess of Liabilities — 1.31% 390,958
NET ASSETS — 100.00% $ 29,952,117
(a) All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the period ended June 30, 2026 is $998,268, which represents 3.33% of net assets.
(b) Represents the current yield as of report date.

Sterling Capital West Virginia Intermediate Tax-Free Fund
Schedule of Investments
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — 98.87%
West Virginia — 98.87%
$ 500,000
Berkeley County Public Service Sewer , 5.00%, 6/1/40 $ 532,377
1,750,000 Berkeley County, Board of Education, School
Improvements G.O. (West Virginia Board
Commission), Callable 6/1/33 @ 100 , 4.00%, 6/1/36
(a)
1,803,000
500,000 Berkeley County, WV, Public Service Sewer District,
Miscellaneous Purposes Revenue Series C, Callable
10/30/23 @ 100 (BAM) , 4.50%, 10/1/32 500,494
1,000,000 Braxton County, WV, Board of Education, Public
School, Advance Refunding G.O. (West Virginia Board
Commission), Callable 5/1/26 @ 100 , 5.00%, 5/1/28
(a)
1,001,906
750,000
City of Huntington WV Combined Sewer , 5.00%, 6/1/46 790,340
375,000
City of Wheeling WV Waterworks , 5.25%, 6/1/50 397,058
1,000,000
Hancock County Board of Education , 5.00%, 6/1/35 1,099,259
1,360,000 Marshall University, WV, University & College
Improvements Revenue Bonds Series A (AGM) ,
5.00%, 5/1/30 1,460,244
705,000 Morgantown Utility Board, WV, Combined Water
Utility Improvements Revenue Series B, Callable
6/1/28 @ 100 , 5.00%, 12/1/34 731,507
1,140,000 Morgantown Utility Board, WV, Water Utility
Improvements Revenue Bonds Series B, Callable
6/1/28 @ 100 , 5.00%, 12/1/36 1,179,495
750,000 Ohio County, WV, Board of Education, School
Improvements G.O. (West Virginia Board
Commission) , 3.00%, 6/1/28 750,597
1,000,000 Ohio County, WV, Board of Education, School
Improvements G.O. (West Virginia Board
Commission) , 4.00%, 6/1/29 1,031,409
1,275,000
Ohio County, WV, Callable 6/1/34 @ 100 ,
5.25%, 6/1/44 1,323,561
1,000,000
Putnam County Board of Education/WV , 5.00%, 6/1/32 1,107,951
1,500,000
Putnam County Board of Education/WV , 5.00%, 6/1/37 1,678,313
765,000 School Building Authority of West Virginia, Lottery
Capital Improvements Revenue Series A, Callable
7/1/24 @ 100 , 5.00%, 7/1/28 766,548
1,000,000
State of West Virginia, Callable 6/1/29 @ 100 ,
5.00%, 6/1/44 1,039,471
1,505,000
State of West Virginia, Callable 6/1/31 @ 100 ,
5.00%, 6/1/45 1,590,162
1,000,000 State of West Virginia, Fuel Sales Tax Revenue, Group
1 Highway Improvements, G.O. Series S, Callable
6/1/29 @ 100 , 5.00%, 12/1/35 1,056,816
1,000,000 Taylor County, WV, Board of Education, Callable
6/1/34 @ 100 , 5.00%, 6/1/35 1,134,126

Sterling Capital West Virginia Intermediate Tax-Free Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — (continued)
West Virginia — (continued)
$ 1,000,000 Taylor County, WV, Board of Education, Callable
6/1/34 @ 100 , 5.00%, 6/1/36 $ 1,129,129
850,000 West Virginia Commissioner of Highways, Callable
9/1/27 @ 100 , 5.00%, 9/1/28 873,835
500,000
West Virginia Economic Development Authority ,
3.38%, 3/1/40 503,881
1,145,000 West Virginia Economic Development Authority,
Lottery Recreational Facilities Improvements Revenue
Series A, Callable 7/1/27 @ 100 , 5.00%, 7/1/28 1,173,082
1,500,000 West Virginia Economic Development Authority,
Provident Group - Marshall Properties L.L.C, Current
Refunding Revenue Bonds Series A-1, Callable 7/1/33
@ 100 , 5.00%, 7/1/37 1,634,144
1,125,000
West Virginia Hospital Finance Authority , 5.00%, 6/1/39 1,218,874
450,000
West Virginia Hospital Finance Authority , 5.50%, 6/1/50 480,612
1,470,000 West Virginia Hospital Finance Authority, Charleston
Area Medical Center Inc., Health, Hospital, Nursing
Home Improvements, Refunding Revenue, Callable
9/1/29 @ 100 , 5.00%, 9/1/39 1,496,167
1,000,000 West Virginia Hospital Finance Authority, Health Care
Facilities Revenue Bonds Series A, Callable 6/1/33 @
100 , 5.00%, 6/1/41 1,071,859
1,070,000 West Virginia Housing Development Fund, Revenue
Bonds Series A , 3.25%, 5/1/29 1,078,014
905,000 West Virginia Housing Development Fund, Revenue
Bonds Series A , 3.30%, 11/1/29 912,050
735,000
West Virginia Lottery Excess Lottery Revenue ,
5.00%, 7/1/39 796,622
1,980,000 West Virginia Parkways Authority, Highway
Improvements, Senior Lien Revenue Bonds, Callable
6/1/31 @ 100 , 5.00%, 6/1/47 2,057,966
1,105,000 West Virginia Parkways Authority, Senior Turnpike Toll
Revenue, Highway Improvements, Callable 6/1/28 @
100 , 5.00%, 6/1/39 1,140,487
1,000,000 West Virginia State School Building Authority, Lottery
Revenue, School Improvements Revenue Series A,
Callable 7/1/28 @ 100 , 5.00%, 7/1/29 1,046,150
1,610,000 West Virginia University, University Projects,
University & College Improvements Revenue Series A,
Callable 10/1/31 @ 100 , 5.00%, 10/1/43 1,708,599
500,000 West Virginia University, University Projects,
University & College Improvements Revenue Series A,
Callable 10/1/31 @ 100 , 5.00%, 10/1/44 527,802
1,015,000
West Virginia Water Development Authority ,
5.00%, 11/1/35 1,038,246

Sterling Capital West Virginia Intermediate Tax-Free Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — (continued)
West Virginia — (continued)
$ 1,000,000 West Virginia Water Development Authority, Loan
Program II, Refunding Revenue Series A-II, Callable
11/1/23 @ 100 , 5.00%, 11/1/26
(a)
$ 1,001,584
1,500,000 Wood County, WV, Board of Education, Callable 6/1/33
@ 100 , 4.50%, 6/1/34 1,600,852
1,000,000 Wood County, WV, Board of Education, Callable 6/1/33
@ 100 , 4.50%, 6/1/35 1,058,610
1,000,000 Wyoming County, WV, Board of Education, Callable
6/1/34 @ 100 , 5.00%, 6/1/35 1,125,151
1,000,000 Wyoming County, WV, Board of Education, Callable
6/1/34 @ 100 , 5.00%, 6/1/36 1,117,982
Total (Cost $46,363,287) 46,766,332
Shares Fair Value
MONEY MARKET FUNDS — 0.55%
260,507 Federated Hermes Treasury Obligations Fund,
Institutional Shares, 3.56%
(b)
260,507
Total Money Market Funds
(Cost $260,507) 260,507
Total Investments— 99.42%
(Cost $46,623,794) 47,026,839
Other Assets in Excess of Liabilities — 0.58% 272,510
NET ASSETS — 100.00% $ 47,299,349
(a) All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the period ended June 30, 2026 is $1,011,439, which represents 2.14% of net assets.
(b) Represents the current yield as of report date.
AGM Assured Guaranty Municipal Corp.
G.O. General Obligation

Sterling Capital Multi-Strategy Income ETF
Schedule of Investments
June 30, 2026 - (Unaudited)
Shares Fair Value
PREFERRED STOCKS — 1.26%
Insurance — 1.26%
$ 43,000 AEGON Funding Company, LLC $ 808,400
40,000 Aspen Insurance Holdings Ltd. 931,200
33,000 Athene Holding Ltd. 797,940
2,537,540
Total Preferred Stocks
(Cost $2,621,632) 2,537,540
Principal Amount Fair Value
CORPORATE BONDS — 48.91%
Aerospace & Defense — 1.67%
1,388,000 TransDigm, Inc., 6.00%, 1/15/33
(a)
1,401,674
915,000 ATI, Inc., 5.88%, 6/15/33 927,858
996,000 Bombardier, Inc., 6.75%, 6/15/33
(a)
1,031,855
3,361,387
Asset Management — 1.70%
1,384,000 Apollo Debt Solutions BDC, 6.90%, 4/13/29 1,420,879
1,070,000 Ares Capital Corp., 5.10%, 1/15/31 1,035,911
967,000 First Eagle Holdings, Inc., 7.25%, 8/15/32
(a)
973,504
3,430,294
Automotive — 2.60%
1,980,000 American Axle & Manufacturing, Inc., 5.00%, 10/01/29 1,922,046
1,374,000 Phinia, Inc., 6.63%, 10/15/32
(a)
1,403,505
1,856,000 Adient Global Holdings Ltd., 7.50%, 2/15/33
(a)
1,914,557
5,240,108
Banking — 0.97%
1,924,000 Citigroup, Inc., 6.63%, 5/15/74 (H15T5Y +300.10
bps)
(b)(c)
1,960,123
Biotech & Pharma — 1.78%
912,000 Organon & Company / Organon Foreign Debt Co-
Issuer, 5.13%, 4/30/31
(a)
902,255
1,835,000 Amneal Pharmaceuticals, LLC, 6.88%, 8/01/32
(a)
1,905,495
782,000 BioMarin Pharmaceutical, Inc., 5.50%, 2/15/34
(a)
768,077
3,575,827
Cable & Satellite — 0.65%
1,303,000 CCO Holdings, LLC / CCO Holdings Capital, 7.38%,
3/03/31
(a)
1,306,172
Commercial Support Services — 0.44%
901,000 ADT Security Corporation (The), 5.88%, 10/15/33
(a)
885,063
Communications — 0.72%
1,378,000 WULF Compute, LLC, 7.75%, 10/15/30
(a)
1,447,371
Construction Materials — 0.69%
1,366,000 Quikrete Holdings, Inc., 6.38%, 3/01/32
(a)
1,394,946
Electric Utilities — 1.64%
1,352,000 Vistra Operations Company, LLC, 7.75%, 10/15/31
(a)
1,414,653

Sterling Capital Multi-Strategy Income ETF
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
Electric Utilities — (continued)
$ 1,910,000 Alpha Generation, LLC, 6.25%, 1/15/34
(a)
$ 1,879,243
3,293,896
Entertainment Content — 0.52%
1,011,000 OAK-Eagle Acquireco, Inc., 7.25%, 7/01/33
(a)
1,055,750
Health Care Facilities & Services — 1.84%
1,646,000 Prime Healthcare Services, Inc., 9.38%, 9/01/29
(a)
1,719,558
1,905,000 Star Parent, Inc., 9.00%, 10/01/30
(a)
1,993,339
3,712,897
Home & Office Products — 0.71%
1,369,000 Newell Brands, Inc., 8.50%, 6/01/28
(a)
1,430,322
Home Construction — 0.95%
1,846,000 New Home Company, Inc. (The), 9.25%, 10/01/29
(a)
1,909,301
Industrial Support Services — 0.97%
1,882,000 Herc Holdings, Inc., 7.25%, 6/15/33
(a)
1,962,177
Institutional Financial Services — 0.49%
953,000 Jane Street Group / JSG Finance, Inc., 6.75%, 5/01/33
(a)
978,844
Insurance — 6.66%
1,340,000 Constellation Insurance, Inc., 6.80%, 1/24/30
(a)
1,342,376
1,931,000 Panther Escrow Issuer, LLC, 7.13%, 6/01/31
(a)
1,922,260
749,000 Enstar Group Ltd., 6.69%, 7/15/37 (SOFRRATE
+254.00 bps)
(a)(c)
751,472
2,026,000 Global Atlantic Fin Company, 7.95%, 10/15/54
(H15T5Y +360.80 bps)
(a)(c)
2,040,652
1,938,000 American National Group, Inc., 7.00%, 12/01/55
(H15T5Y +318.30 bps)
(c)
1,892,450
1,489,000 Reinsurance Group of America, Inc., 6.38%, 9/15/56
(H15T5Y +234.40 bps)
(c)
1,476,853
2,210,000 SBL Holdings, Inc., 6.50%, 11/13/74 (H15T5Y +562.00
bps)
(a)(b)(c)
2,005,575
1,891,000 Corebridge Financial, Inc., 6.88%, 12/01/74 (H15T5Y
+318.10 bps)
(c)
1,967,807
13,399,445
Leisure Facilities & Services — 0.69%
1,388,000 NCL Corporation Ltd., 6.25%, 3/01/30
(a)
1,384,486
Machinery — 0.70%
1,385,000 Terex Corporation, 6.25%, 10/15/32
(a)
1,403,754
Oil & Gas Producers — 6.13%
1,402,000 Wildfire Intermediate Holdings, LLC, 7.50%,
10/15/29
(a)
1,437,672
978,000 PBF Holding Company, LLC / PBF Finance
Corporation, 9.88%, 3/15/30
(a)
1,045,665
1,396,000 Venture Global Plaquemines LNG, LLC, 6.13%,
12/15/30
(a)
1,428,521

Sterling Capital Multi-Strategy Income ETF
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
Oil & Gas Producers — (continued)
$ 1,376,000 Ascent Resources Utica Holdings, LLC / ARU Finance,
6.63%, 10/15/32
(a)
$ 1,392,314
1,408,000 Antero Midstream Partners, L.P. / Antero Midstream,
5.75%, 10/15/33
(a)
1,394,615
1,976,000 Genesis Energy, L.P. / Genesis Energy Finance, 6.75%,
3/15/34 1,960,959
998,000 Energy Transfer, L.P., 8.00%, 5/15/54 (H15T5Y
+402.00 bps)
(c)
1,058,961
1,170,000 Venture Global LNG, Inc., 9.00%, 3/30/74 (H15T5Y
+544.00 bps)
(a)(b)(c)
1,142,318
1,429,000 Sunoco, L.P., 7.88%, 9/18/75 (H15T5Y +423.00 bps)
(a)
(c)
1,482,243
12,343,268
Oil & Gas Services & Equipment — 1.48%
1,974,000 Archrock Services, L.P. / Archrock Partners, 6.00%,
2/01/34
(a)
1,961,855
1,000,000 Oceaneering International, Inc., 6.88%, 7/15/34
(a)
1,015,262
2,977,117
Retail - Consumer Staples — 0.68%
1,385,000 Albertsons Companies, Inc. / Safeway, Inc. / New,
6.25%, 3/15/33
(a)
1,372,885
Retail - Discretionary — 1.41%
1,397,000 Macy's Retail Holdings, LLC, 6.13%, 3/15/32
(a)
1,404,228
1,400,000 Bath & Body Works, Inc., 6.88%, 11/01/35 1,432,708
2,836,936
Software — 0.99%
975,000 Flash Compute, LLC, 7.25%, 12/31/30
(a)
1,003,297
984,000 CoreWeave, Inc., 9.75%, 10/01/31
(a)
983,077
1,986,374
Specialty Finance — 4.29%
1,919,000 OneMain Finance Corporation, 7.88%, 3/15/30 1,997,960
1,731,000 Starwood Property Trust, Inc., 6.50%, 10/15/30
(a)
1,770,228
1,889,000 Stonebriar A.B.F Issuer, LLC, 8.13%, 12/15/30
(a)
1,975,008
1,974,000 PennyMac Financial Services, Inc., 5.75%, 9/15/31
(a)
1,872,590
998,000 Rocket Companies, Inc., 6.50%, 6/15/34
(a)
1,023,263
8,639,049
Steel — 1.63%
1,373,000 Cleveland-Cliffs, Inc., 7.38%, 5/01/33
(a)
1,372,300
1,916,000 Commercial Metals Company, 5.75%, 11/15/33
(a)
1,904,569
3,276,869
Technology Services — 1.62%
2,011,000 Iron Mountain Information Management Services,,
5.00%, 7/15/32
(a)
1,932,242
1,327,000 CACI International, Inc., 6.38%, 6/15/33
(a)
1,345,874
3,278,116

Sterling Capital Multi-Strategy Income ETF
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
Telecommunications — 2.62%
$ 389,000 Cipher Compute, LLC, 7.13%, 11/15/30
(a)
$ 404,405
1,409,000 APLD ComputeCo, LLC, 9.25%, 12/15/30
(a)
1,520,568
389,000 Black Pearl Compute, LLC, 6.13%, 2/15/31
(a)
393,991
947,000 Edged Compute, LLC, 7.50%, 4/30/31
(a)
922,877
1,012,000 PR RNO Property Owner 1, LLC, 6.50%, 5/01/31
(a)
1,011,189
987,000 SE Cosmos, LLC, 8.88%, 5/01/31
(a)
1,014,680
5,267,710
Transportation & Logistics — 1.67%
1,964,967 American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.75%, 4/20/29
(a)
1,968,867
1,348,000 Stonepeak Nile Parent, LLC, 7.25%, 3/15/32
(a)
1,395,893
3,364,760
Total (Cost $98,957,886) 98,475,247
Principal Amount Fair Value
ASSET BACKED SECURITIES — 40.51%
107,434 BX Trust 2021-BXMF, Series BXMF , Class D, 5.57%,
10/15/26 (TSFR1M +194.45 bps)
(a)(d)
107,400
749,000 PFS Financing Corporation, Series D , Class B, 5.59%,
4/15/29
(a)
754,020
1,434,446 Morgan Stanley Capital I, Inc., Series BPR2 , Class A,
7.29%, 5/05/29
(a)
1,490,563
331,179 Santander Drive Auto Receivables Trust 2023-5, Series
5 , Class B, 6.16%, 12/17/29 333,297
1,000,000 PFS Financing Corporation, Series A , Class B, 4.54%,
2/15/30 (SOFR30A +95.00 bps)
(a)(d)
999,996
700,000 Hertz Vehicle Financing III, LLC, Series 2A , Class A,
5.48%, 1/27/31
(a)
709,305
225,000 Exeter Automobile Receivables Trust 2024-5, Series 5A
, Class D, 5.06%, 2/18/31 225,522
700,000 Bridgecrest Lending Auto Securitization Trust, Series 2
, Class C, 5.17%, 3/17/31 702,954
680,000 Westlake Automobile Receivables Trust 2026-1, Series
1A , Class C, 4.37%, 6/16/31
(a)
673,218
545,000 GLS Auto Select Receivables Trust 2025-3, Series 3A ,
Class B, 4.81%, 9/15/31
(a)
544,210
470,000 Santander Drive Auto Receivables Trust 2024-3, Series
3 , Class D, 5.97%, 10/15/31 477,353
1,200,000 Hertz Vehicle Financing III, LLC, Series 6A , Class A,
4.89%, 5/25/32
(a)
1,188,638
1,269,000 American Credit Acceptance Receivables Trust, Series
1 , Class C, 4.55%, 1/12/33
(a)
1,260,015
250,000 SoFi Consumer Loan Program 2025-1 Trust, Series 1 ,
Class B, 5.12%, 2/27/34
(a)
251,262

Sterling Capital Multi-Strategy Income ETF
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
ASSET BACKED SECURITIES — (continued)
$ 1,059,704 BX Commercial Mortgage Trust 2019-IMC, Series
IMC , Class A, 4.67%, 4/15/34 (TSFR1M +104.63
bps)
(a)(d)
$ 1,054,773
1,500,000 Recette Clo Ltd., Series 1A , Class CR3, 5.48%,
4/20/34 (TSFR3M +180.00 bps)
(a)(d)
1,500,750
1,500,000 GreatAmerica Leasing Receivables Funding, LLC,
Series 1 , Class C, 5.44%, 5/15/34
(a)
1,507,720
1,500,000 Pikes Peak CLO 6, Series 6A , Class CRR, 5.25%,
5/18/34 (TSFR3M +160.00 bps)
(a)(d)
1,498,058
1,000,000 Madison Park Funding XLV Ltd., Series 45A , Class
BRR, 5.32%, 7/15/34 (TSFR3M +165.00 bps)
(a)(d)
1,000,234
133,312 OneMain Financial Issuance Trust 2021-1, Series 1A ,
Class A1, 1.55%, 6/16/36
(a)
130,802
1,500,000 Neuberger Berman Loan Advisers CLO 45 Ltd., Series
45A , Class CR, 5.62%, 10/14/36 (TSFR3M +195.00
bps)
(a)(d)
1,501,982
1,000,000 HONO 2021-LULU Mortgage Trust, Series LULU ,
Class A, 4.89%, 10/15/36 (TSFR1M +126.45 bps)
(a)(d)
990,000
700,000 Neuberger Berman Loan Advisers CLO 38 Ltd., Series
38A , Class CR2, 5.56%, 10/20/36 (TSFR3M +188.00
bps)
(a)(d)
700,311
100,000 SREIT Trust 2021-MFP2, Series MFP2 , Class C,
5.11%, 11/15/36 (TSFR1M +148.52 bps)
(a)(d)
99,969
2,000,000 Palmer Square CLO 2020-3 Ltd., Series 3A , Class
BR3, 5.60%, 11/15/36 (TSFR3M +195.00 bps)
(a)(d)
2,001,679
250,000 Madison Park Funding XXXVII Ltd., Series 37A ,
Class CR2, 6.27%, 4/15/37 (TSFR3M +260.00 bps)
(a)(d)
249,760
990,000 Madison Park Funding XLVII Ltd., Series 47A , Class
CR, 6.08%, 4/19/37 (TSFR3M +240.00 bps)
(a)(d)
989,065
1,750,000 Fortress Credit Bsl XXI Ltd., Series 1A , Class AR,
5.04%, 4/24/37 (TSFR3M +138.00 bps)
(a)(c)(d)
1,752,343
500,000 Regatta XII Funding Ltd., Series 1A , Class CRR,
5.72%, 10/15/37 (TSFR3M +205.00 bps)
(a)(d)
499,823
769,000 CARLYLE US CLO 2018-4 LTD, Series 4A , Class
A2R, 5.24%, 10/17/37 (TSFR3M +156.00 bps)
(a)(d)
769,195
1,500,000 CIFC Funding 2014-II-R Ltd., Series 2RA , Class BR,
5.42%, 10/24/37 (TSFR3M +175.00 bps)
(a)(d)
1,503,428
2,100,000 LCM 40 Ltd., Series 40A , Class A2R, 5.32%, 1/15/38
(TSFR3M +165.00 bps)
(a)(c)(d)
2,101,755
1,500,000 Fortress Credit BSL XXVI Ltd., Series 4A , Class B,
5.57%, 1/15/38 (TSFR3M +190.00 bps)
(a)(d)
1,504,448
400,000 Oaktree CLO 2019-3 Ltd., Series 3A , Class BR2,
5.43%, 1/20/38 (TSFR3M +175.00 bps)
(a)(c)(d)
401,200
1,000,000 Sculptor CLO XXVI Ltd., Series 26A , Class BR,
5.53%, 1/20/38 (TSFR3M +185.00 bps)
(a)(d)
1,002,772
1,500,000 OCP CLO 2025-40 Ltd., Series 40A , Class C, 5.38%,
4/16/38 (TSFR3M +170.00 bps)
(a)(d)
1,501,803

Sterling Capital Multi-Strategy Income ETF
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
ASSET BACKED SECURITIES — (continued)
$ 1,750,000 Palmer Square CLO 2021-4 Ltd., Series 4A , Class
A2R, 5.27%, 7/15/38 (TSFR3M +160.00 bps)
(a)(d)
$ 1,753,262
1,510,000 Sandstone Peak II Ltd., Series 1A , Class BR, 5.43%,
7/20/38 (TSFR3M +175.00 bps)
(a)(d)
1,513,671
250,000 Oaktree CLO 2023-2 Ltd., Series 2A , Class D1R,
6.73%, 7/20/38 (TSFR3M +305.00 bps)
(a)(d)
251,631
1,100,000 Anchorage Capital CLO 6 Ltd., Series 6A , Class DR4,
6.71%, 7/22/38 (TSFR3M +305.00 bps)
(a)(d)
1,102,193
595,113 KIND Trust 2021-KIND, Series KIND , Class B,
5.09%, 8/15/38 (TSFR1M +146.45 bps)
(a)(d)
592,812
260,000 BPR Trust 2023-BRK2, Series BRK2 , Class A, 7.15%,
10/05/38
(a)(c)
265,523
250,000 Neuberger Berman Loan Advisers CLO 26 Ltd., Series
26A , Class CR, 5.68%, 10/18/38 (TSFR3M +200.00
bps)
(a)(d)
250,121
105,000 BX Commercial Mortgage Trust 2022-AHP, Series
AHP , Class E, 6.67%, 1/17/39 (TSFR1M +304.00
bps)
(a)(d)
104,601
578,404 Hilton Grand Vacations Trust 2020-A, Series AA , Class
A, 2.74%, 2/25/39
(a)
571,907
975,000 CARLYLE US CLO 2021-1 LTD, Series 1A , Class
BR, 5.67%, 1/15/40 (TSFR3M +200.00 bps)
(a)(d)
975,497
1,618,710 Tricon Residential 2024-SFR1 Trust, Series SFR1 ,
Class A, 4.65%, 4/17/41
(a)
1,599,761
263,863 BX Trust 2024-VLT4, Series VLT4 , Class C, 5.77%,
6/15/41 (TSFR1M +214.05 bps)
(a)(d)
264,027
787,503 Progress Residential 2024-SFR3 Trust, Series SFR3 ,
Class A, 3.00%, 6/17/41
(a)
747,601
1,000,000 COMM 2025-SBX Mortgage Trust, Series SBX , Class
A, 5.43%, 8/10/41
(a)(c)
993,664
500,000 ROCK Trust 2024-CNTR, Series CNTR , Class D,
7.11%, 11/13/41
(a)
518,173
750,000 BAHA Trust 2024-MAR, Series MAR , Class B,
7.07%, 12/10/41
(a)(c)
772,417
2,000,000 SWCH Commercial Mortgage Trust 2025-DATA,
Series DATA , Class A, 5.07%, 2/15/42 (TSFR1M
+144.29 bps)
(a)(d)
1,987,501
500,000 VRTX Trust 2025-HQ, Series HQ , Class D, 6.82%,
8/05/42
(a)(c)
493,864
87,211 Sierra Timeshare 2024-1 Receivables Funding, LLC,
Series 1A , Class A, 5.15%, 1/20/43
(a)
87,597
223,747 Hilton Grand Vacations Trust 2026-1, Series 1A , Class
A, 4.67%, 2/25/43
(a)
223,120
1,044,481 MVW 2026-1, LLC, Series 1A , Class A, 4.67%,
3/20/43
(a)
1,037,158
1,000,000 CONE Commercial Mortgage Trust 2026-DFW3,
Series DFW3 , Class E, 8.10%, 5/15/43
(a)(c)
1,007,456

Sterling Capital Multi-Strategy Income ETF
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
ASSET BACKED SECURITIES — (continued)
$ 750,000 VDCM Commercial Mortgage Trust 2025-AZ, Series
AZ , Class C, 6.03%, 7/13/44
(a)(c)
$ 741,525
990,522 Hilton Grand Vacations Trust 2025-3EXT, Series 3EXT
, Class A, 4.56%, 10/25/44
(a)
982,777
1,000,000 BX Commercial Mortgage Trust 2026-VLT9, Series
VLT9 , Class A, 5.33%, 3/15/45 (TSFR1M +170.00
bps)
(a)(d)
999,375
1,000,000 BX Commercial Mortgage Trust 2024-VLT5, Series
VLT5 , Class C, 6.40%, 11/13/46
(a)(c)(d)
992,629
435,000 Stack Infrastructure Issuer, LLC, Series 2A , Class A2,
5.90%, 7/25/48
(a)
435,181
1,975,000 Retained Vantage Data Centers Issuer, LLC, Series 1A ,
Class A2, 4.99%, 9/15/49
(a)
1,936,291
2,000,000 CD 2017-CD3 Mortgage Trust, Series CD3 , Class A4,
3.63%, 2/10/50 1,969,552
500,000 JPMCC Commercial Mortgage Securities Trust, Series
JP5 , Class AS, 3.88%, 3/15/50
(c)
486,805
1,850,000 Stack Infrastructure Issuer, LLC, Series 1A , Class A2,
5.00%, 5/25/50
(a)
1,798,764
1,000,000 Benchmark 2018-B1 Mortgage Trust, Series B1 , Class
AM, 3.88%, 1/15/51 969,295
1,000,000 Benchmark 2018-B2 Mortgage Trust, Series B2 , Class
AS, 4.08%, 2/15/51 942,781
1,600,000 UBS Commercial Mortgage Trust 2018-C8, Series C8 ,
Class AS, 4.22%, 2/15/51
(c)
1,549,721
582,227 SMB Private Education Loan Trust 2021-B, Series B ,
Class A, 1.31%, 7/17/51
(a)
550,528
122,000 CSAIL 2018-CX12 Commercial Mortgage Trust, Series
CX12 , Class AS, 4.46%, 8/15/51
(c)
119,756
347,332 SMB Private Education Loan Trust 2024-C, Series C ,
Class A1A, 5.50%, 6/17/52
(a)
350,446
1,395,000 Hotwire Funding, LLC, Series 1A , Class A2, 5.69%,
5/20/53
(a)
1,400,197
500,000 Benchmark 2023-V2 Mortgage Trust, Series V2 , Class
AS, 6.54%, 5/15/55 510,386
2,135,000 Vantage Data Centers, LLC, Series 1A , Class A2,
5.13%, 8/15/55
(a)
2,096,921
500,000 BANK 2022-BNK43, Series BNK43 , Class B, 5.33%,
8/15/55
(c)
475,218
1,500,000 QTS Issuer A.B.S II, LLC, Series 1A , Class B, 6.73%,
1/05/56
(a)
1,502,430
1,753,550 SMB Private Education Loan Trust 2024-A, Series A ,
Class A1A, 5.24%, 3/15/56
(a)
1,762,009
1,250,000 BMO 2023-5C1 Mortgage Trust, Series 5C1 , Class A3,
6.53%, 8/15/56 1,283,145
2,098,365 Nelnet Student Loan Trust 2025-A, Series AA , Class
A1B, 4.69%, 3/15/57 (SOFR30A +110.00 bps)
(a)(d)
2,088,518

Sterling Capital Multi-Strategy Income ETF
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
ASSET BACKED SECURITIES — (continued)
$ 140,000 Benchmark 2024-V6 Mortgage Trust, Series V6 , Class
AS, 6.38%, 3/15/57 $ 143,742
224,000 BANK5 Trust 2024-5YR6, Series 5YR6 , Class AS,
6.79%, 5/15/57 232,318
500,000 BANK5 2024-5YR9, Series 5YR9 , Class AS, 6.18%,
8/15/57 512,073
1,000,000 BX Commercial Mortgage Trust 2026-Vlt10, Series
VLT10 , Class E, 7.57%, 6/13/58
(a)(c)(d)
972,202
1,700,000 Wells Fargo Commercial Mortgage Trust 2025-5C7,
Series 5C7 , Class A3, 5.20%, 12/15/58
(a)
1,714,559
975,000 BANK 2017-BNK7, Series BNK7 , Class AS, 3.75%,
9/15/60 946,307
Total (Cost $82,011,575) 81,558,631
Principal Amount Fair Value
U.S. GOVERNMENT & AGENCIES — 5.81%
1,996,712
Fannie Mae Pool, 5.00% , 3/01/45 1,970,547
233,814
Fannie Mae Pool, 5.00% , 12/01/45 232,378
1,944,638
Fannie Mae Pool, 5.50% , 12/01/45 1,969,154
208,880
Fannie Mae Pool, 5.50% , 8/01/53 210,137
2,401,924
Fannie Mae Pool, 5.50% , 6/01/54 2,426,053
229,531
Fannie Mae Pool, 5.50% , 1/01/55 232,138
220,706
Freddie Mac Pool, 6.00% , 2/01/55 230,003
2,605,580
Freddie Mac Pool, 6.00% , 4/01/55 2,669,060
1,745,900
Fannie Mae Pool, 5.50% , 11/01/55 1,763,918
Total (Cost $11,854,115) 11,703,388
Principal Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.49%
2,354,056 Government National Mortgage Association, Series
134, Class VE, 5.00%, 8/20/36 2,355,376
650,000 Wells Fargo Commercial Mortgage Trust 2017-C40,
Series C40, Class AS, 3.85%, 10/15/50 635,103
Total (Cost $3,029,877) 2,990,479
Number of Contracts Fair Value
OPTIONS — 0.2 0%
Call — 0.00%
3740.000000 iShares iBoxx USD High Yield Corporate Bond ETF,
9/18/2026 at $82.00 3,740
Total Call Options Purchased
(Cost $25,669) 3,740
Put — 0.20%
3740.000000 iShares iBoxx USD High Yield Corporate Bond ETF,
9/18/2026 at $80.00 374,000
Total Put Options Purchased

Sterling Capital Multi-Strategy Income ETF
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Number of Contracts Fair Value
OPTIONS — (continued)
(Cost $506,700) $ 374,000
Shares Fair Value
MONEY MARKET FUNDS
— 1.46%
$ 2,932,172 Federated Hermes Treasury Obligations Fund,
Institutional Shares, , 3.56%
(e)
2,932,172
Total Money Market Funds
(Cost $2,932,172) 2,932,172
Total Investments— 99.64%
(Cost $201,939,626) 200,575,197
Other Assets in Excess of
Liabilities — 0.36% 744,169
NET ASSETS — 100.00% $ 201,319,366
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The
Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b) Security is perpetual in nature and has no stated maturity date.
(c) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates.
The reflected rate is in effect as of June 30, 2026. The maturity date reflected is the final maturity date.
(d) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(e) Represents the current yield as of report date.
LLC Limited Liability Corporation
LP Limited Partnership

Sterling Capital Multi-Strategy ETF
Schedule of Open Written Options Contracts
June 30, 2026 - (Unaudited)
111
SCHEDULE OF WRITTEN OPTIONS
Description
Number of
Contracts Notional Amount
Exercise
Price Expiration Date Fair Value
WRITTEN OPTIONS (0.11)%
WRITTEN CALL OPTIONS (0.02)%
iShares iBoxx USD High Yield Corporate Bond ETF (3,740) $ (29,908,780) $ 81.00 September 2026 $ (22,440)
US 10YR FUT OPTN  Aug26C 111 (90) (43,974) 111.00 July 2026 (11,250)
Total Written Call Options (Premiums Received $76,691) (33,690)
WRITTEN PUT OPTIONS (0.09)%
iShares iBoxx USD High Yield Corporate Bond ETF (3,740) (29,908,780) 78.00 September 2026 (172,040)
Total Written Put Options (Premiums Received $240,314) (172,040)
Total Written Options (Premiums Received $317,005) $ (205,730)

Sterling Capital National Municipal Bond ETF
Schedule of Investments
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — 94.74%
Alabama — 6.07%
$ 2,000,000
Black Belt Energy Gas District , 5.25%, 5/1/55 $ 2,069,581
2,000,000
Black Belt Energy Gas District , 5.00%, 7/1/33 2,094,610
2,100,000
County of Jefferson AL Sewer Revenue , 5.50%, 10/1/53 2,210,337
3,750,000
Energy Southeast A Cooperative District Series B ,
5.25%, 7/1/54 4,037,771
2,500,000
Southeast Energy Authority A Cooperative District ,
5.00%, 1/1/56 2,551,038
1,000,000 Southeast Energy Authority A Cooperative District
Series 2025-E , 5.00%, 10/1/30 1,068,128
Arizona — 1.53%
3,500,000
Chandler Industrial Development Authority ,
5.00%, 9/1/52 3,541,547
California — 9.99%
3,500,000
California Community Choice Financing Authority ,
5.00%, 2/1/55 3,716,681
4,265,000
California Community Choice Financing Authority ,
5.00%, 1/1/56 4,603,084
1,515,000
Central Valley Energy Authority , 5.00%, 12/1/55 1,622,350
1,905,000
City of Los Angeles Department of Airports ,
5.00%, 5/15/48 2,044,597
1,500,000
County of Santa Barbara CA , 5.00%, 12/1/30 1,566,768
1,700,000
Los Angeles Department of Water & Power ,
5.00%, 7/1/49 1,729,697
2,070,000
Los Angeles Department of Water & Power ,
5.00%, 7/1/40 2,237,840
1,490,000
San Francisco City & County Airport Comm-San ,
5.00%, 5/1/32 1,643,578
3,755,000
Southern California Public Power Authority ,
5.00%, 4/1/55 3,941,460
Colorado — 1.90%
2,000,000
City & County of Denver CO Airport System Revenue ,
5.25%, 11/15/53 2,112,654
2,150,000
Colorado Health Facilities Authority , 5.00%, 11/1/41 2,279,582
District of Columbia — 1.56%
3,500,000
Metropolitan Washington Airports Authority ,
5.00%, 10/1/50 3,600,414
Florida — 7.50%
1,825,000
County of Miami-Dade FL Aviation Revenue ,
5.25%, 10/1/55 1,920,327
3,300,000
County of Miami-Dade FL Water & Sewer System ,
5.00%, 10/1/55 3,444,731
3,300,000
Greater Orlando Aviation Authority , 5.25%, 10/1/51 3,458,807
1,180,000
Hillsborough County Aviation Authority ,
5.50%, 10/1/54 1,259,415

Sterling Capital National Municipal Bond ETF
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — (continued)
Florida — (continued)
$ 2,500,000
JEA Water & Sewer System Revenue , 4.00%, 10/1/39 $ 2,467,006
1,810,000
JEA Water & Sewer System Revenue , 4.00%, 10/1/39 1,821,838
2,800,000
School District of Broward County/FL , 5.00%, 7/1/32 3,008,580
Georgia — 6.13%
2,630,000
City of Atlanta GA Department of Aviation ,
5.25%, 7/1/54 2,750,008
3,810,000
Georgia Housing & Finance Authority , 4.70%, 12/1/55 3,812,674
2,545,000
Main Street Energy, Inc. , 5.00%, 10/1/33 2,709,949
4,600,000
Main Street Natural Gas, Inc. , 5.00%, 5/1/55 4,906,211
Illinois — 6.57%
1,655,000
Chicago O'Hare International Airport , 5.50%, 1/1/59 1,728,698
1,500,000
Chicago Park District , 5.00%, 1/1/40 1,643,045
3,000,000
City of Chicago IL , 5.00%, 1/1/44 3,118,581
1,925,000
Sales Tax Securitization Corporation , 5.00%, 1/1/33 2,034,884
3,000,000
State of Illinois , 5.00%, 2/1/36 3,309,142
3,000,000
State of Illinois Sales Tax Revenue , 5.00%, 6/15/34 3,348,847
Indiana — 2.37%
3,000,000
City of Whiting IN , 4.20%, 6/1/44 3,105,146
2,300,000
Indiana Finance Authority , 5.00%, 10/1/53 2,373,742
Iowa — 0.46%
1,000,000
PEFA, Inc. , 5.00%, 4/1/33 1,065,508
Kentucky — 1.48%
3,465,000
Shelby County School District Finance Corporation ,
4.00%, 8/1/38 3,425,866
Maryland — 1.47%
3,200,000
Maryland Health & Higher Educational Facilities ,
5.25%, 5/15/55 3,410,340
Massachusetts — 5.25%
2,000,000
Commonwealth of Massachusetts , 5.00%, 8/1/50 2,119,182
3,500,000
Massachusetts Development Finance Agency ,
5.00%, 7/1/36 3,502,384
3,500,000
Massachusetts Development Finance Agency ,
5.00%, 7/1/43 3,564,666
2,830,000
Massachusetts Port Authority , 5.00%, 7/1/34 2,967,273
Michigan — 1.48%
3,330,000
University of Michigan , 5.00%, 4/1/48 3,416,029
New Jersey — 2.63%
2,430,000
New Jersey Economic Development Authority ,
5.00%, 6/15/48 2,487,675
1,650,000
New Jersey Higher Education Student Assistance ,
5.00%, 12/1/36 1,811,617

Sterling Capital National Municipal Bond ETF
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — (continued)
New Jersey — (continued)
$ 1,785,000
New Jersey Housing & Mortgage Finance Agency ,
4.70%, 10/1/50 $ 1,792,493
New Mexico — 2.18%
4,750,000
New Mexico Municipal Energy Acquisition Authority ,
5.00%, 6/1/54 5,051,107
New York — 9.88%
2,935,000
City of New York NY , 5.00%, 9/1/44 3,169,443
2,135,000
Metropolitan Transportation Authority , 5.00%, 11/15/50 2,168,154
2,000,000
Metropolitan Transportation Authority Dedicated ,
5.00%, 11/15/56 2,004,054
1,795,000
New York City Housing Development Corporation ,
4.80%, 11/1/55 1,796,901
3,145,000
New York State Dormitory Authority , 5.00%, 3/15/53 3,291,689
3,500,000
New York Transportation Development Corporation ,
5.00%, 10/1/35 3,658,202
1,500,000
New York Transportation Development Corporation ,
4.00%, 12/1/38 1,464,232
2,235,000
Port Authority of New York & New Jersey ,
5.00%, 7/15/53 2,342,823
2,965,000
State of New York Mortgage Agency Homeowner ,
4.65%, 10/1/50 2,964,522
North Carolina — 1.58%
1,000,000
Nash Health Care Systems , 5.25%, 2/1/55 1,033,633
2,540,000
North Carolina Turnpike Authority , 5.00%, 1/1/58 2,602,501
Ohio — 1.45%
3,000,000
State of Ohio , 5.00%, 11/1/39 3,379,532
Oregon — 0.68%
1,490,000
City of Portland OR Sewer System Revenue ,
5.00%, 10/1/54 1,562,442
Pennsylvania — 1.86%
2,000,000 City of Philadelphia PA Water & Wastewater Revenue
Series 2021 C , 5.00%, 10/1/46 2,090,808
1,000,000
Pennsylvania Turnpike Commission , 5.50%, 12/1/46 1,005,960
1,120,000
School District of Philadelphia (The) , 5.00%, 9/1/31 1,230,612
South Carolina — 1.60%
3,500,000
South Carolina Jobs-Economic Development Authority ,
5.25%, 11/1/54 3,683,346
Texas — 13.77%
2,360,000
Central Texas Turnpike System , 5.00%, 8/15/34 2,665,406
1,000,000
City of Austin TX Airport System Revenue ,
5.00%, 11/15/32 1,101,661
2,410,000
City of Houston TX Airport System Revenue ,
5.50%, 7/1/55 2,565,734

Sterling Capital National Municipal Bond ETF
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — (continued)
Texas — (continued)
$ 3,200,000
City of Houston TX Airport System Revenue ,
5.25%, 7/15/30 $ 3,369,857
2,165,000
City of Houston TX Hotel Occupancy Tax & Special ,
5.00%, 9/1/37 2,425,399
2,100,000
Dallas Fort Worth International Airport , 5.00%, 11/1/34 2,339,906
1,270,000
Love Field Airport Modernization Corporation ,
5.00%, 11/1/29 1,344,626
2,000,000
Lower Colorado River Authority , 5.00%, 5/15/44 2,018,537
2,620,000
Spring Independent School District , 5.25%, 8/15/55 2,788,859
2,000,000
State of Texas , 4.00%, 8/1/33 2,048,408
2,000,000
State of Texas , 5.00%, 8/1/33 2,216,012
2,120,000
Texas Department of Housing & Community Affairs ,
3.65%, 1/1/37 2,118,103
2,000,000
Texas Municipal Gas Acquisition & Supply Series A ,
5.50%, 1/1/54 2,118,667
2,500,000
Texas Municipal Gas Acquisition & Supply ,
5.00%, 1/1/55 2,666,342
Utah — 0.87%
2,000,000
City of Salt Lake City UT Airport Revenue ,
5.00%, 7/1/47 2,008,639
Virginia — 2.31%
1,000,000
City of Richmond VA Public Utility Revenue ,
5.00%, 1/15/48 1,070,230
1,990,000
Henrico County Economic Development Authority ,
5.00%, 11/1/48 2,077,990
2,000,000
Lynchburg Economic Development Authority ,
5.00%, 1/1/39 2,204,036
Washington — 1.02%
2,250,000
Port of Seattle WA , 5.25%, 7/1/49 2,358,870
West Virginia — 1.15%
1,000,000
City of Wheeling WV Waterworks & Sewerage System ,
5.25%, 6/1/50 1,058,821
1,500,000
West Virginia Hospital Finance Authority , 5.50%, 6/1/50 1,602,038
Total (Cost $219,372,810) 219,124,483

Sterling Capital National Municipal Bond ETF
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Shares Fair Value
MONEY MARKET FUNDS
— 4.98%
$ 11,520,035 Federated Hermes Treasury Obligations Fund,
Institutional Shares, , 3.56%
(a)
$ 11,520,035
Total Money Market Funds
(Cost $11,520,035) 11,520,035
Total Investments— 99.72%
(Cost $230,892,845) 230,644,518
Other Assets in Excess of
Liabilities — 0.28% 651,632
NET ASSETS — 100.00% $ 231,296,150
(a) Represents the current yield as of report date.

Sterling Capital Hedged Equity Premium Income ETF
Schedule of Investments
June 30, 2026 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 98.36%
Banking — 3.50%
$ 25,123 JPMorgan Chase & Co. $ 8,223,512
Biotech & Pharma — 2.68%
14,934 AbbVie, Inc. 3,757,992
7,015 Amgen, Inc. 2,540,272
6,298,264
Chemicals — 3.08%
14,765 Air Products & Chemicals, Inc. 4,328,803
8,488 Sherwin-Williams Co. (The) 2,922,588
7,251,391
Commercial Support Services — 2.02%
11,070 Republic Services, Inc. 2,358,796
10,712 Waste Management, Inc. 2,387,490
4,746,286
Diversified Industrials — 2.77%
11,826 Emerson Electric Co. 1,692,892
17,713 Illinois Tool Works, Inc. 4,790,834
6,483,726
E-Commerce Discretionary — 4.61%
45,436 Amazon.com, Inc.
(a)
10,829,216
Electric Utilities — 2.35%
13,670 Vistra Corp. 2,168,472
28,807 WEC Energy Group, Inc. 3,363,793
5,532,265
Electrical Equipment — 2.51%
7,080 AMETEK, Inc. 1,712,935
12,553 Vertiv Holdings Co., Class A 4,202,996
5,915,931
Electronic Equipment, Instruments & Components — 1.90%
25,405 Amphenol Corp., Class A 4,479,410
Hotels, Restaurants & Leisure — 1.95%
12,561 Darden Restaurants, Inc. 2,587,692
7,375 McDonald's Corp. 1,993,536
4,581,228
Household Products — 1.01%
16,255 Procter & Gamble Co. (The) 2,383,633
Industrial Support Services — 0.82%
1,422 W.W. Grainger, Inc. 1,934,489
Insurance — 4.69%
33,706 Aflac, Inc. 3,952,029
10,630 Chubb Ltd. 3,622,066
26,231 Hartford Insurance Group, Inc. (The) 3,476,132
11,050,227
Internet Media & Services — 10.21%
38,708 Alphabet, Inc., Class A 13,833,078

Sterling Capital Hedged Equity Premium Income ETF
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Internet Media & Services — (continued)
$ 15,092 Booking Holdings, Inc. $ 2,689,998
9,167 Meta Platforms, Inc., Class A 5,163,679
32,875 Netflix, Inc.
(a)
2,347,275
24,034,030
Machinery — 2.59%
6,222 Parker-Hannifin Corp. 6,085,863
Medical Equipment & Devices — 0.68%
4,051 Intuitive Surgical, Inc.
(a)
1,611,002
Oil & Gas Producers — 2.11%
66,890 Williams Companies, Inc. (The) 4,972,603
Pharmaceuticals — 2.74%
2,406 Eli Lilly & Co. 2,885,829
14,037 Johnson & Johnson 3,564,976
6,450,805
Retail - Consumer Staples — 3.40%
5,941 Costco Wholesale Corp. 5,557,627
21,414 Walmart, Inc. 2,425,350
7,982,977
Retail - Discretionary — 0.95%
14,766 TJX Companies, Inc. (The) 2,237,049
Semiconductors — 22.07%
8,732 Advanced Micro Devices, Inc.
(a)
5,072,506
10,915 Analog Devices, Inc. 4,335,111
34,348 Broadcom, Inc. 12,974,957
14,109 Lam Research Corp. 6,113,853
6,336 MKS, Inc. 2,818,253
3,168 Monolithic Power Systems, Inc. 4,379,316
65,934 Nvidia Corp. 13,192,735
6,259 Teradyne, Inc. 3,028,355
51,915,086
Software — 6.87%
6,641 Cadence Design Systems, Inc.
(a)
2,492,500
21,646 Microsoft Corp. 8,074,390
15,362 Palantir Technologies, Inc., Class A
(a)
1,792,285
6,708 Palo Alto Networks, Inc.
(a)
2,287,562
15,149 ServiceNow, Inc.
(a)
1,503,993
16,150,730
Specialized REITs — 2.01%
4,547 Equinix, Inc. 4,739,747
Specialty Retail — 1.49%
9,959 Home Depot, Inc. (The) 3,512,340
Technology Hardware — 5.61%
45,639 Apple, Inc. 13,206,101

Sterling Capital Hedged Equity Premium Income ETF
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Technology Services — 1.03%
$ 16,455 Oracle Corp. $ 2,411,480
Transaction Processing Services — 2.71%
3,494 MasterCard, Inc., Class A 1,794,518
13,322 Visa, Inc., Class A 4,570,645
6,365,163
Total Common Stocks
(Cost $216,747,688) 231,384,554
Number of Contracts Fair Value
PURCHASED OPTION CONTRACTS — 1.45%
Put — 1.45%
774.000000 SPDR S&P 500 ETF Trust, 9/18/2026 at $620.00 179,568
774.000000 SPDR S&P 500 ETF Trust, 12/18/2026 at $620.00 534,834
774.000000 SPDR S&P 500 ETF Trust, 3/19/2027 at $615.00 825,858
774.000000 SPDR S&P 500 ETF Trust, 6/17/2027 at $680.00 1,905,589
Total Put Options Purchased
(Cost $6,593,803) 3,445,849
Shares Fair Value
MONEY MARKET FUNDS
— 1.13%
2,663,460 Federated Hermes Treasury Obligations Fund,
Institutional Shares, , 3.56%
(b)
2,663,460
Total Money Market Funds
(Cost $2,663,460) 2,663,460
Total Investments— 100.94%
(Cost $226,004,951) 237,493,863
Liabilities in Excess of Other
Assets  — (0.94)% (2,240,975)
NET ASSETS — 100.00% $ 235,252,888
(a) Non-income producing security.
(b) Represents the current yield as of report date.
LP Limited Partnership

Sterling Capital Hedged Equity Premium Income ETF
Schedule of Open Written Options Contracts
June 30, 2026 - (Unaudited)
120
SCHEDULE OF WRITTEN OPTIONS
Description
Number of
Contracts Notional Amount
Exercise
Price Expiration Date Fair Value
WRITTEN OPTIONS (0.96)%
WRITTEN CALL OPTIONS (0.47)%
AbbVie, Inc. (119) $ (2,994,516) $ 240.00 July 2026 $ (147,798)
Advanced Micro Devices, Inc. (69) (4,008,279) 700.00 July 2026 (41,745)
Aflac, Inc. (268) (3,142,300) 123.00 July 2026 (8,040)
Air Products & Chemicals, Inc. (117) (3,430,206) 310.00 July 2026 (14,040)
Alphabet, Inc. (308) (11,006,996) 425.00 July 2026 (924)
Amazon.com, Inc. (362) (8,627,908) 290.00 July 2026 (1,086)
AMETEK, Inc. (56) (1,354,864) 260.00 July 2026 (5,600)
Amgen, Inc. (56) (2,027,872) 375.00 July 2026 (9,240)
Amphenol Corp. (201) (3,544,032) 185.00 July 2026 (96,279)
Analog Devices, Inc. (87) (3,455,379) 510.00 July 2026 (9,353)
Apple, Inc. (363) (10,503,768) 340.00 July 2026 (363)
Booking Holdings, Inc. (120) (2,138,880) 200.00 July 2026 (4,920)
Broadcom, Inc. (274) (10,350,350) 520.00 July 2026 (1,918)
Cadence Design Systems, Inc. (53) (1,989,196) 490.00 July 2026 (5,698)
Chubb Ltd. (84) (2,862,216) 350.00 July 2026 (30,240)
Costco Wholesale Corp. (47) (4,396,709)
 1,100.00
July 2026 (1,175)
Darden Restaurants, Inc. (99) (2,039,499) 240.00 July 2026 (1,782)
Eli Lilly & Co. (19) (2,278,917)
 1,300.00
July 2026 (9,120)
Emerson Electric Co. (93) (1,331,295) 160.00 July 2026 (10,463)
Equinix, Inc. (36) (3,752,604)
 1,210.00
July 2026 (8,640)
Hartford Insurance Group, Inc. (The) (207) (2,743,164) 140.00 July 2026 (7,763)
Home Depot, Inc. (The) (79) (2,786,172) 345.00 July 2026 (85,083)
Illinois Tool Works, Inc. (140) (3,786,580) 280.00 July 2026 (27,650)
Intuitive Surgical, Inc. (32) (1,272,576) 485.00 July 2026 (7,136)
Johnson & Johnson (111) (2,819,067) 250.00 July 2026 (79,920)
JPMorgan Chase & Co. (199) (6,513,867) 340.00 July 2026 (14,328)
Lam Research Corp. (113) (4,896,629) 440.00 July 2026 (254,250)
MasterCard, Inc. (27) (1,386,720) 540.00 July 2026 (2,700)
McDonald's Corp. (58) (1,567,798) 305.00 July 2026 (1,479)
Meta Platforms, Inc. (72) (4,055,688) 750.00 July 2026 (432)
Microsoft Corp. (171) (6,378,642) 500.00 July 2026 (1,026)
MKS, Inc. (50) (2,224,000) 460.00 July 2026 (112,500)
Monolithic Power Systems, Inc. (25) (3,455,900)
 2,060.00
July 2026 (6,000)
Netflix, Inc. (260) (1,856,400) 97.00 July 2026 (520)
Nvidia Corp. (525) (10,504,725) 260.00 July 2026 (1,050)
Oracle Corp. (130) (1,905,150) 340.00 July 2026 (325)
Palantir Technologies, Inc. (96) (1,120,032) 185.00 July 2026 (192)
Palo Alto Networks, Inc. (43) (1,466,386) 340.00 July 2026 (53,750)
Parker-Hannifin Corp. (49) (4,792,788)
 1,040.00
July 2026 (19,110)
Procter & Gamble Co. (The) (128) (1,876,992) 155.00 July 2026 (2,560)
Republic Services, Inc. (87) (1,853,796) 230.00 July 2026 (3,828)
ServiceNow, Inc. (120) (1,191,360) 170.00 July 2026 (3,000)
Sherwin-Williams Co. (The) (67) (2,306,944) 350.00 July 2026 (35,510)
Teradyne, Inc. (50) (2,419,200) 600.00 July 2026 (29,000)
TJX Companies, Inc. (The) (117) (1,772,550) 175.00 July 2026 (4,388)
Vertiv Holdings Co. (99) (3,314,718) 435.00 July 2026 (4,752)
Visa, Inc. (105) (3,602,445) 355.00 July 2026 (10,500)
Vistra Corp. (108) (1,713,204) 190.00 July 2026 (2,160)
W.W. Grainger, Inc. (11) (1,496,440)
 1,420.00
July 2026 (10,230)
Walmart, Inc. (170) (1,925,420) 133.00 July 2026 (510)
Waste Management, Inc. (85) (1,894,480) 230.00 July 2026 (12,495)
WEC Energy Group, Inc. (227) (2,650,679) 125.00 July 2026 (8,513)
Williams Companies, Inc. (The) (530) (3,940,020) 80.00 July 2026 (6,360)
Total Written Call Options (Premiums Received $889,696) (1,217,444)
WRITTEN PUT OPTIONS (0.49)%
SPDR S&P 500 ETF Trust (774) (57,799,998) 480.00 September 2026 (44,118)
SPDR S&P 500 ETF Trust (774) (57,799,998) 480.00 December 2026 (153,252)
State Street SPDR S&P 500 ETF Trust (774) (57,799,998) 480.00 March 2027 (277,091)
State Street SPDR S&P 500 ETF Trust (774) (57,799,998) 530.00 June 2027 (595,592)
Total Written Put Options (Premiums Received $2,072,497) (1,070,053)
Total Written Options (Premiums Received $2,962,193)
$(2,287,497)

Guardian Capital Dividend Growth Fund
Schedule of Investments
June 30, 2026 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 98.84%
Banking — 5.81%
18,836
ICICI Bank Ltd. - ADR $ 546,809
9,763
Royal Bank of Canada 2,021,574
2,568,383
Biotech & Pharma — 5.54%
3,193
AbbVie, Inc. 803,487
990
Amgen, Inc. 358,499
5,695
AstraZeneca PLC 1,079,886
4,917
Sanofi - ADR 209,759
2,451,631
Chemicals — 0.70%
1,060
Air Products & Chemicals, Inc. 310,771
Commercial Support Services — 4.52%
5,276
Republic Services, Inc. 1,124,210
3,926
Waste Management, Inc. 875,027
1,999,237
Diversified Industrials — 0.61%
997
Illinois Tool Works, Inc. 269,659
Electric Utilities — 1.50%
1,186
Vistra Corp. 188,135
4,064
WEC Energy Group, Inc. 474,553
662,688
Electrical Equipment — 2.57%
17,422
Schneider Electric S.E. - ADR 1,135,566
Electronic Equipment, Instruments & Components — 1.15%
2,875
Amphenol Corp., Class A 506,920
Hotels, Restaurants & Leisure — 2.88%
2,798
Darden Restaurants, Inc. 576,416
2,596
McDonald's Corp. 701,724
1,278,140
Household Products — 1.47%
2,209
Procter & Gamble Co. (The) 323,928
5,458
Unilever PLC - ADR 328,135
652,063
Industrial Support Services — 1.16%
378
W.W. Grainger, Inc. 514,231

Guardian Capital Dividend Growth Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Insurance — 11.49%
4,392
Allianz S.E. 2,076,884
43,021
AXA S.A. 2,154,242
6,407
Hartford Insurance Group, Inc. (The) 849,056
5,080,182
Internet Media & Services — 6.70%
5,990
Alphabet, Inc., Class A 2,140,647
1,460
Meta Platforms, Inc., Class A 822,403
2,963,050
Machinery — 1.20%
543
Parker-Hannifin Corp. 531,119
Oil & Gas Producers — 10.75%
13,669
Shell PLC - ADR 1,059,894
20,068
TotalEnergies S.E. 1,560,488
28,699
Williams Cos., Inc. (The) 2,133,484
4,753,866
Pharmaceuticals — 4.02%
385
Eli Lilly & Co. 461,781
5,172
Johnson & Johnson 1,313,532
1,775,313
Retail - Consumer Staples — 4.30%
2,030
Costco Wholesale Corp. 1,899,004
Retail - Discretionary — 1.95%
5,679
TJX Companies, Inc. (The) 860,369
Semiconductors — 12.96%
1,365
ASML Holding N.V. 2,715,585
6,918
Broadcom, Inc. 2,613,274
2,018
Nvidia Corp. 403,782
5,732,641
Software — 4.27%
5,058
Microsoft Corp. 1,886,735
Specialized REITs — 2.75%
1,166
Equinix, Inc. 1,215,427
Specialty Retail — 1.54%
1,925
Home Depot, Inc. (The) 678,909
Technology Hardware — 5.77%
8,818
Apple, Inc. 2,551,576

Guardian Capital Dividend Growth Fund
Schedule of Investments (continued)
June 30, 2026 - (Unaudited)
Technology Services — 1.25%
3,765
Oracle Corp. 551,761
Transaction Processing Services — 1.98%
1,701
MasterCard, Inc., Class A 873,634
Total Common Stocks
(Cost $34,269,605) 43,702,875
Shares Fair Value
MONEY MARKET FUNDS — 1.01%
446,265 Federated Hermes Treasury Obligations Fund,
Institutional Shares, , 3.56%
(a)
446,265
Total Money Market Funds
(Cost $446,265) 446,265
Total Investments — 99.85%
(Cost $34,715,870) 44,149,140
Other Assets in Excess of Liabilities — 0.15% 64,195
NET ASSETS — 100.00% $ 44,213,335